1933 Act File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

(800) 201-6984

(Area Code and Telephone Number)

90 Hudson Street

Jersey City, New Jersey 07302-3973

(Address of Principal Executive offices

Number, Street, City,

State, Zip Code)

John T. Fitzgerald, Vice President and Assistant Secretary

90 Hudson Street

Jersey City, New Jersey 07302-3973

(Address of Principal Executive Offices

Number, Street, City,

State, Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Shares of beneficial interest.

It is proposed that this filing will become effective on February 10, 2019, pursuant to Rule 488.

Lord Abbett AMT Free Municipal Bond Fund
(a series of Lord Abbett Municipal Income Fund, Inc.)

90 Hudson Street
Jersey City, New Jersey 07302-3973
888-522-2388

Dear Shareholder,

The Board of Directors of Lord Abbett AMT Free Municipal Bond Fund (“AMT Free Municipal Bond Fund”) is pleased to announce the upcoming merger of AMT Free Municipal Bond Fund with and into Lord Abbett National Tax Free Fund* (“National Tax Free Fund”). In this merger, shares of AMT Free Municipal Bond Fund will, in effect, be exchanged for shares of National Tax Free Fund with an equal total net asset value. The exchange is expected to qualify as a tax-free reorganization for federal income tax purposes.

AMT Free Municipal Bond Fund and National Tax Free Fund have identical investment objectives, with both funds seeking the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Both funds also have identical fundamental investment policies and pursue substantially similar investment strategies. Under normal conditions each fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. While National Tax Free Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal alternative minimum tax (“AMT”), AMT Free Municipal Bond Fund has a non-fundamental policy not to invest in municipal bonds that pay interest that is subject to the AMT. In addition, the funds share the same lead portfolio manager.

Lord, Abbett & Co. LLC (“Lord Abbett”) recommended the merger to the Board of Directors of AMT Free Municipal Bond Fund because it believes that it is in the best interests of the shareholders of each fund. Lord Abbett believes that merging AMT Free Municipal Bond Fund into National Tax Free Fund could result in a larger combined fund that has better commercial prospects, better potential operating efficiencies, and will be better positioned to realize additional economies of scale than AMT Free Municipal Bond Fund.

National Tax Free Fund has a lower contractual and effective management fee rate than AMT Free Municipal Bond Fund and is subject to the same sales charges and share class-specific Rule 12b-1 fees (without taking into account any applicable fee waivers). In addition, National Tax Free Fund has lower total net annual operating expenses than AMT Free Municipal Bond Fund (without taking into account AMT Free Municipal Bond Fund’s contractual fee waiver that expired on January 31, 2019). Therefore, following the merger, AMT Free Municipal Bond Fund shareholders are expected to be invested in a larger fund with a lower total expense ratio. The merger is also expected to result in expense savings for shareholders of both funds as costs are spread over a larger combined fund.

The Board of Directors of AMT Free Municipal Bond Fund have carefully reviewed the terms of the merger and unanimously approved the merger. The merger is currently expected to occur on or about March 22, 2019, though it may

*	The full legal name of Lord Abbett National Tax Free Fund is Lord Abbett National Tax-Free Income Fund.

be delayed. We are not asking you for a proxy, and you are requested not to send a proxy. Details regarding the terms of the merger, and its potential benefits and costs to shareholders, are discussed in the prospectus/information statement, which we urge you to review carefully.

Thank you for investing in the Lord Abbett Family of Funds. If you have any questions, please contact your financial advisor or call 866-525-2664.

Sincerely,

Douglas B. Sieg President, Chief Executive Officer, and Director

February 14, 2019

Acquisition of the assets of

Lord Abbett AMT Free Municipal Bond Fund

90 Hudson Street
Jersey City, New Jersey 07302-3973
888-522-2388

by and in exchange for shares of

Lord Abbett National Tax Free Fund

90 Hudson Street
Jersey City, New Jersey 07302-3973
888-522-2388

Lord Abbett AMT Free Municipal Bond Fund
(a series of Lord Abbett Municipal Income Fund, Inc.)

90 Hudson Street
Jersey City, New Jersey 07302-3973
888-522-2388

This prospectus/information statement relates to the merger of Lord Abbett AMT Free Municipal Bond Fund (“Target Fund”) with and into Lord Abbett National Tax Free Fund, another series of Lord Abbett Municipal Income Fund, Inc. (“Acquiring Fund” and, together with Target Fund, the “Funds”). In the merger, each shareholder of Target Fund will receive shares of the corresponding class of Acquiring Fund equal in aggregate value at the date of the exchange to the aggregate value of the shareholder’s Target Fund shares.

The prospectus/information statement explains what you should know about the merger and investing in Acquiring Fund, an open-end diversified management investment company. Please read this prospectus/information statement and keep it for future reference.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

The statement of additional information relating to the merger, dated February 14, 2019 (the “Merger SAI”) and the other documents identified below are incorporated into this prospectus/information statement by reference. Shareholders may obtain free copies of any document incorporated by reference into this prospectus/information statement, request other information about the Funds or make shareholder inquiries by contacting their financial advisor, by visiting the Lord, Abbett & Co. LLC (“Lord Abbett”) website at www.lordabbett.com, or by calling Lord Abbett toll-free at 888-522-2388. This information may also be obtained by contacting the Securities and Exchange Commission (the “SEC”), as described below.

The securities offered by this prospectus/information statement have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of this prospectus/information statement. Any representation to the contrary is a criminal offense.

Shares of Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amounts invested.

The following documents have been filed with the SEC and are incorporated into this prospectus/information statement by reference:

(i) the statement of additional information of Acquiring Fund and Target Fund, dated February 1, 2018, as supplemented, and the statement of additional information of Acquiring Fund and Target Fund, dated February 1, 2019, when available;

(ii) the prospectus of Target Fund, dated February 1, 2018, as supplemented, and the prospectus of Target Fund, dated February 1, 2019, when available;

(iii) the Merger SAI, dated February 14, 2019; and

(iv) the Report of Independent Registered Public Accounting Firm, audited financial highlights and financial statements included in the Funds’ Annual Report to shareholders for the fiscal year ended September 30, 2018.

Information regarding Acquiring Fund’s investment adviser and portfolio managers, the pricing, purchase, sale and redemption of Acquiring Fund shares, the tax treatment of distributions and tax consequences to shareholders of buying, holding, exchanging and selling Acquiring Fund shares, financial highlights, Acquiring Fund’s policy regarding frequent trading in Acquiring Fund shares and regarding dividends and distributions, sales charges and 12b-1 fees is included in this prospectus/information statement.

This document will give you information about the merger. Much of the information is required under SEC rules; some of it is technical. If there is anything you do not understand, please contact Lord Abbett at its toll-free number, 888-522-2388, or call your financial advisor. Like Target Fund, Acquiring Fund is a series of Lord Abbett Municipal Income Fund, Inc. (the “Company”).

The Funds are subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and, as a result, file reports and other information with the SEC. You may review and copy information about the Funds, including reports and the Merger SAI, at the SEC’s public reference room at 100 F Street, N.E., Room 1580, Washington, DC 20549. You may call the SEC at 202-551-8090 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s website at www.sec.gov. You may need to refer to a Fund’s file number.

I. Questions and Answers Regarding the Merger

The responses to the questions that follow provide an overview of key points typically of concern to shareholders regarding a mutual fund merger. These responses are qualified in their entirety by the remainder of the prospectus/information statement, which contains additional information and further details about the merger.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

1. What is happening?

The Board of Directors of the Company (the “Board”) approved the merger of Target Fund with and into Acquiring Fund contemplated by the Agreement and Plan of Reorganization (the form of which is attached as Exhibit A). Upon the closing of the merger, all of the assets of Target Fund will be transferred to Acquiring Fund. In exchange, Acquiring Fund will issue and deliver shares of Acquiring Fund (the “Merger Shares”) to Target Fund and will also assume all of the liabilities of Target Fund. The Merger Shares will have an aggregate value equal to the value of Target Fund’s assets net of liabilities. Immediately after it receives the Merger Shares, Target Fund will distribute the Merger Shares to its shareholders, pro rata. Shareholders will receive Merger Shares of the same class as the Target Fund shares they held. It is currently anticipated that the merger will close on or about March 22, 2019.

When adopting Rule 17a-8 under the 1940 Act, the SEC stated its view that approval by shareholders of a target fund would be required if the merger would result in a change that, in a context other than a merger, would require shareholder approval under the 1940 Act. These factors generally include increased distribution fees as a result of the merger, materially different advisory contracts, different directors or materially different fundamental investment policies as between the target and surviving funds. None of the factors requiring a shareholder vote are present in this merger.

2. What will happen to my shares of Target Fund as a result of the merger?

Your shares of Target Fund will, in effect, be exchanged for shares of Acquiring Fund of the same class and with an equal aggregate net asset value (“NAV”) on the date of the merger. The merger is expected to be a tax-free reorganization for federal income tax purposes.

3. Why did the Board approve the merger?

Lord Abbett recommended the merger to the Board because it believes that it is in the best interests of shareholders of each Fund. Target Fund commenced operations on July 21, 2010 and had net assets of $184 million as of November 30, 2018. Acquiring Fund commenced operations on December 23, 1983 and had net assets of $1.95 billion as of November 30, 2018. The Funds have identical investment objectives, as both Target Fund and Acquiring Fund seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

Both Funds have identical fundamental investment policies and pursue substantially similar investment strategies, with each investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. However, Target Fund will not invest in municipal bonds that pay interest that is subject to the federal alternative minimum tax (“AMT”), while Acquiring Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to federal AMT. The Funds also share the same lead portfolio manager. Acquiring Fund has a lower contractual and effective management fee rate than Target Fund, is subject to the same sales charges and share class-specific Rule 12b-1 fees as Target Fund, and has lower total net annual operating expenses than Target Fund (not taking into account Target Fund’s contractual fee waiver that expired on January 31, 2019).

Lord Abbett believes that merging Target Fund into Acquiring Fund could result in a larger fund that has better commercial prospects, better potential operating efficiencies, and will be better positioned to realize additional economies of scale than Target Fund. Because the lead portfolio manager of Acquiring Fund is also the lead portfolio manager of Target Fund, and the Funds have identical investment objectives and fundamental investment restrictions and pursue substantially similar investment strategies, Lord Abbett believes that the Funds are appropriate merger partners. The larger net asset size of the Acquiring Fund after the merger (the “Combined Fund”) may give rise to possible operating efficiencies and economies of scale because certain fixed costs, such as printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs, and other expenses will be spread over a larger asset base, thereby lowering the total expense ratio borne by shareholders of the Combined Fund.

The same Board oversees the management and business and affairs of Target Fund and Acquiring Fund. The Board, on behalf of Target Fund, including all of the Directors who are not “interested persons” (as that term is defined in the 1940 Act) of Target Fund or Lord Abbett (the “Independent Directors”), have carefully considered the anticipated benefits and costs of the merger to the shareholders of the Target Fund. The Board has determined that the merger is in the best interests of Target Fund shareholders.

4. How do the investment objectives, strategies, policies and restrictions of the Funds compare?

Investment Objectives and Strategies

The stated investment objectives of the Funds are identical, and the Funds pursue substantially similar investment strategies.

	Target Fund	Acquiring Fund

Investment Objective	To seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.	To seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

Investment Strategies	• As a non-fundamental policy, the Fund will not invest in municipal bonds that pay interest that is subject to the federal AMT.	• The Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal AMT, including certain private activity bonds (commonly referred to as “AMT paper”).
•

Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to regular federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable.

•

Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable.

•

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities.

•

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities.

Target Fund		Acquiring Fund

•	The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.	•	The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

In pursuing its investment objective, each Fund uses the volatility of the Bloomberg Barclays Municipal Bond Index as an approximation of reasonable risk. Lord Abbett anticipates that Daniel S. Solender, who serves as the lead portfolio manager of each Fund, will employ a substantially similar investment approach for the Combined Fund as compared to the current approach for Acquiring Fund. Lord Abbett believes that combining Target Fund and Acquiring Fund will facilitate the optimal deployment of investment resources on behalf of shareholders. In addition, Lord Abbett expects that the larger Combined Fund may achieve certain operating efficiencies from its larger net asset size and the opportunity for further reduced expense ratios over time by spreading certain fixed costs over a larger asset pool.

Investment Policies and Restrictions

As described above, under normal conditions, each Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. The Funds also have indentical fundamental investment restrictions. The only difference in the Funds’ investment policies is that while the Target Fund will not invest in municipal bonds that pay interest that is subject to federal AMT, Acquiring Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to federal AMT.

5. How do the management fees and other expenses of the Funds compare, and what are they estimated to be following the merger?

Target Fund’s shareholders are expected to benefit overall in terms of a lower total expense ratio as shareholders of the Combined Fund.

Lord Abbett is entitled to a management fee based on each Fund’s average daily net assets. The management fee is accrued daily and payable monthly. Lord Abbett is entitled to a management fee for Target Fund as calculated at the following annual rates:

0.50% on the first $500 million of average daily net assets;
0.45% on the next $1 billion of average daily net assets; and
0.40% on the Fund’s average daily net assets over $1.5 billion.

Lord Abbett is entitled to a management fee for Acquiring Fund as calculated at the following annual rates:

0.45% on the first $1 billion of average daily net assets;
0.40% on the next $1 billion of average daily net assets; and
0.35% on the Fund’s average daily net assets over $2 billion.

For the fiscal year ended September 30, 2018, the effective annual management fee rates of the fees paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.22% of Target Fund’s average daily net assets, and 0.42% of Acquiring Fund’s average daily net assets. Following the merger, Lord Abbett expects the effective annual management fee rate of the Combined Fund to be 0.42%.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Funds and Lord Abbett. A discussion regarding the basis for the Board’s approval is available in the Funds’ semi-annual report to shareholders for the six-month period ended March 31, 2018.

As of September 30, 2018, the total net expenses for Class A shares of Target Fund and Acquiring Fund, taking into account Target Fund’s contractual fee waiver which expired on January 31, 2019, but not including any payments under Rule 12b-1 distribution and service plans, were 0.40% and 0.57%, respectively. Following the expiration of Target Fund’s contractual fee waiver on January 31, 2019, the total expenses for Class A shares of Target Fund and Acquiring Fund, not including any payments under Rule 12b-1 distribution and service plans, are expected to be 0.68% and 0.57%, respectively. Class A shares of the Combined Fund are expected to pay 0.55% in total expenses (not including any payments under Rule 12b-1 distribution and service plans), which does not reflect non-recurring expenses related to the merger. If these expenses are reflected, the estimated total (non 12b-1) annual fund operating expenses would be 0.56% for the Combined Fund.

For more detailed information about fees and expenses, please see “Information about the Merger—Fees and Expenses.”

6. How does the investment performance of the Funds compare?

The performance information below gives some indication of the risks associated with an investment in the fund by showing each Fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.lordabbett.com.

The tables below show year-to-year changes in the NAV performance of one of the Funds’ classes of shares, Class A shares.

Target Fund

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ’11 +5.67%	Worst Quarter 4th Q ’16 -5.08%

Acquiring Fund

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +11.02%	Worst Quarter 4th Q ’10 -5.86%

Target Fund

Average Annual Total Returns (for the periods ended December 31, 2018)

Class	1 Year	5 Years	Life of Class	Inception Date for Performance

Class A Shares				10/29/2010

Before Taxes	-1.27%	4.06%	3.96%

After Taxes on Distributions	-1.27%	4.06%	3.95%

After Taxes on Distributions and Sale of Fund Shares	0.51%	3.91%	3.89%

Class C Shares	-0.67%	3.86%	3.53%	10/29/2010

Class F Shares	1.09%	4.64%	4.35%	10/29/2010

Class F3 Shares	1.24%	–	3.46%	4/04/2017

Class I Shares	1.20%	4.74%	4.47%	10/29/2010

Index

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	1.28%	3.82%	3.60% 2.84%	10/29/2010 4/04/2017

Acquiring Fund

Average Annual Total Returns (for the periods ended December 31, 2018)

Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance

Class A Shares

Before Taxes	-1.52%	4.28%	6.42%	–

After Taxes on Distributions	-1.53%	4.27%	6.41%	–

After Taxes on Distributions and Sale of Fund Shares	0.40%	4.13%	6.06%	–

Class C Shares	-0.78%	4.12%	5.99%	–

Class F Shares	0.91%	4.87%	6.77%	–

Class F3 Shares	0.96%	–	–	3.54%	4/04/2017

Class I Shares	0.92%	4.95%	–	4.75%	7/26/2010

Index

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	1.28%	3.82%	4.85%	3.73% 2.84%	7/26/2010 4/04/2017

Target Fund performance for portions of the periods noted above benefited from Lord Abbett’s agreement to limit the Fund’s expenses.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for Class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

7. Will my dividends be affected by the merger?

Each Fund seeks to earn income and pay exempt-interest dividends that are exempt from regular federal income tax. Each Fund normally declares “exempt-interest dividends” from its net investment income daily and pays them monthly. Each Fund expects to distribute any net capital gains annually. As a non-fundamental investment policy, Target Fund will not invest in municipal bonds that pay interest that is subject to the federal AMT, whereas Acquiring Fund may invest up to 20% of its net assets in municipal bonds that pay interest subject to federal AMT. As a result, shareholders of the Target Fund may receive an increase in dividend distributions subject to the federal AMT following the merger. As each Fund otherwise maintains the same distribution practices, subject to a potential increase in dividend distributions subject to the federal AMT and the payment of a dividend as a result of the closing of Target Fund’s taxable year in connection with the merger as described below, Lord Abbett does not expect that shareholders of Target Fund will see any meaningful change in the dividends they receive as a result of the merger, although there can be no assurance that this will be the case.

8. What are the federal income tax consequences of the merger?

The merger is expected to qualify as a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss is expected to be recognized by Target Fund or its shareholders as a direct result of the merger, and the tax basis and holding period of a shareholder’s Target Fund shares are expected to carry over to the Merger Shares the shareholder receives in the merger. At any time before the consummation of the merger, a shareholder may redeem Target Fund shares, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.

Target Fund may make dispositions of certain portfolio holdings prior to the merger. At this time, Lord Abbett expects that the portfolio realignment of Target Fund, if any, will be de minimis. Any such dispositions may result in brokerage commissions or other transaction costs, and may result in the realization of capital gains that, after reduction by any available capital losses, will be distributed to shareholders as taxable distributions. If sales take place before the date of the merger, any net capital gains recognized in these sales will be distributed to Target Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net-realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale. These distributions will be taxable to shareholders, unless the shares are held through a qualified retirement plan or other tax-advantaged arrangement. If sales take place after the date of the merger, any net capital gains recognized in these sales will be distributed to shareholders of the Combined Fund and will likewise be taxable in the manner described in the immediately preceding sentence.

The merger will end the tax year of Target Fund. Prior to the merger, Target Fund will distribute to its shareholders income and capital gains realized during the short tax year ending on the date of the merger, after reduction by any available capital losses. Had the merger not occurred, Target Fund would have paid such distributions by the end of its regular tax year. The merger thus will accelerate distributions to shareholders from Target Fund for its short tax year ending on the date of the merger. Such tax year-end distributions, other than distributions of exempt-interest dividends, will be taxable (unless the shares are held through a qualified retirement plan or other tax-advantaged arrangement) and will include any capital gains resulting from portfolio turnover before the consummation of the merger (and not offset by capital losses) that were not previously distributed. Shareholders of Target Fund may also receive distributions of income and capital gains in connection with the tax year end of the Combined Fund. Such tax year-end distributions, other than distributions of exempt-interest dividends, will likewise be taxable (unless the shares are held through a qualified retirement plan or other tax-advantaged arrangement) and will include any capital gains resulting from portfolio turnover after the consummation of the merger (and not offset by capital losses) that were not previously distributed.

Certain other tax consequences are discussed below under “Information about the Merger — Material Federal Income Tax Consequences.”

9. Is there any difference in the procedures for purchasing, redeeming and exchanging shares of the two Funds?

No. The procedures for purchasing and redeeming shares of each Fund, and for exchanging shares of each Fund for shares of other Lord Abbett-sponsored funds, are identical.

Target Fund and Acquiring Fund each currently offer five classes of shares available for purchase: Classes A, C, F, F3, and I. Shares of both Funds may be purchased either through investment dealers that have sales agreements with Lord Abbett Distributor LLC (“Lord Abbett Distributor”) or directly through Lord Abbett Distributor at prices based on NAV, plus varying sales charges, depending on the class and dollar value of shares purchased. Reinvestment of distributions by the Funds is made at NAV for all classes of shares.

Shares of each Fund may be redeemed (in essence, sold to the fund) on any day the New York Stock Exchange is open at their NAV next determined after receipt by the Fund, either directly or through an investment dealer, of a properly completed redemption request, less any applicable deferred sales charge.

Each Fund’s shareholders can generally exchange their shares for shares of the same class of another Lord Abbett-sponsored fund at NAV. Not all Lord Abbett-sponsored funds offer all classes of shares or are open to new investors. Each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

10. Will the number of shares I own change after the merger?

Yes, the number of shares you own will change, but the total value of the shares of Acquiring Fund you receive will equal the total value of the shares of Target Fund that you hold at the time of the merger. Even though the NAV per share of each Fund is different, the total NAV of your holdings at the time of the merger will not change as a result of the merger.

11. What are the costs associated with the merger?

Each of Target Fund and Acquiring Fund will be responsible for and directly pay its proportionate share (“ratable portion”) of the total merger expenses, determined based on each Fund’s average net assets as of the Funds’ most recent fiscal year end September 30, 2018, provided that transaction costs attributable to a particular Fund’s disposition of portfolio securities shall be borne and paid directly by such Fund. Such expenses include the cost of preparing, filing, printing, and mailing this prospectus/information statement, and related accounting and legal fees. It is estimated that these expenses will total approximately $163,000. Target Fund’s ratable portion of these expenses is estimated to be approximately $13,351, but the actual amount may be higher or lower.

II. Information about the Merger

General. Target Fund will merge with and into Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”), a form of which is attached to this prospectus/information statement as Exhibit A.

Although the term “merger” is used for ease of reference, the transaction is structured as a transfer of all of the assets of Target Fund to Acquiring Fund in exchange for the assumption by Acquiring Fund of all of the liabilities of Target Fund and for the issuance and delivery to Target Fund of shares of Acquiring Fund (the Merger Shares) equal in aggregate NAV to the net value of the assets transferred to Acquiring Fund.

After receipt of the Merger Shares, Target Fund will distribute the Merger Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of Target Fund, and the legal existence of Target Fund will be terminated. Each shareholder of Target Fund will receive a number of full and fractional Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder’s Target Fund shares.

Before the date of the merger, Target Fund will declare a distribution to shareholders that will have the effect of distributing to shareholders all of its remaining investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income and net realized capital gains, if any, through the date of the merger.

The Directors have voted unanimously to approve the merger.

Target Fund may make dispositions of certain portfolio holdings prior to the merger. Lord Abbett currently expects that any realignment of Target Fund’s portfolio prior to the merger will be de minimis. (It is also possible that the Combined Fund’s portfolio managers could deem it appropriate in their discretion simply to combine the two Funds’ portfolios, without disposing of securities in Target Fund in anticipation of the merger.) Any dispositions in connection with portfolio realignment would result in brokerage commissions and other transaction costs, and may result in the realization of capital gains distributable to shareholders as taxable distributions after reduction by any available capital loss carryforwards. Please see “Federal Income Tax Consequences” for information about the expected tax consequences of the merger.

Following the merger, Lord Abbett anticipates that Acquiring Fund may incur brokerage commissions and other transaction costs in connection with reinvesting the proceeds of Target Fund’s dispositions. These possible transaction costs do not alter Lord Abbett’s view that the merger is in the best interests of each fund’s shareholders.

Fees and Expenses. The tables below provide a summary comparison of the expenses of each class of shares of each Fund. Each Fund’s annual fund operating expenses are based on the Fund’s fees and expenses for the Fund’s most recently completed fiscal year for which audited financials are available (September 30, 2018. The total annual fund operating expenses for Target Fund do not take into account Target Fund’s fee waiver arrangement then in effect, which expired on January 31, 2019. For Target Fund, for the period from February 1, 2017 through January 31, 2019, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, acquired fund fees and expenses, and interest related expenses, to an annual rate of 0.36% for Class F3 and to an annual rate of 0.40% for each other class. The estimated annual fund operating expenses of Acquiring Fund after giving effect to the proposed merger (the “Combined Fund”) are shown on a pro forma basis as of September 30, 2018, as if the merger had been completed at the start of the year ending on that date. The Combined Fund’s actual annual operating expenses after the merger may be greater or less than those shown.

The Funds are subject to the same sales charges. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other sales charge discounts is available from your financial professional, in “Sales Charge Reductions and Waivers” on page 56 of this prospectus/information statement Appendix A to “Additional Information about the Acquiring Fund,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of Acquiring Fund’s statement of additional information (“SAI”) dated February 1, 2018 and Acquiring Fund’s SAI dated February 1, 2019, when available.

Class A

Fee Table	Lord Abbett AMT Free Municipal Bond Fund (Target Fund)		Lord Abbett National Tax Free Fund (Acquiring Fund)		Lord Abbett National Tax Free Fund (Pro Forma Combined Fund)
Shareholder Fees(1) (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		2.25%		2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	(2)	None	(2)	None	(2)
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees	0.50%		0.42%		0.42%
Distribution and Service (12b-1) Fees	0.20%		0.20%		0.20%
Total Other Expenses	0.18%		0.12%		0.11%
Interest and Related Expenses from Inverse Floaters	None		0.03%		0.02%
Total Annual Fund Operating Expenses	0.88%		0.77%		0.75%
Fee Waiver and/or Expense Reimbursement	(0.28)%		None		None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%		0.77%		0.75%

Class C

Fee Table	Lord Abbett AMT Free Municipal Bond Fund (Target Fund)		Lord Abbett National Tax Free Fund (Acquiring Fund)		Lord Abbett National Tax Free Fund (Pro Forma Combined Fund)
Shareholder Fees(1) (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%	(3)	1.00%	(3)	1.00%	(3)
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees	0.50%		0.42%		0.42%
Distribution and Service (12b-1) Fees	0.83%		0.82%		0.82%
Total Other Expenses	0.18%		0.12%		0.11%
Interest and Related Expenses from Inverse Floaters	None		0.03%		0.02%
Total Annual Fund Operating Expenses	1.51%		1.39%		1.37%
Fee Waiver and/or Expense Reimbursement	(0.28)%		None		None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%		1.39%		1.37%

Class F

Fee Table	Lord Abbett AMT Free Municipal Bond Fund (Target Fund)	Lord Abbett National Tax Free Fund (Acquiring Fund)	Lord Abbett National Tax Free Fund (Pro Forma Combined Fund)
Shareholder Fees(1) (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees	0.50%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Total Other Expenses	0.18%	0.12%	0.11%
Interest and Related Expenses from Inverse Floaters	None	0.03%	0.02%
Total Annual Fund Operating Expenses	0.78%	0.67%	0.65%
Fee Waiver and/or Expense Reimbursement	(0.28)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50%	0.67%	0.65%

Class F3

Fee Table	Lord Abbett AMT Free Municipal Bond Fund (Target Fund)	Lord Abbett National Tax Free Fund (Acquiring Fund)	Lord Abbett National Tax Free Fund (Pro Forma Combined Fund)
Shareholder Fees(1) (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees	0.50%	0.42%	0.42%
Distribution and Service (12b-1) Fees	None	None	None
Total Other Expenses	0.14%	0.08%	0.07%
Interest and Related Expenses from Inverse Floaters	None	0.03%	0.02%
Total Annual Fund Operating Expenses	0.64%	0.53%	0.51%
Fee Waiver and/or Expense Reimbursement	(0.28)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.36%	0.53%	0.51%

Class I

Fee Table	Lord Abbett AMT Free Municipal Bond Fund (Target Fund)	Lord Abbett National Tax Free Fund (Acquiring Fund)	Lord Abbett National Tax Free Fund (Pro Forma Combined Fund)
Shareholder Fees(1) (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees	0.50%	0.42%	0.42%
Distribution and Service (12b-1) Fees	None	None	None
Total Other Expenses	0.18%	0.12%	0.11%
Interest and Related Expenses from Inverse Floaters	None	0.03%	0.02%
Total Annual Fund Operating Expenses	0.68%	0.57%	0.55%
Fee Waiver and/or Expense Reimbursement	(0.28)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.40%	0.57%	0.55%

(1)

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

(2)

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(3)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Examples

The following examples are intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The example for each Fund assumes that you invest $10,000 in such Fund at the maximum sales charge, if any, for the time periods indicated. The examples also assume that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the relevant Fund’s operating expenses remain the same. The examples assume a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year period for Class C shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. No sales charge will be imposed in connection with the merger. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed	1 year	3 years	5 years	10 years
Target Fund Class A	$285	$472	$675	$1,260
Acquiring Fund Class A	$302	$465	$643	$1,158
Pro Forma Combined Class A	$300	$459	$633	$1,134
Target Fund Class C	$225	$450	$797	$1,778
Acquiring Fund Class C	$242	$440	$761	$1,669
Pro Forma Combined Class C	$239	$434	$750	$1,646
Target Fund Class F	$51	$221	$406	$940
Acquiring Fund Class F	$68	$214	$373	$835
Pro Forma Combined Class F	$66	$208	$362	$810
Target Fund Class F3	$37	$177	$329	$772
Acquiring Fund Class F3	$54	$170	$296	$665
Pro Forma Combined Class F3	$52	$164	$285	$640
Target Fund Class I	$41	$189	$351	$820
Acquiring Fund Class I	$58	$183	$318	$714
Pro Forma Combined Class I	$56	$176	$307	$689

If Shares Are Not Redeemed	1 year	3 years	5 years	10 years
Target Fund Class A	$285	$472	$675	$1,260
Acquiring Fund Class A	$302	$465	$643	$1,158
Pro Forma Combined Class A	$300	$459	$633	$1,134
Target Fund Class C	$125	$450	$797	$1,778
Acquiring Fund Class C	$142	$440	$761	$1,669
Pro Forma Combined Class C	$139	$434	$750	$1,646
Target Fund Class F	$51	$221	$406	$940
Acquiring Fund Class F	$68	$214	$373	$835
Pro Forma Combined Class F	$66	$208	$362	$810
Target Fund Class F3	$37	$177	$329	$772
Acquiring Fund Class F3	$54	$170	$296	$665
Pro Forma Combined Class F3	$52	$164	$285	$640
Target Fund Class I	$41	$189	$351	$820
Acquiring Fund Class I	$58	$183	$318	$714
Pro Forma Combined Class I	$56	$176	$307	$689

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect each Fund’s performance. For the twelve-month period ended September 30, 2018, Target Fund’s portfolio turnover rate was 35% of the average value of its portfolio. For the twelve-month period ended September 30, 2018, Acquiring Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Board Considerations in Approving the Merger

At a meeting of the Board held on December 4, 2018, Lord Abbett recommended that the Board consider and approve the merger of Target Fund into Acquiring Fund. In connection with the merger, the Board, including the Independent Directors, considered written memoranda and other supporting materials provided by Lord Abbett and discussed the anticipated benefits and costs of the merger from the perspective of each Fund. Following their review, the Board, including all of the Independent Directors, determined that the merger of Target Fund into Acquiring Fund would be in the best interests of each Fund and its shareholders and that the interests of existing shareholders of each Fund would not be diluted by the merger. The Board unanimously approved the merger and the Agreement. At the meeting, in approving the merger and the Agreement, the Board considered a number of factors, including but not limited to the following:

•	The compatibility of Target Fund’s investing style, investment objective, strategies, risks, policies, benchmark index, and investment restrictions with those of Acquiring Fund;

•	The relative expense structures and ratios of the Funds and the impact of the merger on those expense structures and expense ratios;

•	The relative investment performance of the Funds;

•	The fact that Target Fund’s lead portfolio manager, as well as its investment adviser and other service providers, would not change as a result of the merger;

•	The relative asset sizes of the Funds;

•

The anticipated tax consequences of the merger with respect to Target Fund and its shareholders, including the possibility that any portfolio repositioning in connection with the merger would accelerate (and potentially increase) taxable distributions for Target Fund shareholders;

•	The estimated direct costs of the merger and the extent to which Target Fund would bear such costs, and the extent to which Target Fund might incur other indirect costs associated with the merger; and

•	The potential benefits of the merger for the shareholders of each Fund.

In considering such factors, the Board received information from Lord Abbett about the business rationale for the merger, the compatibility of the Funds’ investment strategies and policies, the comparative expense structures and expense ratios of the Funds, the relative investment performance of the Funds, the relative asset sizes of the Funds, the costs and anticipated tax consequences of the merger and of portfolio repositioning before and after the merger, and the potential benefits to shareholders of each Fund. The Board considered that the actual results of the merger may differ from the expected results of the merger. During their deliberations, the Independent Directors were advised by independent legal counsel, who advised them of applicable law and their duties in considering the merger. The Board’s considerations and conclusions are summarized below.

The Board considered that the merger will allow shareholders of Target Fund to continue to invest in a professionally managed fund with similar, but not identical, principal investment strategies, risks and policies, and identical investment objectives and fundamental restrictions.

The Board considered Target Fund’s expense structure and expense ratio as of September 30, 2018, taking into account that Target Fund’s expense cap expires on January 31, 2019, and it is not expected to be renewed, and Acquiring Fund’s expense structure and expense ratio as of September 30, 2018. The Board observed that Acquiring Fund has a lower contractual and effective management fee rate than Target Fund (without taking into account any applicable fee waivers) and that the Funds are subject to the same share class-specific Rule 12b-1 fee rates. The Board took into account Lord Abbett’s assertion that the Combined Fund is expected to have lower total annual operating expenses for all share classes than Target Fund, when considering the expiration of Target Fund’s expense cap on January 31, 2019. The Board also observed that, because of its larger size, the Combined Fund offers the potential for future economies of scale in its operating expenses.

The Board considered each Fund’s investment performance in relation to that of its benchmark as of various periods ended October 31, 2018. The Board considered that Target Fund outperformed its primary benchmark for the one-, three-, and five-year periods, and noted that Target Fund did not have ten years of performance as of October 31, 2018. The Board further considered that Acquiring Fund outperformed its primary benchmark for the one-, three-, five-, and ten-year periods. The Board also took into account that Acquiring Fund outperformed Target Fund for the three- and five-years periods.

The Board considered the relative asset size of each Fund as of September 30, 2018. The Board took into account Lord Abbett’s assertion that because of Target Fund’s size and the negative impact of recent legal and regulatory changes on the market relevance of its focus on investments in municipal bonds that do not pay interest subject to federal AMT, Target Fund is unlikely to grow and achieve additional economies of scale. The Board also took into account Lord Abbett’s belief that the larger Combined Fund will have better commercial prospects and will be better positioned to realize additional economies of scale than either Target Fund or Acquiring Fund. The Board also noted that because the merger would be effected based on the Funds’ relative NAVs per share without the imposition of any sales charge, Lord Abbett believes that the merger would not result in the dilution of the interests of any shareholder.

The Board observed that Lord Abbett serves as each Fund’s investment adviser and that the Funds have the same service providers, including their distributor, administrator, custodian, and transfer agent, and each have the same shareholder service arrangements. The Board also observed that each Fund has the same lead portfolio manager.

The Board noted that both Funds are series of the same registrant organized under Maryland law and are therefore governed by the same state law and Articles of Incorporation and By-Laws. The Board considered that after the merger, the interests of Target Fund shareholders would be overseen under the same legal and regulatory standards and, therefore, Target Fund shareholders may continue to enjoy the same rights as shareholders of the Combined Fund.

The Board considered Lord Abbett’s representation that the merger is expected to qualify as a tax-free reorganization for federal income tax purposes and also considered the potential tax implications of any portfolio repositioning in connection with the merger. The Board also took into account Lord Abbett’s representation that it believes there would be no dilution of shareholder interests as a result of the tax characteristics and benefits of the merger. The Board noted Lord Abbett’s representation that there is substantial portfolio overlap between the Funds and that any portfolio repositioning will take place before the merger, such that any realized gains by Target Fund resulting from any portfolio repositioning would be distributed to Target Fund shareholders in connection with the closing of Target Fund’s short-taxable year ending on the date of the merger. The Board considered the possibility that any portfolio repositioning before the merger would accelerate (and potentially increase) taxable distributions for Target Fund shareholders.

The Board considered the expected costs of the merger, including printing and mailing costs, accounting fees, legal fees, filing fees, and potential transaction costs from portfolio repositioning. The Board weighed these costs against the expected benefits of the merger. The Board considered Lord Abbett’s recommendation that each Fund will be responsible for and directly pay its ratable portion of the total merger expenses, determined based on each Fund’s average net assets as of the Funds’ most recent fiscal year end of September 30, 2018, provided that transaction costs attributable to a particular Fund’s disposition of portfolio securities shall be borne and paid directly by such Fund. The Board then weighed alternatives to the merger, including liquidating Target Fund, but concluded that the merger was preferable to those alternatives and in the best interests of the Fund’s shareholders.

Investment Objectives, Principal Investment Strategies, and Principal Risks

This section describes the similarities and differences between the investment objectives, strategies, and risks of Target Fund and those of Acquiring Fund. For a more complete description of the investment objective, strategies, and risks of Acquiring Fund, you should read the section titled “Additional Information about the Acquiring Fund” in this prospectus/information statement and Acquiring Fund’s SAI.

The similarities and differences between the principal investment attributes of Target Fund and Acquiring Fund are summarized in the chart and the discussion below.

	Target Fund	Acquiring Fund

Investment Objective	To seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.	To seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

Principal Investment Strategies	• As a non-fundamental policy, the Fund will not invest in municipal bonds that pay interest that is subject to the federal AMT.	• The Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal AMT, including certain private activity bonds (commonly referred to as “AMT paper”).

	Target Fund	Acquiring Fund

•

Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to regular federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable.

•

Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable.

•

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities.

•

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities.

	• The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.	• The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

Performance Benchmarks	Bloomberg Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index

Diversification Status	Diversified	Diversified

	Target Fund		Acquiring Fund

Fundamental Investment Restrictions	Identical to Acquiring Fund’s Fundamental Investment Restrictions		Identical to Target Fund’s Fundamental Investment Restrictions

Non-Fundamental Investment Restrictions	Identical to Acquiring Fund’s non-fundamental investment restrictions, except Target Fund will not invest in municipal bonds that pay interest that is subject to federal AMT.

Identical to Target Fund’s non-fundamental investment restrictions, except Acquiring Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to federal AMT, including certain private activity bonds (commonly referred to as “AMT paper”).

Portfolio Turnover	For the twelve months ended September 30, 2018, Target Fund’s portfolio turnover rate was 35% of the average value of its portfolio.		For the twelve months ended September 30, 2018, Acquiring Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Risks	•	Portfolio Management Risk	•	Portfolio Management Risk
(Described Below)	•	Market Risk	•	Market Risk
	•	Fixed Income Securities Risk	•	Fixed Income Securities Risk
	•	Municipal Securities Risk	•	Municipal Securities Risk
	•	Below Investment Grade Municipal Bond Risk	•	Below Investment Grade Municipal Bond Risk
	•	Call Risk	•	Call Risk
	•	Credit Risk	•	Credit Risk
	•	Derivatives Risk	•	Derivatives Risk
	•	Extension Risk	•	Extension Risk
	•	Governmental Risk	•	Governmental Risk
	•	Interest Rate Risk	•	Interest Rate Risk
	•	Liquidity/Redemption Risk	•	Liquidity/Redemption Risk
	•	State and Territory Risks	•	State and Territory Risks
	•	Taxability Risk	•	Taxability Risk
	•	Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk	•	Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk

As the chart above demonstrates, there are many similarities between Target Fund’s and Acquiring Fund’s respective investment strategies and policies. The Funds have identical investment objectives, with Target Fund and Acquiring Fund each seeking the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Under normal conditions, each Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. Under normal conditions, each Fund invests primarily in investment grade municipal bonds, which are bonds that are rated BBB/Baa or higher (at the time of purchase) by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality. Each Fund may invest up to 35% of its net assets in municipal bonds rated BB+/Ba1 or lower (at the time of purchase) by an independent rating agency or that are unrated but deemed by Lord Abbett to be of comparable quality (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds). Each Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. Each Fund may invest in both insured and uninsured municipal bonds, zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds. Although each Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to federal income tax, each Fund presently has no intention of investing in this manner. Each Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Each Fund may invest up to 15% of its net assets (measured at the time of investment) in illiquid securities. Each Fund may invest up to 20% of its assets in inverse floaters (also known as “residual interest bonds”).

The one difference between the Funds’ investment strategies and policies is that as a non-fundamental policy, Target Fund will not invest in municipal bonds that pay interest that is subject to federal AMT, while Acquiring Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to federal AMT, including certain private activity bonds (commonly referred to as “AMT paper”).

Each Fund is diversified, meaning that with respect to 75% of each Fund’s total assets, the Fund normally will not purchase a security if, as a result, more than 5% of the Fund’s total assets would be invested in securities of a single issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer. The Funds have identical fundamental investment restrictions.

Notwithstanding the above-mentioned differences, the Funds have similar principal risks. Accordingly, although both Funds are subject to the same principal investment risks, as shown in the chart above, Target Fund and Acquiring Fund each may be exposed to such risks in varying degrees. In evaluating the merger, Target Fund shareholders should carefully consider the risks of investing in Acquiring Fund, which are described immediately below.

The principal risks that could adversely affect Acquiring Fund’s performance include the following:

•

Portfolio Management Risk – The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a favorable market.

•

Market Risk – The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments, and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. Moreover, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, or the market as a whole. Although prices of debt securities tend to rise and fall less dramatically than those of equity securities, they may experience heightened volatility. In addition, the lower-rated and unrated segments of the municipal bond market can experience significant volatility. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

•

Fixed Income Securities Risk – The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

•

Municipal Securities Risk – Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the price of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities) or in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds) or in the securities of issuers located within a single state, municipality, territory

(such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities.

Specific risks are associated with different types of municipal securities. For example, with respect to general obligation bonds, the full faith, credit, and taxing power of the municipality that issues a general obligation bond supports payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base. Certain of the municipalities in which the Fund invests may experience significant financial difficulties, which may lead to bankruptcy or default. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility or class of facilities, the proceeds of a special tax, or other revenue source, and depend on the money earned by that source. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of bonds issued by such facilities. In addition, each industry is subject to its own risks: the electric utility industry is subject to rate regulation vagaries, while the health care industry faces two main challenges – affordability and access.

Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer generally will appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation, it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss. Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline.

•

Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but they have a higher risk of default than investment grade municipal bonds, and their prices are much more volatile. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity, and may be subject to greater credit risk than investment grade municipal bonds. Below investment grade municipal bonds may be highly speculative and have poor prospects for reaching investment grade standing. Issuers of below investment grade municipal bonds generally are not as strong financially as those issuers with higher credit ratings, and are more likely to encounter financial difficulties, especially during periods of rising interest rates or other unfavorable economic or market conditions. Below investment grade municipal bonds are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default. Some issuers of below investment grade bonds may be more likely to default as to principal or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. The Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds.

The secondary market for below investment grade municipal bonds is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies, and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the below investment grade municipal bonds in its portfolio.

•

Call Risk – A substantial portion of municipal bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates. Moreover, the Fund may not recoup the full amount of its initial investment and may have to reinvest the prepayment proceeds in lower yielding securities, securities with greater credit risks, or other less attractive securities.

•

Credit Risk – Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. Litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based on the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. As noted above, to the extent the Fund holds below investment grade securities, these risks may be heightened. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant net asset value (“NAV”) deterioration. Insurance or other credit enhancements supporting the Fund’s investment may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support in addition to the credit risk of the underlying investment that is being enhanced. Credit support provided by foreign entities may be less certain because of the possibility of adverse foreign economic, political, or legal developments that may affect the ability of the entity to meet its obligations. A change in the credit rating or the market’s perception of the creditworthiness of any of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share prices, and Fund performance. A downgrading of an insurer’s credit rating or a default by the insurer could reduce the credit rating of an insured bond and, therefore, its value. The Fund also may be adversely affected by the inability of an insurer to meet its insurance obligations. In addition, a decline in the credit quality of a private activity bond usually is directly related to a decline in the credit standing of the private user of the facility.

•	Derivatives Risk – The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. The risks associated with derivatives include, among other things, the following:

•

The risk that the value of a derivative may not correlate with the value of the underlying asset, rate, or index in the manner anticipated by the portfolio management team and may be more sensitive to changes in economic or market conditions than anticipated.

•	Derivatives may be difficult to value, especially under stressed or unforeseen market conditions.

•

The risk that the counterparty may fail to fulfill its contractual obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not eliminate it.

•

The Fund may be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its segregation requirements.

•

The risk that there will not be a liquid secondary trading market for the derivative, or that the Fund will otherwise be unable to sell or otherwise close a derivatives position when desired, exposing the Fund to additional losses.

•	Because derivatives generally involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s losses and increase its volatility.

•

The Fund’s use of derivatives may affect the amount, timing, and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives.

The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Inverse floaters typically are more volatile than fixed rate municipal bonds. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes to back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

There is no assurance that the Fund will be able to employ its derivatives strategies successfully. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful will depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Although hedging may reduce or eliminate losses, it also may reduce or eliminate gains. When used for hedging purposes, the changes in value of a derivative may not correlate as expected with the currency, security, portfolio, or other risk being hedged. When used as an alternative or substitute for, or in combination with, direct investments, the return provided by the derivative may not provide the same return as direct investment. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union and other countries are implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in such a country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving, their ultimate impact on the Funds remains unclear. It is possible that government regulation of various types of derivative instruments could potentially limit or restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments, make them less effective, or otherwise adversely affect their value. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments.

•

Extension Risk – Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making them more sensitive to changes in interest rates. This typically will reduce the bond’s value, and cause the Fund to be unable to reinvest in higher yielding securities unless it is willing to incur a loss by selling its current holding.

•

Governmental Risk – Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued. These factors may, for example, include economic or political developments, erosion of the tax base, budget deficits and the possibility of credit problems.

•

Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in the fixed income markets. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. Because the Fund tends to invest in longer-term bonds, including inverse floaters, to a greater degree than some municipal bond funds, the Fund normally will be more sensitive to interest rate risk than those other municipal bond funds. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

•

Liquidity/Redemption Risk – It may be difficult for the Fund to sell certain securities, including below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund. The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. As noted, the market for below investment grade municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. To the extent the Fund holds below investment grade fixed income securities, the Fund may be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market, or political events, rising interest rates, or adverse investor perceptions, whether or not accurate. Illiquidity can be caused by a variety of factors, including economic conditions, market events, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Fund may attempt to sell fixed income holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

•

State and Territory Risks – From time to time, the Fund may be more exposed to risks affecting a particular state, territory (such as Puerto Rico), municipality, or region. As a result, adverse economic, political, and regulatory conditions affecting a single state, territory, municipality, or region (and their political subdivisions, agencies, instrumentalities, and public authorities) can disproportionately affect the Fund’s performance. For example, Puerto Rico has experienced difficult financial and economic conditions in recent years, which may negatively affect the value of the Fund’s holdings in Puerto Rico municipal securities. If the Fund is more heavily invested in Puerto Rico municipal securities it will have increased exposure to this risk. The values of municipal bonds fluctuate due to economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal bond issuers, environmental events, and similar conditions and developments impacting the ability of municipal bond issuers to repay their obligations. Such conditions and developments can change rapidly.

•

Taxability Risk – There is a risk that a bond purchased by the Fund that was issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax-exempt income. Furthermore, future legislative, administrative, or court actions could adversely impact the qualification of income from tax-exempt securities as tax-free. Such reclassifications or actions could (i) subject you to increased tax liability, possibly retroactively, and/or (ii) cause the value of a security, and therefore the value of the Fund’s shares, to decline. In such a case, the Fund might be required to send to you and file with the IRS information returns (Forms 1099-DIV) for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. For prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends. Income from investments in private activity bonds is an item of tax preference for purposes of AMT, which may cause the income to be taxable to you. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal bonds. Additionally, certain other proposals have been introduced that would have the effect of taxing a portion of exempt interest and/or reducing the tax benefits of receiving exempt interest. These legal uncertainties could affect the municipal bond market generally, certain specific segments of the market, or the relative credit quality of particular securities. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

•

Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risks – Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund may not receive any return on its investment.

An investment in zero coupon and deferred interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources including the sale of Fund shares.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

In addition to each Fund’s principal risks, Target Fund and Acquiring Fund are subject to the same additional operational risks, including Cyber Security Risk,

Large Shareholder Risk, Operational Risk, Business Continuity, Market Disruption and Geopolitical Risk, and Valuation Risk, as described in the Funds’ prospectus.

Description of the Merger

On or about the Closing Date, Target Fund will transfer all of its assets to Acquiring Fund in exchange for shares of Acquiring Fund having an aggregate value equal to the aggregate value of the assets, less any liabilities, of Target Fund and the assumption by Acquiring Fund of all the liabilities of Target Fund. Target Fund will distribute as of the Closing Date such shares pro rata to its shareholders of record, determined as of the close of business on the Closing Date, in exchange for their shares of Target Fund. The NAV of such shares, the value of Target Fund’s assets, and the amount of Target Fund’s liabilities will be determined as of the Closing Date in accordance with Acquiring Fund’s valuation procedures, which are the same as those of Target Fund.

Target Fund may make dispositions of certain portfolio holdings prior to the merger. At this time, Lord Abbett expects that the portfolio realignment of Target Fund, if any, will be de minimis. Target Fund may recognize capital gains on any such dispositions, which would be distributable to shareholders, after reduction by any available capital loss carryforwards, as a taxable distribution. As a result, Target Fund shareholders might receive more taxable distributions as a result of the merger than they would have received absent the merger. In addition, before the merger, Target Fund will declare and pay a dividend that will have the effect of distributing all of its undistributed investment company income, net tax-exempt income and net realized capital gains to its shareholders, including any such gains resulting from the sale of portfolio securities discussed above.

This summary of the merger is not comprehensive and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, a copy of which is attached as Exhibit A.

Material Federal Income Tax Consequences of the Merger

The following is a summary of the anticipated material federal income tax consequences of the merger. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS, and other applicable authorities, all as in effect on the date of this prospectus/information statement and all of which are subject to change and to differing interpretations (possibly with retroactive effect). This summary is limited to U.S. persons who hold shares of Target Fund as capital assets for federal income tax purposes (generally, assets held for investment). This summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons who may be subject to special treatment under federal income tax laws. You should consult your tax advisor as to the federal income tax consequences to you of the merger, as well as the effects of state, local, and foreign tax laws.

The merger is intended to qualify for U.S. federal income tax purposes as a reorganization within the meaning of Section 368(a) of the Code. As a condition to the closing of the merger, Target Fund and Acquiring Fund will receive an opinion from Ropes & Gray LLP to the effect that, although the matter is not free from doubt, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes:

i.

The acquisition by Acquiring Fund of all the assets of Target Fund solely in exchange for the issuance of Merger Shares to Target Fund and the assumption of all the liabilities of Target Fund by Acquiring Fund, followed by the distribution by Target Fund, in liquidation of Target Fund, of Merger Shares to Target Fund Shareholders in exchange for their Target Fund Shares and the termination of Target Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code;

ii.

Under Sections 361 and 357 of the Code, Target Fund will not recognize any gain or loss upon the transfer of all of its assets to Acquiring Fund pursuant to the Plan in exchange solely for shares of Acquiring Fund and the assumption by Acquiring Fund of the liabilities of Target Fund, or upon the distribution of Merger Shares by Target Fund to its shareholders in liquidation of Target Fund, except for (A) any gain or loss recognized on (1) “section 1256 contracts” as defined in Section 1256(b) of the Code, or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of Target Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

iii.	Under Section 354 of the Code, Target Fund shareholders will not recognize any gain or loss upon the exchange of their Target Fund shares for Merger Shares;

iv.

Under Section 358 of the Code, the aggregate basis in Merger Shares that Target Fund shareholders receive in exchange for their Target Fund shares will be the same as the aggregate basis of Target Fund shares exchanged therefor;

v.

Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for Merger Shares received pursuant to the Plan will include the shareholder’s holding period for Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as capital assets on the date of the exchange;

vi.

Under Section 1032 of the Code, Acquiring Fund will not recognize any gain or loss upon the receipt of the assets of Target Fund solely in exchange for Merger Shares and the assumption by Acquiring Fund of the liabilities of Target Fund;

vii.

Under Section 362(b) of the Code, Acquiring Fund’s tax basis in the assets of Target Fund will be the same as Target Fund’s tax basis immediately before the transfer, increased by any gain or decreased by any loss required to be recognized as described in (ii) above;

viii.

Under Section 1223(2) of the Code, the holding period of each asset of Target Fund in the hands of Acquiring Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in (ii) above, will include the period during which such asset was held or treated for U.S. federal income tax purposes as held by Target Fund; and

ix.

Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

In rendering a tax opinion, Ropes & Gray LLP will rely upon, among other things, reasonable assumptions as well as representations of Acquiring Fund and Target Fund, and such opinion will be subject to certain qualifications and will provide that it is not free from doubt. No tax ruling has been requested from the IRS in connection with the merger. The tax opinion is not binding on the IRS or a court, and does not preclude the IRS from asserting or adopting a contrary position. If the merger were consummated but did not qualify as a tax-free reorganization, Target Fund shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Target Fund shares and the fair market value of the shares of Acquiring Fund received.

Target Fund’s portfolio management team may sell a portion of Target Fund’s portfolio securities in connection with the merger. Such transactions, if any, may generate capital gains. Any capital gains recognized in these sales on a net basis will be distributed, after reduction by any available losses, to Target Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses). As of September 30, 2018, Target Fund had capital loss carryover of approximately $6 million.

Shareholders should note that the merger will end the tax year of Target Fund, which will accelerate distributions from Target Fund for its short tax year ending on the date of the merger. In accordance with Target Fund’s policy of distributing its investment company taxable income, net tax-exempt income and net capital gains for each taxable year in order to qualify for favorable tax treatment as a regulated investment company and avoid federal income and excise tax at the fund level, Target Fund will declare and pay a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the merger. These distributions will include any capital gains resulting from portfolio turnover before the merger after reduction by any available losses. Consequently, Target Fund shareholders may receive higher capital gain and ordinary dividend distributions than they would have received absent such portfolio turnover. Such distributions will be taxable to Target Fund shareholders (except to the extent of any exempt-interest dividends) to the extent the shares are held in a taxable account.

Shareholders of Target Fund may redeem their Target Fund shares at any time before the closing of the merger. Generally, shares so redeemed will be considered taxable transactions. Shareholders should consult with their tax advisors regarding the tax implications of potential transactions.

A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of the merger. First, “pre-acquisition losses” of either Acquiring Fund or Target Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the Combined Fund. Second, one Fund’s pre-acquisition losses cannot be used to offset unrealized gains in the other Fund that are “built in” at the time of the merger and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, Target Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the income of Acquiring Fund for the taxable year of the merger that is equal to the portion of Acquiring Fund’s taxable year that follows the date of the merger (prorated according to number of days). Therefore, in certain circumstances, shareholders of either Fund may pay taxes sooner, or pay more taxes, than they would have had the merger not occurred.

In addition, the Combined Fund resulting from the merger will have tax attributes that reflect a blending of the tax attributes of Acquiring Fund and Target Fund at the time of the merger (including as affected by the rules set forth above). Therefore, the shareholders of Target Fund will receive a proportionate share of any “built-in” (unrealized) gains in Acquiring Fund’s assets, as well as any taxable gains realized by Acquiring Fund but not distributed to its shareholders prior to the merger, when such gains are eventually distributed by Acquiring Fund. As a result, shareholders of Target Fund may receive a greater amount of taxable distributions than they would have had the merger not occurred. Any pre-acquisition losses of Target Fund, if any (whether realized or unrealized), remaining after the operation of the limitation rules described above will become available to offset capital gains realized after the merger and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such merger, such that the benefit of those losses, if any, to Target Fund shareholders may be further reduced relative to what the benefit would have been had the merger not occurred.

The amount of realized and unrealized gains and losses of each Fund, as well as the size of each Fund, at the time of the merger determine the extent to which the Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the Combined Fund following the merger, and consequently the extent to which the Combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the merger. Thus the effect of the rules described above will depend on factors that are currently unknown, such that this effect cannot be calculated precisely before the merger.

The federal income tax consequences described above are made without regard to the particular facts and circumstances of any particular shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the merger in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S. and other tax laws.

Classes of Shares

Target Fund has the following classes of shares: Class A, C, F, F3, and I, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends. Acquiring Fund has the following classes of shares: Class A, C, F, F3, and I, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends. The Funds’ share-specific fee structure is the same. If the merger is completed, Target Fund shareholders will receive the same class of shares in Acquiring Fund as they currently own in Target Fund.

Purchases, Exchanges, Redemptions, and Valuation of Fund Shares

Procedures for the purchase, exchange, redemption, and valuation of shares of Target Fund and Acquiring Fund are identical. Merger Shares are available through certain authorized dealers at the public offering price, which is the NAV plus any applicable sales charge. In accordance with the Funds’ prospectus, shareholders of Target Fund may exchange their shares for shares of Acquiring Fund or certain other Lord Abbett-sponsored funds at any time before the merger; however, each such exchange will represent a sale of shares for which a shareholder may recognize a taxable gain or loss. In contrast, no gain or loss will be recognized by shareholders of Target Fund upon the exchange of their Target Fund shares for shares of Acquiring Fund received as a result of the merger. More information about procedures for purchases, exchanges, redemptions and valuation of Merger Shares is available in the section titled “Additional Information about the Acquiring Fund” in this prospectus/information statement.

Dividend Policies

Dividend policies of Target Fund and Acquiring Fund are identical. Each Fund expects to declare “exempt-interest dividends” from its net investment income daily and pay them monthly and to distribute any net capital gains at least annually. Detailed information about Acquiring Fund’s distribution policies is included in the section titled “Additional Information about the Acquiring Funds” in this prospectus/information statement.

Capitalization

The following table sets forth the capitalization of Target Fund and Acquiring Fund as of September 30, 2018 and the pro forma capitalization of the Combined Fund if the proposed merger had occurred on that date. The following table is for informational purposes only and should not be relied upon to determine the amount of Merger Shares that actually will be received and distributed in the merger. The actual exchange ratio will be determined based on the Funds’ relative NAVs and the number of shares of Target Fund outstanding on or about the date on which the merger is completed (the “Closing Date”).

	Lord Abbett AMT Free Municipal Bond Fund	Lord Abbett National Tax Free Fund	Pro Forma Adjustments		Lord Abbett National Tax Free Fund (Pro Forma Combined Fund)
Class A Net Assets	$118,600,981	$1,484,380,972	(120,899	)(1)	$1,602,861,054
Class A Net Asset Value	$15.75	$11.11			$11.11
Class A Shares Outstanding	7,532,181	133,566,314	3,139,672	(2)	144,238,167

Class C Net Assets	$22,338,126	$131,630,764	(11,613	)(1)	$153,957,277
Class C Net Asset Value	$15.74	$11.13			$11.12
Class C Shares Outstanding	1,419,015	11,831,587	588,840	(2)	13,839,442

Class F Net Assets	$27,695,319	$299,777,158	(24,699	)(1)	$327,447,778
Class F Net Asset Value	$15.75	$11.10			$11.10
Class F Shares Outstanding	1,758,948	26,995,424	735,061	(2)	29,489,433

Class F3 Net Assets	$3,109,442	$21,498,932	(1,856	)(1)	$24,606,518
Class F3 Net Asset Value	$15.76	$11.11			$11.11
Class F3 Shares Outstanding	197,264	1,935,369	82,653	(2)	2,215,286

Class I Net Assets	$5,272,776	$46,873,424	(3,933	)(1)	$52,142,267
Class I Net Asset Value	$15.76	$11.11			$11.11
Class I Shares Outstanding	334,669	4,219,468	139,978	(2)	4,694,115

Total Net Assets	$177,016,644	$1,984,161,250	$(163,000)		$2,161,014,894
Total Shares Outstanding	11,242,077	178,548,162	4,686,204		194,476,443

(1)	Adjustment reflects estimate registration and filing costs.

(2)	Adjustment reflects additional shares issued in connection with the proposed merger.

ADDITIONAL INFORMATION

FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information about the Funds (including their respective financial statements) is available in the Funds’ prospectus, the Funds’ SAI, the Funds’ semi-annual and annual reports, and in the section of this document titled “Additional Information about the Acquiring Fund.”

FINANCIAL HIGHLIGHTS

These tables describe Acquiring Fund’s performance for the fiscal periods indicated. “Total Return” shows how much your investment in Acquiring Fund would have increased or decreased during each period without considering the effects of sales loads and assuming you had reinvested all dividends and distributions. These Financial Highlights as of September 30, 2018 have been audited by Deloitte & Touche LLP (“Deloitte”), Acquiring Fund’s independent registered public accounting firm, in conjunction with their annual audit of the Fund’s financial statements. Acquiring Fund’s financial statements and the report of the independent registered public accounting firm thereon appear in Acquiring Fund’s 2018 Annual Report to shareholders for the fiscal year ended September 30, 2018, which is incorporated by reference into this prospectus/information statement. Certain information reflects financial results for a single Acquiring Fund share. Target Fund’s financial highlights, which have been audited by Deloitte, Target Fund’s independent registered public accounting firm, are included in Target Fund’s Prospectus dated February 1, 2018, as supplemented, and Target Fund’s Prospectus dated February 1, 2019, when available, February 1, 2019, as supplemented, and Annual Report for the fiscal year ended September 30, 2018, which are incorporated by reference into this prospectus/information statement.

Financial Highlights

LORD ABBETT NATIONAL TAX FREE FUND

		Per Share Operating Performance:
	Net asset value, beginning of period	Investment Operations:			Distributions to shareholders from:	Net asset value, end of period
		Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income

Class A
9/30/2018	$11.36	$0.37	$(0.25)	$0.12	$(0.37)	$11.11
9/30/2017	11.69	0.38	(0.34)	0.04	(0.37)	11.36
9/30/2016	11.24	0.41	0.44	0.85	(0.40)	11.69
9/30/2015	11.29	0.41	(0.06)	0.35	(0.40)	11.24
9/30/2014	10.60	0.45	0.68	1.13	(0.44)	11.29
Class C
9/30/2018	11.37	0.30	(0.24)	0.06	(0.30)	11.13
9/30/2017	11.70	0.31	(0.34)	(0.03)	(0.30)	11.37
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
9/30/2014	10.61	0.38	0.68	1.06	(0.37)	11.30
Class F
9/30/2018	11.35	0.38	(0.25)	0.13	(0.38)	11.10
9/30/2017	11.68	0.39	(0.34)	0.05	(0.38)	11.35
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
9/30/2014	10.59	0.45	0.69	1.14	(0.45)	11.28
Class F3
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
4/4/2017 to 9/30/2017(d)	11.11	0.19	0.24	0.43	(0.19)	11.35
Class I
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
9/30/2017	11.68	0.39	(0.33)	0.06	(0.39)	11.35
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24
9/30/2014	10.60	0.45	0.70	1.15	(0.46)	11.29

(a)	Calculated using average shares outstanding during the period.

(b)

Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

(d)	Commenced on April 4, 2017.

(e)	Not annualized.

(f)	Annualized.

			Ratios to Average Net Assets:						Supplemental Data:
	Total return(b) (%)		Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

Class A
9/30/2018	1.03		0.77		0.74		3.28		$1,484,381	32
9/30/2017	0.43		0.76		0.74		3.34		1,496,723	31
9/30/2016	7.68		0.77		0.74		3.52		1,591,375	16
9/30/2015	3.16		0.77		0.75		3.61		1,404,309	29
9/30/2014	10.87		0.78		0.75		4.09		1,423,250	45
Class C
9/30/2018	0.49		1.39		1.36		2.66		131,631	32
9/30/2017	(0.19)		1.39		1.37		2.72		164,380	31
9/30/2016	6.91		1.39		1.37		2.90		198,789	16
9/30/2015	2.61		1.40		1.38		2.98		172,774	29
9/30/2014	10.17		1.41		1.39		3.46		174,469	45
Class F
9/30/2018	1.12		0.67		0.64		3.37		299,777	32
9/30/2017	0.53		0.66		0.64		3.43		333,595	31
9/30/2016	7.78		0.67		0.64		3.59		318,012	16
9/30/2015	3.25		0.67		0.65		3.70		186,722	29
9/30/2014	10.98		0.67		0.65		4.15		151,265	45
Class F3
9/30/2018	1.34		0.53		0.50		3.50		21,499	32
4/4/2017 to 9/30/2017(d)	3.80	(e)	0.52	(f)	0.50	(f)	3.50	(f)	16,732	31
Class I
9/30/2018	1.31		0.57		0.54		3.48		46,873	32
9/30/2017	0.63		0.56		0.54		3.49		23,240	31
9/30/2016	7.77		0.57		0.54		3.60		9,658	16
9/30/2015	3.34		0.57		0.55		3.77		2,442	29
9/30/2014	11.07		0.57		0.55		4.14		1,679	45

III. Additional Information about the Acquiring Fund

Throughout this section, references to “the Fund” refer to the Acquiring Fund.

Management and Organization of the Funds

Board of Directors. The same Board oversees the management of the business and affairs of Target Fund and Acquiring Fund. The Board meets regularly to review each Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. At least 75 percent of the Board members of each Fund are independent of Lord Abbett.

Investment Adviser. Each Fund’s investment adviser is Lord Abbett, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes, and manages approximately $167 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including approximately $1.4 billion for which Lord Abbett provides investment models to managed account sponsors as of November 30, 2018.

Portfolio Managers. The portfolio managers who are jointly and primarily responsible for the day-to-day management of each Fund are identified below. Each Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The Funds’ SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel S. Solender, Partner and Director, is the sole portfolio manager of Acquiring Fund. Mr. Solender joined Lord Abbett as a member of the municipal team in 2006. Mr. Solender is primarily responsible for the day-to-day management of Acquiring Fund.

Mr. Solender is also a portfolio manager of Target Fund. Assisting Mr. Solender with respect to the management of Target Fund is Mr. Gregory M. Shuman, Portfolio Manager, who joined Lord Abbett in 2010 and became a member of the municipal team in 2014. Messrs. Solender and Shuman are jointly and primarily responsible for the day-to-day management of Target Fund, with Mr. Solender serving as the lead portfolio manager.

Information for Managing Your Acquiring Fund Account

The following discussion describes policies and procedures relating to the purchase, exchange, and redemption of shares of Acquiring Fund and other policies and procedures applicable to Acquiring Fund, which will be the same for the Combined Fund following the merger.

Choosing a Share Class

Each class of shares represents an investment in the same portfolio of securities, but each has different availability and eligibility criteria, sales charges, expenses, and dividends, allowing you to choose the available class that best meets your needs. You should read this section carefully to determine which class of shares is best for you and discuss your selection with your financial intermediary. Factors you should consider in choosing a share class include:

•	the amount you plan to invest;

•	the length of time you expect to hold your investment;

•	the total costs associated with your investment, including any sales charges that you may pay when you buy or sell your Fund shares and expenses that are paid out of Fund assets over time;

•	whether you qualify for any reduction or waiver of sales charges;

•	whether you plan to take any distributions in the near future;

•	the availability of the share class;

•	the services that will be available to you; and

•	the amount of compensation that your financial intermediary will receive.

If you plan to invest a large amount and your investment horizon is five years or more, as between Class A and C shares, Class A shares may be more advantageous than Class C shares. The higher ongoing annual expenses of Class C shares may cost you more over the long term than the front-end sales charge you would pay on larger purchases of Class A shares.

Retirement and Benefit Plans and Fee-Based Programs

The availability of share classes and certain features of share classes may depend on the type of financial intermediary through which you invest, including retirement and benefit plans and fee-based programs. As used in this prospectus, the term “retirement and benefit plans” refers to qualified and non-qualified retirement plans, deferred compensation plans and other employer-sponsored retirement, savings or benefit plans, such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans, and money purchase pension plans, but does not include IRAs, unless explicitly stated elsewhere in the prospectus. As used in this prospectus, the term “fee-based programs” refers to programs sponsored by financial intermediaries that provide fee-based investment advisory programs or services (including mutual fund wrap programs) or a bundled suite of services, such as brokerage, investment advice, research, and account management, for which the client pays a fee based on the total asset value of the client’s account for all or a specified number of transactions, including mutual fund purchases, in the account during a certain period.

Key Features of Share Classes. The following table compares key features of each share class. You should review the fee table and example at the front of this prospectus carefully before choosing your share class. For more information, please see the section of the prospectus titled “Choosing a Share Class–Additional Information about the Availability of Share Classes.” As a general matter, share classes with relatively lower expenses tend to have relatively higher dividends. Your financial intermediary can help you decide which class meets your goals. Not all share classes may be available for purchase in all states or available through your financial intermediary. Please check with your financial intermediary for more information about the availability of share classes. Your financial intermediary may receive different compensation depending upon which class you choose.

Class A Shares

Availability	Available through financial intermediaries to individual investors, certain retirement and benefit plans, and fee-based advisory programs(1)

Front-End Sales Charge	Up to 2.25%; reduced or waived for large purchases and certain investors; eliminated for purchases of $500,000 or more

CDSC	1.00% on redemptions made within one year following purchases of $500,000 or more; waived under certain circumstances

Distribution and Service (12b-1) Fee(2)	0.20% of the Fund’s average daily net assets, comprised of: Service Fee: 0.15% Distribution Fee: 0.05%

Automatic Conversion	None

Exchange Privilege(3)	Class A shares of most Lord Abbett Funds

Class C Shares

Availability	Available through financial intermediaries to individual investors and certain retirement and benefit plans; purchases generally must be under $500,000

Front-End Sales Charge	None

CDSC	1.00% on redemptions made before the first anniversary of purchase; waived under certain circumstances

Distribution and Service (12b-1) Fee(2)

Each Fund is subject to Class C service and distribution fees at a blended rate calculated based on (i) a service fee of 0.25% and a distribution fee of 0.75% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) a service fee of 0.25% and a distribution fee of 0.55% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear service and distribution fees at the same rate.

Automatic Conversion	None

Exchange Privilege(3)	Class C shares of most Lord Abbett Funds

Class F Shares

Availability	Available only to eligible fee-based advisory programs, clients of certain registered investment advisers, and other specified categories of eligible investors

Front-End Sales Charge	None

CDSC	None

Distribution and Service (12b-1) Fee(2)	0.10% of the Fund’s average daily net assets, comprised of: Service Fee: None Distribution Fee: 0.10%(4)

Automatic Conversion	None

Exchange Privilege(3)	Class F shares of most Lord Abbett Funds

Class F3 Shares

Availability	Available only to eligible fee-based advisory programs, clients of certain registered investment advisers, and other specified categories of eligible investors

Front-End Sales Charge	None

CDSC	None

Distribution and Service (12b-1) Fee(2)	None

Automatic Conversion	None

Exchange Privilege(3)	Class F3 shares of most Lord Abbett Funds

Class I Shares

Availability	Available only to eligible investors

Front-End Sales Charge	None

CDSC	None

Distribution and Service (12b-1) Fee(2)	None

Automatic Conversion	None

Exchange Privilege(3)	Class I shares of most Lord Abbett Funds

Class P Shares

Availability	Available on a limited basis through certain financial intermediaries and retirement and benefit plans(5)

Front-End Sales Charge	None

CDSC	None

Distribution and Service (12b-1) Fee(2)	0.45% of the Fund’s average daily net assets, comprised of: Service Fee: 0.25% Distribution Fee: 0.20%

Automatic Conversion	None

Exchange Privilege(3)	Class P shares of most Lord Abbett Funds

Class T Shares

Availability	Available through certain financial intermediaries to individual investors and certain retirement and benefit plans

Front-End Sales Charge(6)	Up to 2.50%; reduced for large purchases; reduced or waived for certain investors

CDSC	None

Distribution and Service (12b-1) Fee(2)	0.25% of the Fund’s average daily net assets, comprised of: Service Fee: 0.25% Distribution Fee: None

Automatic Conversion	None

Exchange Privilege(3)	None

(1)

Effective as of the close of business on December 31, 2015, Class A shares are not available for purchase by retirement and benefit plans, except as described in “Additional Information about the Availability of Share Classes.”

(2)

The 12b-1 plan provides that the maximum payments that may be authorized by the Board are: for Class T shares, 0.25%; for Class A shares, 0.50%; for Class P shares, 0.75%; and for Class C, and F shares, 1.00%. The rates shown in the table above are the 12b-1 rates currently authorized by the Board for each share class and may be changed only upon authorization of the Board. The 12b-1 plan does not permit any payments for Class F3 or I shares.

(3)	Ask your financial intermediary about the Lord Abbett Funds available for exchange.
(4)	The 0.10% Class F share 12b-1 fee may be designated as a service fee in limited circumstances as described in “Financial Intermediary Compensation.”
(5)	Class P shares are closed to substantially all new investors.
(6)	The entire sales charge is paid to the financial intermediary.

Investment Minimums. The minimum initial and additional amounts shown below vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. Consult your financial intermediary for more information. For Class I shares, the minimum investment shown below applies to certain types of institutional investors, but does not apply to registered investment advisers or retirement and benefit plans otherwise eligible to invest in Class I shares. Class P shares are closed to substantially all new investors. There is no minimum initial investment for Invest-A-Matic accounts held directly with the Fund, including IRAs.

Investment Minimums — Initial/Additional Investments

Class	A, C, and T(1)	F and P	F3	I

General and IRAs without Invest-A-Matic Investments	$1,000/No minimum	N/A	No minimum	See below

Invest-A-Matic Accounts(2)	$250/$50	N/A	No minimum	N/A

IRAs, SIMPLE and SEP Accounts with Payroll Deductions	No minimum	N/A	N/A	N/A

Fee-Based Advisory Programs and Retirement and Benefit Plans	No minimum	No minimum	No minimum	No minimum

(1)

There is no investment minimum for Class A or T shares purchased by investors maintaining an account with a financial intermediary that has entered into an agreement with Lord Abbett Distributor LLC to offer Class A and/or T shares through a load-waived network or platform, which may or may not charge transaction fees.

(2)	There is no minimum initial investment for Invest-A-Matic accounts held directly with the Fund, including IRAs.

Class I Share Minimum Investment. Unless otherwise provided, the minimum amount of an initial investment in Class I shares is $1 million. There is no minimum initial investment for (i) purchases through or by registered investment advisers, bank trust departments, and other financial intermediaries otherwise eligible to purchase Class I shares that charge a fee for services that include investment advisory or management services or (ii) purchases by retirement and benefit plans meeting the Class I eligibility requirements described below. There is no investment minimum for additional investments in Class I shares. These investment minimums may be suspended, changed, or withdrawn by Lord Abbett Distributor LLC, the Funds’ principal underwriter (“Lord Abbett Distributor”).

Additional Information about the Availability of Share Classes.

Eligible Fund

An Eligible Fund is any Lord Abbett Fund except for (1) Lord Abbett Series Fund, Inc.; (2) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (“Money Market Fund”) (except for holdings in Money Market Fund which are attributable to any shares exchanged from the Lord Abbett Funds); and (3) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund’s shares.

Class A Shares. Class A shares are available for investment by retirement and benefit plans only under the following circumstances: (i) the retirement and benefit plans have previously invested in Class A shares of the Fund as of the close of business on December 31, 2015; (ii) the retirement and benefit plan investments are subject to a front-end sales charge and, with respect to retirement or benefit plans serviced by a recordkeeping platform, such recordkeeping platform is able to apply properly a sales charge on such investments by the plan; or (iii) the retirement and benefit plan investments are eligible for a Class A sales charge waiver under Appendix A to this prospectus. Class A shares remain available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education

Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans, and 529 college savings plans.

Class C Shares. The Fund will not accept purchases of Class C shares of $500,000 or more, or in any amount that, when combined with the value of all shares of Eligible Funds under the terms of rights of accumulation, would result in the investor holding more than $500,000 of shares of Eligible Funds at the time of such purchase, unless an appropriate representative of the investor’s broker-dealer firm (or other financial intermediary, as applicable) provides written authorization for the transaction. Please contact Lord Abbett Distributor with any questions regarding eligibility to purchase Class C shares based on the prior written authorization from the investor’s broker-dealer firm or other financial intermediary.

With respect to qualified retirement plans, the Fund will not reject a purchase of Class C shares by such a plan in the event that a purchase amount, when combined with the value of all shares of Eligible Funds under the terms of rights of accumulation, would result in the plan holding more than $500,000 of shares of Eligible Funds at the time of the purchase. Any subsequent purchase orders submitted by the plan, however, would be subject to the Class C share purchase limit policy described above. Such subsequent purchases would be considered purchase orders for Class R3 shares.

Class F Shares. Class F shares generally are available (1) to investors participating in fee-based advisory programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor, (2) to investors that are clients of certain registered investment advisers that have an agreement with Lord Abbett Distributor, if it so deems appropriate, and (3) to individual investors through financial intermediaries that offer Class F shares.

Class F3 Shares. Class F3 shares are available (1) for orders made by or on behalf of financial intermediaries for clients participating in fee-based advisory programs that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders, (2) to investors that are clients of certain registered investment advisers that have an agreement with Lord Abbett Distributor, if it so deems appropriate, (3) to individual investors through financial intermediaries that offer Class F3 shares, (4) to state sponsored 529 college savings plans, (5) to institutional investors, including companies, foundations, endowments, municipalities, trusts (other than individual or personal trusts established for estate or financial planning purposes), and other entities determined by Lord Abbett Distributor to be institutional investors, making an initial minimum purchase of Class F3 shares of at least $1 million in the Fund in which the institutional investor purchases Class F3 shares, and (6) to other programs and platforms that have an agreement with the Fund and/or Lord Abbett Distributor.

Class I Shares. Class I shares are available for purchase by the entities identified below. An investor that is eligible to purchase Class I shares under one of the categories below need not satisfy the requirements of any other category.

•

Institutional investors, including companies, foundations, endowments, municipalities, trusts (other than individual or personal trusts established for estate or financial planning purposes), and other entities determined by Lord Abbett Distributor to be institutional investors, making an initial minimum purchase of Class I shares of at least $1 million in the Fund in which the institutional investor purchases Class I shares. Such institutional investors may purchase Class I shares directly or through a registered broker-dealer, provided that such purchases are not made by or on behalf of institutional investors that are participants in a fee-based program the participation in which is available to non-institutional investors, as described below.

•

Institutional investors purchasing Class I shares in fee-based investment advisory programs the participants of which are limited solely to institutional investors otherwise eligible to purchase Class I shares and where the program sponsor has entered into a special arrangement with the Fund and/or Lord Abbett Distributor specifically for such purchases. Institutional investors investing through such an investment advisory program are not subject to the $1 million minimum initial investment.

•

Registered investment advisers investing on behalf of their advisory clients may purchase Class I shares without any minimum initial investment, provided that Class I shares are not available for purchase by or on behalf of:

•

Participants in fee-based broker-dealer-sponsored investment advisory programs or services (other than as described above), including mutual fund wrap programs, or a bundled suite of services, such as brokerage, investment advice, research, and account management, for which the participant pays for all or a specified number of transactions, including mutual fund purchases, in the participant’s account during a certain period; or

•

Non-institutional advisory clients of a registered investment adviser that also is a registered broker-dealer and where the firm has entered into any agreement or arrangement whereby Lord Abbett makes payments to the firm out of its own resources for various services, such as marketing support, training and education activities, and other services for which Lord Abbett may make such revenue sharing payments to the firm.

•

Notwithstanding the foregoing, at the discretion of Lord Abbett Distributor, participants in a bank-offered fee-based program may purchase Class I shares without any minimum initial investment if: (i) the program is part of a research-driven discretionary advisory platform offered through affiliated distribution channels including, at a minimum, private bank, broker-dealer, and independent registered investment advisor channels; and (ii) the program uses institutional mutual fund share classes exclusively.

•

Bank trust departments and trust companies purchasing shares for their clients may purchase Class I shares without any minimum initial investment, provided that the bank or trust company (and its trading agent, if any) has entered into a special arrangement with the Fund and/or Lord Abbett Distributor specifically for such purchases. This provision does not extend to bank trust departments acting on behalf of retirement and benefit plans, which are subject to separate eligibility criteria as discussed immediately below.

•

Retirement and benefit plans investing directly or through an intermediary may purchase Class I shares without any minimum initial investment, provided that in the case of an intermediary, the intermediary has entered into a special arrangement with the Fund and/or Lord Abbett Distributor specifically for such purchases subject to the following limitations. Class I shares are closed to substantially all new retirement and benefit plans. However, retirement and benefit plans that have invested in Class I shares as of the close of business on December 31, 2015, may continue to hold Class I shares and may make additional purchases of Class I shares, including purchases by new plan participants.

•

Each registered investment company within the Lord Abbett Family of Funds that operates as a fund-of-funds and, at the discretion of Lord Abbett Distributor, other registered investment companies that are not affiliated with Lord Abbett and operate as funds-of-funds, may purchase Class I shares without any minimum initial investment.

Shareholders who do not meet the above criteria but currently hold Class I shares may continue to hold, purchase, exchange, and redeem Class I shares, provided that there has been no change in the account since purchasing Class I shares. Financial intermediaries should contact Lord Abbett Distributor to determine whether the financial intermediary may be eligible for such purchases.

Class P Shares. Class P shares are closed to substantially all new investors. Existing shareholders holding Class P shares may continue to hold their Class P shares and make additional purchases, redemptions, and exchanges. Class P shares also are available for orders made by or on behalf of a financial intermediary for clients participating in an IRA rollover program sponsored by the financial intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

Class T Shares. Class T shares may be available for orders made through certain financial intermediaries that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

SALES CHARGES

The availability of certain sales charge reductions and waivers may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges) other than those listed below. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers.” Appendix A is part of this prospectus.

In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these reductions or waivers.

As an investor in the Fund, you may pay one of two types of sales charges: a front-end sales charge that is deducted from your investment when you buy Fund shares or a CDSC that applies when you sell Fund shares.

Class A and T Share Front-End Sales Charges. Front-end sales charges are applied only to Class A and T shares. You buy Class A and T shares at the offering price, which is the NAV plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Fund’s distributions or dividends you reinvest in additional Class A or T shares. The tables below show the rate of sales charge you pay (expressed as a percentage of the offering price and the net amount you invest), depending on the class and amount you purchase.

Front-End Sales Charge — Class A Shares

Your Investment	Front-End Sales Charge as a % of Offering Price	Front-End Sales Charge as a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer’s Concession as a % of Offering Price

Less than $100,000	2.25%	2.30%	.9775	2.00%

$100,000 to $249,999	1.75%	1.78%	.9825	1.50%

$250,000 to $499,999	1.25%	1.26%	.9875	1.00%

$500,000 and over	No Sales Charge	No Sales Charge	1.0000	†

†	See “Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge.” Note: The above percentages may vary for particular investors due to rounding.

Front-End Sales Charge — Class T Shares

Your Investment	Front-End Sales Charge as a % of Offering Price	Front-End Sales Charge as a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer’s Concession as a % of Offering Price

Less than $250,000	2.50%	2.56%	.975	2.50%

$250,000 to $499,999	2.00%	2.04%	.980	2.00%

$500,000 to $999,999	1.50%	1.52%	.985	1.50%

$1,000,000 and over	1.00%	1.01%	.990	1.00%

Note: The above percentages may vary for particular investors due to rounding.

CDSC. Regardless of share class, the CDSC is not charged on shares acquired through reinvestment of dividends or capital gain distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower. In addition, repayment of loans under certain retirement and benefit plans will constitute new sales for purposes of assessing the CDSC. To minimize the amount of any CDSC, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gain distributions (always free of a CDSC);

2.	shares held for one year or more (Class A and C); and

3.	shares held the longest before the first anniversary of their purchase (Class A and C).

If you acquire Fund shares through an exchange from another Lord Abbett Fund that originally were purchased subject to a CDSC and you redeem before the applicable CDSC period has expired, you will be charged the CDSC (unless a CDSC waiver applies). The CDSC will be remitted to the appropriate party. Class F, F3, I, P, and T shares are not subject to a CDSC.

Class A Share CDSC. If you buy Class A shares of the Fund under certain purchases at NAV (without a front-end sales charge) or if you acquire Class A shares of the Fund in exchange for Class A shares of another Lord Abbett Fund subject to a CDSC, and you redeem any of the Class A shares before the first day of the month in which the one-year anniversary of your purchase falls, a CDSC of 1% normally will be collected.

Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of your purchase. The CDSC will be remitted to Lord Abbett Distributor.

SALES CHARGE REDUCTIONS AND WAIVERS

Please inform the Fund or your financial intermediary at the time of your purchase of Fund shares if you believe you qualify for a reduced front-end sales charge. More information about sales charge reductions and waivers is available free of charge at www.lordabbett.com/flyers/breakpoints_info.pdf.

Reducing Your Class A Share Front-End Sales Charge. You may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you must let the Fund or your financial intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a related party have holdings of Eligible Funds in other accounts with your financial intermediary or with other financial intermediaries that may be combined with your current purchase in determining the sales charge as described below, you must let the Fund or your financial intermediary know. You may be asked to provide supporting account statements or other information to allow us or your financial intermediary to verify your eligibility for a discount. If you or your financial intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under any of the following conditions:

•

Larger Purchases – You may reduce or eliminate your Class A front-end sales charge by purchasing Class A shares in greater quantities. The breakpoint discounts offered by the Fund are indicated in the table under “Sales Charges – Class A and T Share Front-End Sales Charges.”

•

Rights of Accumulation – A Purchaser (as defined below) may combine the value of Class A, C, F, and P shares of any Eligible Fund currently owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase. Class F3, I, and T share holdings may not be combined for these purposes.

To the extent that your financial intermediary is able to do so, the value of Class A, C, F, and P shares of Eligible Funds determined for the purpose of reducing the sales charge of a new purchase under the Rights of Accumulation will be calculated at the higher of: (1) the aggregate current maximum offering price of your existing Class A, C, F, and P shares of Eligible Funds; or (2) the aggregate amount you invested in such shares (including dividend reinvestments but excluding capital appreciation) less any redemptions. You should retain any information and account records necessary to substantiate the historical amounts you and any related Purchasers have invested in Eligible Funds. You must inform the Fund and/or your financial intermediary at the time of purchase if you believe your purchase qualifies for a reduced sales charge and you may be requested to provide documentation of your holdings in order to verify your eligibility. If you do not do so, you may not receive all sales charge reductions for which you are eligible.

•

Letter of Intention – In order to reduce your Class A front-end sales charge, a Purchaser may combine purchases of Class A, C, F, and P shares of any Eligible Fund the Purchaser intends to make over the next 13 months in determining the applicable sales charge. The 13-month Letter of Intention period commences on the day that the Letter of Intention is received by the Fund, and the Purchaser must tell the Fund that later purchases are subject to the Letter of Intention. Purchases submitted prior to the date the Letter of Intention is received by the Fund are not counted toward the sales charge reduction. Current holdings under Rights of Accumulation may be included in a Letter of Intention in order to reduce the sales charge for purchases during the 13-month period covered by the Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. Class F3, I, and T share holdings may not be combined for these purposes. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charges payable if the intended purchases under the Letter of Intention are not completed. The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, any or all of the intended purchase amount.

Reducing Your Class T Share Front-End Sales Charge. You may purchase Class T shares at a discount if your purchase qualifies for the front-end sales charge breakpoint discounts set forth in the table applicable to Class T shares included above in “Sales Charges–Class A and T Share Front-End Sales Charges,” or if your purchase qualifies for a front-end sales charge waiver under the condition described below in “Sales Charge Reductions and Waivers–Front-End Sales Charge Waivers.”

Purchaser

A Purchaser includes: (1) an individual; (2) an individual, his or her spouse, domestic partner and children under the age of 21; (3) retirement and benefit plans including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made, as well as SIMPLE IRA plans and SEP-IRA plans; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described below in IRAs, as a sole participant of a retirement and benefit plan sponsored by the individual’s business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual, his or her spouse, and domestic partner may include under item (2) their holdings in IRAs, and as the sole participants in retirement and benefit plans sponsored by a business owned by either or both of them. A retirement and benefit plan under item (3) includes all qualified retirement and benefit plans of a single employer and its consolidated subsidiaries, and all qualified retirement and benefit plans of multiple employers registered in the name of a single bank trustee.

Front-End Sales Charge Waivers. Class A shares may be purchased without a front-end sales charge (at NAV) under any of the following conditions:

•	purchases of $500,000 or more (may be subject to a CDSC);

•

purchases by retirement and benefit plans with at least 100 eligible employees, if such retirement and benefit plan held Class A shares of the Fund as of the close of business on December 31, 2015 (may be subject to a CDSC);

•

purchases for retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans, if such retirement and benefit plan held Class A shares of the Fund as of the close of business on December 31, 2015 (may be subject to a CDSC);

•	purchases made by or on behalf of financial intermediaries for clients that pay the financial intermediaries fees in connection with a fee-based advisory program;

•

purchases by investors maintaining a brokerage account with a registered broker-dealer that has entered into an agreement with Lord Abbett Distributor to offer Class A shares through a load-waived network or platform, which may or may not charge transaction fees;

•

purchases by insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners;

•

purchases by employees of eligible institutions under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the “Code”), maintaining individual custodial accounts held by a broker-dealer that has entered into or is in the process of negotiating a settlement agreement with the Financial Industry Regulatory Authority or another regulatory body regarding the availability of Class A shares for purchase without a front-end sales charge or CDSC;

•	purchases made with dividends and distributions on Class A shares of another Eligible Fund;

•	purchases representing repayment under the loan feature of the Lord Abbett prototype 403(b) plan for Class A shares;

•	purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

•

purchases by trustees or custodians of any pension or profit sharing plan or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

•

purchases involving the concurrent sale of Class C shares of the Fund by a broker-dealer in connection with a settlement agreement or settlement agreement negotiations between the broker-dealer and a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSCs (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge; and

•	purchases by Board members, Fund officers, and employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers).

Class T shares may be purchased without a front-end sales charge (at NAV) when purchased by or on behalf of investors maintaining an account with a financial intermediary that has entered into an agreement with Lord Abbett Distributor to offer Class T shares through a load-waived network or platform, which may or may not charge transaction fees.

CDSC Waivers. The CDSC generally will not be assessed on the redemption of Class A or C shares under the circumstances listed in the table below. Documentation may be required and some limitations may apply.

CDSC Waivers	Share Class(es)

Benefit payments under retirement and benefit plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service, or any excess distribution under retirement and benefit plans

A, C

Eligible mandatory distributions under the Code	A, C

Redemptions by retirement and benefit plans made through financial intermediaries, provided the plan has not redeemed all, or substantially all, of its assets from the Lord Abbett Funds	A

Redemptions by retirement and benefit plans made through financial intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor that include the waiver of CDSCs and that initially were entered into before December 2002

A

Class A and C shares that are subject to a CDSC and held by certain 401(k) plans for which the Fund’s transfer agent provides plan administration and recordkeeping services and which offer Lord Abbett Funds as the only investment options to the plan’s participants no longer will be subject to the CDSC upon the 401(k) plan’s transition to a financial intermediary that: (1) provides recordkeeping services to the plan; (2) offers other mutual funds in addition to the Lord Abbett Funds as investment options for the plan’s participants; and (3) has entered into a special arrangement with Lord Abbett to facilitate the 401(k) plan’s transition to the financial intermediary

A, C

Death of the shareholder	A, C

Redemptions under Systematic Withdrawal Plans (up to 12% per year)	A, C

Redemptions under Div-Move	C

Concurrent Sales. A broker-dealer may pay on behalf of an investor or reimburse an investor for a CDSC otherwise applicable in the case of transactions involving purchases through such broker-dealer where the investor concurrently is selling his or her holdings in Class C shares of the Fund and buying Class A shares of the Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.

Sales Charge Waivers on Transfers between Accounts. Class A shares can be purchased at NAV under the following circumstances:

•	Transfers of Lord Abbett Fund shares from an IRA or other qualified retirement plan account to a taxable account in connection with a required minimum distribution; or

•

Transfers of Lord Abbett Fund shares held in a taxable account to an IRA or other qualified retirement plan account for the purpose of making a contribution to the IRA or other qualified retirement plan account.

A CDSC will not be imposed at the time of the transaction under such circumstances; instead, the date on which such shares were initially purchased will be used to calculate any applicable CDSC when the shares are redeemed. You must inform the Fund and/or your financial intermediary at the time of purchase if you believe your purchase qualifies for a reduced sales charge and you may be requested to provide documentation of your holdings in order to verify your eligibility. If you do not do so, you may not receive all sales charge reductions for which you are eligible.

Reinvestment Privilege. If you redeem Class A or C shares of the Fund, you may reinvest some or all of the proceeds in the same class of any Eligible Fund on or before the 90th day after the redemption without a sales charge unless the reinvestment would be prohibited by the Fund’s frequent trading policy. Special tax rules may apply. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration. This privilege does not apply to purchases made through Invest-A-Matic or other automatic investment services. The reinvestment privilege only applies to your Fund’s shares if you previously paid a front-end sales charge in connection with your purchase of such shares.

Financial Intermediary Compensation

As part of a plan for distributing shares, authorized financial intermediaries that sell the Fund’s shares and service its shareholder accounts receive sales and service compensation. Additionally, authorized financial intermediaries may charge a fee to effect transactions in Fund shares.

Sales compensation originates from sales charges that are paid directly by shareholders and 12b-1 distribution fees that are paid by the Fund out of share class assets. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time the payment of such fees will increase the cost of an investment in the Fund, which may be more than the cost of other types of sales charges. The Fund accrues 12b-1 fees daily at annual rates shown in the “Fees and Expenses” table above based upon average daily net assets. The portion of the distribution and service (12b-1) fees that Lord Abbett Distributor pays to financial intermediaries for each share class is as follows:

Class

Fee(1)	A(2)	B(2)	C(2)(3)	F(4)	F3	I	P	T

Service	0.15%	0.25%	0.25%	—	—	—	0.25%	0.25%

Distribution	—	—	0.50%	—	—	—	0.20%	—

(1)	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(2)

For purchases of Class A shares without a front-end sales charge and for which Lord Abbett Distributor pays distribution-related compensation, and for all purchases of C shares, the 12b-1 payments shall commence 13 months after purchase.

(3)

Assumes a Class C 12b-1 rate of 1.00%. The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

(4)

The Fund generally designates the entire Class F share Rule 12b-1 fee as attributable to distribution activities conducted by Lord Abbett Distributor. Lord Abbett Distributor therefore generally retains the Class F share Rule 12b-1 fee and does not pay it to a financial intermediary. However, Lord Abbett Distributor in its sole discretion may pay to a financial intermediary directly all or a portion of the Class F share Rule 12b-1 fee upon request, provided that (i) the financial intermediary’s fee-based advisory program has invested at least $1 billion in Class F shares across the Lord Abbett Family of Funds at the time of the request, (ii) the financial intermediary converted its fee-based advisory program holdings from Class A shares to Class F shares no more than three months before making the request, and (iii) the financial intermediary has a practice of, in effect, reducing the advisory fee it receives from its fee-based program participants by an amount corresponding to any Rule 12b-1 fee revenue it receives.

Lord Abbett Distributor may pay 12b-1 fees to authorized financial intermediaries or use the fees for other distribution purposes, including revenue sharing. The amounts paid by the Fund need not be directly related to expenses. If Lord Abbett Distributor’s actual expenses exceed the fee paid to it, the Fund will not have to pay more than that fee. Conversely, if Lord Abbett Distributor’s expenses are less than the fee it receives, Lord Abbett Distributor will keep the excess amount of the fee.

Sales Activities. The Fund may use 12b-1 distribution fees to pay authorized financial intermediaries to finance any activity that primarily is intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the shares of a particular class for activities that primarily are intended to result in the sale of shares of such class. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for anyone other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional payments to authorized financial intermediaries, maintenance of shareholder accounts, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

Service Activities. Lord Abbett Distributor may pay 12b-1 service fees to authorized financial intermediaries for any activity that primarily is intended to result in personal service and/or the maintenance of shareholder accounts or certain retirement and benefit plans. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

Dealer Concessions on Class A and T Share Purchases With a Front-End Sales Charge. See “Sales Charges–Class A and T Share Front-End Sales Charges” for more information.

Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge. Except as otherwise set forth in the following paragraphs, Lord Abbett Distributor may pay Dealers distribution-related compensation (i.e., concessions) according to the schedule set forth below under the following circumstances (may be subject to a CDSC):

•	purchases of $500,000 or more;

•	purchases by certain retirement and benefit plans with at least 100 eligible employees; or

•

purchases for certain retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans in connection with multiple fund family recordkeeping platforms and have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases (“Alliance Arrangements”).

Dealers receive concessions described below on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class C, and P shares of Eligible Funds will be included for purposes of calculating the breakpoints in the schedule below and the amount of the concessions payable with respect to the Class A share investment. Concessions may not be paid with respect to Alliance Arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC.

Financial intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

Dealer Concession Schedule — Class A Shares for Certain Purchases Without a Front-End Sales Charge

The dealer concession received is based on the amount of the Class A share investment as follows:
Class A Investments*	Front-End Sales Charge**	Dealer’s Concession

$500,000 to $5 million	None	1.00%

Next $5 million above that	None	0.55%

Next $40 million above that	None	0.50%

Over $50 million	None	0.25%

*

Assets initially purchased into Class A shares of Lord Abbett Ultra Short Bond Fund that were purchased without the application of a front-end sales charge are excluded for purposes of calculating the amount of any Dealer’s Concession.

**

Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls. For Alliance Arrangements involving financial intermediaries offering multiple fund families to retirement and benefit plans, the CDSC normally will be collected only when a plan effects a complete redemption of all or substantially all shares of all Lord Abbett Funds in which the plan is invested.

Dealer Concessions on Class C Shares. Lord Abbett Distributor may pay financial intermediaries selling Class C shares a sales concession of up to 1.00% of the purchase price of the Class C shares and Lord Abbett Distributor will collect and retain any applicable CDSC.

Dealer Concessions on Class F, F3, I, and P Shares. Class F, F3,and P shares are purchased at NAV with no front-end sales charge and no CDSC when redeemed. Accordingly, there are no dealer concessions on these shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett (the term “Lord Abbett” in this section also refers to Lord Abbett Distributor unless the context requires otherwise) may make payments to certain financial intermediaries for marketing and distribution support activities. Lord Abbett makes these payments, at its own expense, out of its own resources (including revenues from advisory fees and 12b-1 fees), and without any additional costs to the Fund or the Fund’s shareholders.

These payments, which may include amounts that sometimes are referred to as “revenue sharing” payments, are in addition to the Fund’s fees and expenses described in this prospectus. In general, these payments are intended to compensate or reimburse financial intermediary firms for certain activities, including: promotion of sales of Fund shares, such as placing the Lord Abbett Family of Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; educating a financial intermediary firm’s sales force about the Lord Abbett Funds; providing services to shareholders; and various other promotional efforts and/or costs. The payments made to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment, and meals, among other things. In addition, Lord Abbett may provide payments to a financial intermediary in connection with Lord Abbett’s participation in or support of conferences and other events sponsored, hosted, or organized by the financial intermediary. The aggregate amount of these payments may be substantial and may exceed the actual costs incurred by the financial intermediary in engaging in these promotional activities or services and the financial intermediary firm may realize a profit in connection with such activities or services.

Lord Abbett may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed, and/or accounts attributable to a financial intermediary, among other factors. Lord Abbett determines the amount of these payments in its sole discretion. In doing so, Lord Abbett may consider a number of factors, including: a financial intermediary’s sales, assets, and redemption rates; the nature and quality of any shareholder services provided by the financial intermediary; the quality and depth of the financial intermediary’s existing business relationships with Lord Abbett; the expected potential to expand such relationships; and the financial intermediary’s anticipated growth prospects. Not all financial intermediaries receive revenue sharing payments and the amount of revenue sharing payments may vary for different financial intermediaries. Lord Abbett may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any particular Fund.

In some circumstances, these payments may create an incentive for a broker-dealer or its investment professionals to recommend or sell Fund shares to you. Lord Abbett may benefit from these payments to the extent the broker-dealers sell more Fund shares or retain more Fund shares in their clients’ accounts because Lord Abbett receives greater management and other fees as Fund assets increase. For more specific information about these payments, including revenue sharing arrangements, made to your broker-dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional. In addition, please see the SAI for more information regarding Lord Abbett’s revenue sharing arrangements with financial intermediaries.

Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with financial intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in particular mutual funds. If your financial intermediary provides these services, Lord Abbett or the Fund may compensate the financial intermediary for these services. In addition, your financial intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to financial intermediaries that provide recordkeeping or other subadministrative services to certain groups of investors in the Lord Abbett Funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of financial intermediaries that operate in an omnibus environment (collectively, “Investors”). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees that the Lord Abbett Funds pay are designed to compensate financial intermediaries for such services.

The Lord Abbett Funds also may pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•	establishing and maintaining individual accounts and records;

•	providing client account statements; and

•	providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which otherwise would provide these services.

Financial intermediaries may charge additional fees or commissions other than those disclosed in this prospectus, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than described in the discussion above and in the SAI. You may ask your financial intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

Purchases

Initial Purchases. Lord Abbett Distributor acts as an agent for the Fund to work with financial intermediaries that buy and sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors. Initial purchases of Fund shares may be made through any financial intermediary that has a sales agreement with Lord Abbett Distributor. Unless you are investing in the Fund through a retirement and benefit plan, fee-based program or other financial intermediary, you and your investment professional may fill out the application and send it to the Fund at the address below. To open an account through a retirement and benefit plan, fee-based program or other type of financial intermediary, you should contact your financial intermediary for instructions on opening an account.

Lord Abbett National Tax Free Fund
P.O. Box 219336
Kansas City, MO 64121

Please do not send account applications or purchase, exchange, or redemption orders to Lord Abbett’s offices in Jersey City, NJ.

Additional Purchases. You may make additional purchases of Fund shares by contacting your investment professional or financial intermediary. If you have direct account privileges with the Fund, you may make additional purchases by:

•	Telephone. If you have established a bank account of record, you may purchase Fund shares by telephone. You or your investment professional should call the Fund at 888-522-2388.

•

Online. If you have established a bank account of record, you may submit a request online to purchase Fund shares by accessing your account online. Please log onto www.lordabbett.com and enter your account information and personal identification data.

•

Mail. You may submit a written request to purchase Fund shares by indicating the name(s) in which the account is registered, the Fund’s name, the class of shares, your account number, and the dollar amount you wish to purchase. Please include a check for the amount of the purchase, which may be subject to a sales charge. If purchasing Fund shares by mail, your purchase order will not be accepted or processed until such orders are received by the Fund at P.O. Box 219336, Kansas City, MO 64121.

•

Wire. You may purchase Fund shares via wire by sending your purchase amount to: UMB, N.A., Kansas City, routing number: 101000695, bank account number: 987800033-3, FBO: (your account name) and (your Lord Abbett account number). Specify the complete name of the Fund and the class of shares you wish to purchase.

Good Order. “Good order” generally means that your purchase request includes: (1) the name of the Fund; (2) the class of shares to be purchased; (3) the dollar amount of shares to be purchased; (4) your properly completed account application or investment stub; and (5) a check payable to the name of the Fund or a wire transfer received by the Fund. In addition, for your purchase request to be considered in good order, you must satisfy any eligibility criteria and minimum investment requirements applicable to the Fund and share class you are seeking to purchase. An initial purchase order submitted directly to the Fund, or the Fund’s authorized agent (or the agent’s designee), must contain: (1) an application completed in good order with all applicable requested information; and (2) payment by check or instructions to debit your checking account along with a canceled check containing account information. Additional purchase requests must include all required information and the proper form of payment (i.e., check or wired funds).

See “Account Services and Policies – Procedures Required by the USA PATRIOT Act” for more information.

Initial and additional purchases of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your purchase request in good order. The Fund reserves the right to modify, restrict or reject any purchase order (including exchanges). All purchase orders are subject to acceptance by the Fund.

Insufficient Funds. If you request a purchase and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction. The Fund reserves the right to liquidate all or a portion of your Fund shares to cover such losses, fees and expenses.

Non-U.S. Investors. The Lord Abbett Family of Funds are not offered to investors resident outside the United States. The Funds may, however, accept purchases from U.S. citizens resident outside the United States who meet applicable eligibility requirements and furnish any requested documentation.

Exchanges

You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any other Lord Abbett Fund (with the exception of Class T, which has no exchange privilege), provided that the fund shares to be acquired in the exchange are available to new investors in such other fund. For investors investing through retirement and benefit plans or fee-based programs, you should contact the financial intermediary that administers your plan or sponsors the fee-based program to request an exchange.

If you have direct account privileges with the Fund, you may request an exchange transaction by:

•	Telephone. You or your investment professional should call the Fund at 888-522-2388.

•

Online. You may submit a request online to exchange your Fund shares by accessing your account online. Please log onto www.lordabbett.com and enter your account information and personal identification data.

•

Mail. You may submit a written request to exchange your Fund shares by indicating the name(s) in which the account is registered, the Fund’s name, the class of shares, your account number, the dollar amount or number of shares you wish to exchange, and the name(s) of the Eligible Fund(s) into which you wish to exchange your Fund shares. If submitting a written request to exchange Fund shares, your exchange request will not be processed until the Fund receives the request in good order at P.O. Box 219336, Kansas City, MO 64121.

The Fund may revoke the exchange privilege for all shareholders upon 60 days’ written notice. In addition, there are limitations on exchanging Fund shares for a different class of shares, and moving shares held in certain types of accounts to a different type of account or to a new account maintained by a financial intermediary. Please speak with your financial intermediary if you have any questions.

An exchange of Fund shares for shares of another Lord Abbett Fund will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax. You should read the current prospectus for any Lord Abbett Fund into which you are exchanging.

Conversions. Subject to the conditions set forth in this paragraph, shares of one class of the Fund may be converted into (i.e., reclassified as) shares of a different class of the Fund at the request of a shareholder’s financial intermediary. To qualify for a conversion, the shareholder must satisfy the conditions for investing in the class into which the conversion is sought (as described in this prospectus and the SAI). Also, shares are not eligible to be converted until any applicable CDSC period has expired. In addition, Class C shares are not permitted to convert to Class A shares unless the conversion is made to facilitate the shareholder’s participation in a fee-based advisory program. No sales charge will be imposed on converted shares. The financial intermediary making the conversion request must submit the request in writing. In addition, the financial intermediary or other responsible party must process and report the transaction as a conversion.

The value of the shares received during a conversion will be based on the relative NAV of the shares being converted and the shares received as a result of the conversion. It generally is expected that conversions will not result in taxable gain or loss.

Redemptions

You may redeem your Fund shares by contacting your investment professional or financial intermediary. For shareholders investing through retirement and benefit plans or fee-based programs, you should contact the financial intermediary that administers your plan or sponsors the fee-based program to redeem your shares. You may be required to provide the Fund with certain legal or other documents completed in good order before your redemption request will be processed.

If you have direct account privileges with the Fund, you may redeem your Fund shares by:

•	Telephone. You may redeem $100,000 or less from your account by telephone. You or your representative should call the Fund at 888-522-2388.

•

Online. You may submit a request online to redeem your Fund shares by accessing your account online. Please log onto www.lordabbett.com and enter your account information and personal identification data.

•

Mail. You may submit a written request to redeem your Fund shares by indicating the name(s) in which the account is registered, the Fund’s name, your account number, and the dollar amount or number of shares you wish to redeem. If submitting a written request to redeem your shares, your redemption will not be processed until the Fund receives the request in good order at P.O. Box 219336, Kansas City, MO 64121.

Insufficient Account Value. If you request a redemption transaction for a specific amount and your account value at the time the transaction is processed is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

Redemption Payments. Redemptions of Fund shares are executed at the NAV next determined after the Fund or your financial intermediary receives your request in good order. Normally, redemption proceeds are paid within three (but no more than seven) days after your redemption request is received in good order. If you redeem shares that were recently purchased, the Fund may delay the payment of the redemption proceeds until your check, bank draft, electronic funds transfer or wire transfer has cleared, which may take several days. This process may take up to 15 calendar days for purchases by check to clear. The Fund may postpone payment for more than seven days or suspend redemptions (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the U.S. Securities and Exchange Commission (“SEC”); (ii) during any period when an emergency exists as determined by the SEC as a result of which it is not practicable for the Fund to dispose of securities it owns, or fairly to determine the value of its assets; and/or (iii) for such other periods as the SEC may permit.

If you have direct account access privileges, the redemption proceeds will be paid by electronic transfer via an automated clearing house deposit to your bank account on record with the Fund. If there is no bank account on record, your redemption proceeds normally will be paid by check payable to the registered account owner(s) and mailed to the address to which the account is registered. You may request that your redemption proceeds of at least $1,000 be disbursed by wire to your bank account of record by contacting the Fund and requesting the redemption and wire transfer and providing the proper wiring instructions for your bank account of record.

You may request that redemption proceeds be made payable and disbursed to a person or account other than the shareholder(s) of record, provided that you provide a signature guarantee by an eligible guarantor, including a broker or bank that is a member of the medallion stamp program. Please note that a notary public is not an eligible guarantor.

A guaranteed signature by an eligible guarantor is designed to protect you from fraud. The Fund generally will require a guaranteed signature by an eligible guarantor on requests for redemption that:

•	Are signed by you in your legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate);

•	Request a redemption check to be payable to anyone other than the shareholder(s) of record;

•	Request a redemption check to be mailed to an address other than the address of record;

•	Request redemption proceeds to be payable to a bank other than the bank account of record; or

•	Total more than $100,000.

Institutional investors eligible to purchase Class I shares may redeem shares in excess of $100,000 in accounts held directly with the Fund without a guaranteed signature, provided that the proceeds are payable to the bank account of record and the redemption request otherwise is in good order.

Liquidity Management. The Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The Fund’s portfolio management team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the Fund’s portfolio management team may meet redemption requests and manage liquidity by (i) selling portfolio securities, (ii) borrowing from a bank under a line of credit or from another Lord Abbett Fund (to the extent permitted under any SEC exemptive relief and the Fund’s investment restrictions, in each case as stated in the Fund’s SAI and/or prospectus, as applicable), (iii) transacting in exchange-traded funds and/or derivatives, or (iv) paying redemption proceeds in kind, as discussed below. Despite the Fund’s reasonable best efforts, however, there can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.

Redemptions in Kind. The Fund reserves the right to pay redemption proceeds in whole or in part by distributing liquid securities from the Fund’s portfolio. It is not expected that the Fund would pay redemptions by an in kind distribution except in unusual and/or stressed circumstances. If the Fund pays redemption proceeds by distributing securities in kind, you could incur brokerage or other charges, and tax liability, and you will bear market risks until the distributed securities are converted into cash.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

Account Services and Policies

Certain of the services and policies described below may not be available through certain financial intermediaries. Contact your financial intermediary for services and policies applicable to you.

Account Services

Automatic Services for Fund Investors. You may buy or sell shares automatically with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the application or by calling 888-522-2388.

For investing

Invest-A-Matic(1)(2) (Dollar-cost averaging)

You can make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the application for instructions.

Div-Move(1)	You may automatically reinvest the dividends and distributions from your account into another account in any Lord Abbett Fund available for purchase ($50 minimum).

(1)

In the case of financial intermediaries maintaining accounts in omnibus recordkeeping environments or in nominee name that aggregate the underlying accounts’ purchase orders for Fund shares, the minimum subsequent investment requirements described above will not apply to such underlying accounts.

(2)	There is no minimum initial investment for Invest-A-Matic accounts held directly with the Fund, including IRAs.

For selling shares

Systematic Withdrawal Plan (“SWP”)

You can make regular withdrawals from most Lord Abbett Funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish a SWP, the value of your shares for Class A or C must be at least $10,000. Your shares must be in non-certificate form.

Class A and C Shares

The CDSC will be waived on redemptions of up to 12% of the current value of your account at the time of your SWP request. For SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation. Redemption proceeds due to a SWP for Class A and C shares will be redeemed in the order described under “CDSC” under “Sales Charges.”

Telephone and Online Purchases and Redemptions. Submitting transactions by telephone or online may be difficult during times of drastic economic or market changes or during other times when communications may be under unusual stress. When initiating a transaction by telephone or online, shareholders should be aware of the following considerations:

•

Security. The Fund and its service providers employ verification and security measures for your protection. For your security, telephone and online transaction requests are recorded. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone or online. The Fund will not be liable for relying on instructions submitted by telephone or online that the Fund reasonably believes to be genuine.

•

Online Confirmation. The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed at the completion of the order and your requested transaction will not be processed unless you receive the confirmation message.

•

No Cancellations. You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not cancel a submitted transaction once it has been received (in good order) and is confirmed at the end of the telephonic or online transaction.

Householding. We have adopted a policy that allows us to send only one copy of the prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Statements. Every investor automatically receives quarterly account statements.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any other Lord Abbett Fund, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund.

Account Policies

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day on which the NYSE is open for trading. The most recent NAV per share for the Fund is available at www.lordabbett.com. Purchases and sales (including exchanges) of Fund shares are executed at the NAV (subject to any applicable sales charges) next determined after the Fund or the Fund’s authorized agent receives your order in good order. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in good order.

Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays or other days when the NYSE is closed for trading. In the event the NYSE is closed on a day it normally would be open for business for any reason (including, but not limited to, technology problems or inclement weather), or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day. In such cases, the Fund would accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Lord Abbett believes there generally remains an adequate market to obtain reliable and accurate market quotations.

In calculating NAV, securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices are broker/dealer-supplied valuations or evaluated or “matrix” prices based on electronic data processing techniques. Such valuations are based on the mean between the bid and asked prices, when available, and are based on the bid price when no asked price is available. Securities having remaining maturities of 60 days or less are valued at their amortized cost.

Securities for which prices or market quotations are not readily available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued by Lord Abbett under fair value procedures approved by and administered under the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of relevant general and sector indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Excessive Trading and Market Timing. The Fund is not designed for short-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Frequent Trading Policy and Procedures. We have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is potentially harmful to the Fund. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor’s financial professional) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund’s shares in the investor’s account and inform the investor (and/or the investor’s financial professional) to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may be subject to a CDSC or result in tax consequences. As stated above, although we generally notify the investor (and/or the investor’s financial professional) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection. Money Market Fund and Lord Abbett Ultra Short Bond Fund are not subject to the frequent trading policy and procedures.

Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett

Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name. The nature of these relationships also may inhibit or prevent Lord Abbett Distributor or the Fund from assuring the uniform assessment of CDSCs on investors, even though financial intermediaries operating in omnibus environments typically have agreed to assess the CDSCs or assist Lord Abbett Distributor or the Fund in assessing them.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund, to obtain, verify, and record information that identifies each person who opens an account. What this means for you—when you open an account, we will ask for your name, address, date and place of organization or date of birth, and taxpayer identification number or Social Security number, and we may ask for other information that will allow us to identify you. We will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders or account applications accompanied by cash, cashier’s checks, money orders, bank drafts, traveler’s checks, and third party or double-endorsed checks, among others.

Small Account Closing Policy. The Fund has established a minimum account balance of $1,000. The Fund may redeem your account (without charging a CDSC) if the NAV of your account falls below $1,000. The Fund will provide you with at least 60 days’ prior written notice before doing so, during which time you may avoid involuntary redemption by making additional investments to satisfy the minimum account balance.

How to Protect Your Account from State Seizure. Under state law, mutual fund accounts can be considered “abandoned property.” The Fund may be required by state law to forfeit or pay abandoned property to the state government if you have not accessed your account for a period specified by the state of your domicile. Depending on the state, in most cases, a mutual fund account may be considered abandoned and forfeited to the state if the account owner has not initiated any activity in the account or contacted the fund company holding the account for as few as three or as many as five years. Because the Fund is legally required to send the state the assets of accounts that are considered “abandoned,” the Fund will not be liable to shareholders for good faith compliance with these state laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state abandoned property laws.

If you hold your account directly with the Fund (rather than through an intermediary), we strongly encourage you to contact us at least once each year. Below are ways in which you can assist us in safeguarding your Fund investments:

•

Log into your account at www.lordabbett.com. Please note that, by contrast, simply visiting our public website will not constitute contact with us under state abandoned property rules; instead, an account login is required.

•	Call our 24-hour automated service line at 800-865-7582 and use your Personal Identification Number (PIN). If you have never used this system, you will need your account number to establish a PIN.

•

Call one of our customer service representatives at 800-821-5129 Monday through Friday from 8:00 am to 5:00 pm Eastern time. To establish contact with us under certain states’ abandoned property rules, you will need to provide your name, account number, and other identifying information.

•	Promptly notify us if your name, address, or other account information changes.

•	Promptly vote on proxy proposals related to any Lord Abbett Fund you hold.

•

Promptly take action on letters you receive in the mail from the Fund concerning account inactivity, outstanding dividend and redemption checks, and/or abandoned property and follow the directions in these letters.

Additional Information. This prospectus and the SAI do not purport to create any contractual obligations between the Fund and shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with Lord Abbett or other parties who provide services to the Fund.

Distributions and Taxes

The Fund expects to declare “exempt-interest dividends” from its net investment income daily and pay them monthly. The Fund expects to distribute any net capital gains annually. All distributions, including exempt-interest dividends, will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash. Your election to receive distributions in cash payable by check will apply only to distributions totaling $10.00 or more. Accordingly, any distribution totaling less than $10.00 will be reinvested in Fund shares and will not be paid to you by check. This policy does not apply to you if you have elected to receive distributions that are directly deposited into your bank account. There are no sales charges on reinvestments.

The Fund seeks to earn income and pay exempt-interest dividends that are exempt from federal income tax. It is anticipated that substantially all of the Fund’s income will be exempt from federal income tax. However, the Fund may invest a portion of its assets in securities that pay income that is not exempt from federal income tax. A portion of the exempt-interest dividends you receive may also be subject to federal individual AMT. The Fund may invest up to 20% of its net assets in private activity bonds (also known as “AMT paper”) that generate income that is an item of tax preference when determining your federal individual or, for taxable years beginning on or before December 31, 2017, corporate AMT, which may cause the income to be taxable. In addition, exempt-interest dividends received from any of the Funds may result in or increase a corporate shareholder’s liability for the corporate AMT for such shareholder’s taxable years beginning on or before December 31, 2017, regardless of whether the dividends are a tax preference item.

Distributions of short-term capital gains and gains characterized as market discount are taxable as ordinary income for federal income tax purposes, while distributions of net long-term capital gains properly reported by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long you have owned shares or whether distributions are reinvested or paid in cash. A gain resulting from a sale, redemption, or exchange of Fund shares generally also will be taxable to you as either short-term or long-term capital gain, depending on how long you have held such shares.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

If you buy shares when the Fund has realized but not yet either declared or distributed taxable income or capital gains, you will be “buying a dividend” by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Changes in federal or state law or adverse determinations by the IRS or a court, as they relate to certain municipal bonds, may make income from such bonds taxable.

An additional 3.8% Medicare contribution tax generally will be imposed on the net investment income of U.S. individuals, estates, and trusts whose income exceeds certain threshold amounts. For this purpose, net investment income generally will include distributions, if any, (other than exempt-interest dividends) paid by the Funds and capital gains attributable to the sale, redemption, or exchange of Fund shares.

You must provide your Social Security number or other taxpayer identification number to the Fund along with certifications required by the IRS when you open an account. If you do not or the Fund is otherwise legally required to do so, the Fund will withhold “backup withholding” tax from your distributions, sale proceeds, and any other payments to you.

Mutual funds are required to report to you and the Internal Revenue Service the “cost basis” of your shares acquired after January 1, 2012 and that are subsequently redeemed. These requirements generally do not apply to investments held in a tax-advantaged account or to certain types of entities (such as C corporations).

If you hold Fund shares through a broker (or another nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account. If you are a direct shareholder, you may request that your cost basis reported on Form 1099-B be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method, the Fund will use the average cost basis method.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Because the Fund invests in tax-exempt securities, the Fund may not be suitable for tax-exempt investors or tax-advantaged accounts. Please consult your tax advisor or investment professional regarding investment in the Fund through such accounts.

State Taxability of Distributions

Shareholders generally will not be able to exclude exempt-interest dividends paid by National Tax Free Fund from their state taxable income. However, shareholders who are residents of a state that does not impose minimum investment requirements in order for exempt-interest dividends from the Fund to be excludable from state taxable income may be eligible to exclude the percentage of income derived from obligations of that state when determining their state taxable income. The amount excludable from state taxable income generally will be relatively small, however. Information concerning the percentage of income attributable to each state will be provided to you. You should confirm with your tax adviser that income attributable to a state of residence is properly excludable when determining your taxable income.

Generally, distributions other than exempt-interest dividends, whether received in cash or additional shares that are federally taxable as ordinary income or capital gains will be includable in income for both state personal income and corporate tax purposes. In addition, National Tax Free Fund’s dividends attributable to private activity bonds may be a tax preference item for state AMT purposes.

The foregoing is only a summary of important state tax rules. You should consult your tax advisers regarding specific questions as to federal, state, local, and foreign taxes and how these relate to your own tax situation.

APPENDIX A:

INTERMEDIARY-SPECIFIC SALES CHARGE
REDUCTIONS AND WAIVERS

Specific intermediaries may have different policies and procedures regarding the availability of sales charge reductions and waivers, which are discussed below. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers. For sales charge reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such reductions or waivers. Please see the section of the prospectus titled “Information for Managing Your Account–Sales Charge Reductions and Waivers” for more information regarding sales charge reductions and waivers available for different classes.

MERRILL LYNCH

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following sales charge reductions and waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers), which may differ from those disclosed elsewhere in the Funds’ prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

CDSC Waivers on Class A and C Shares Available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform

Front-End Sales Charge Reductions Available at Merrill Lynch: Breakpoints, Rights of Accumulation, and Letters of Intent

•	Breakpoints as described in this prospectus.

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

MORGAN STANLEY

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund’s prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

AMERIPRISE

Class A Share Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

RAYMOND JAMES

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2 as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

•	Breakpoints as described in this prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

IV. Other Information

Share Ownership

Principal Shareholders of Target Fund and Acquiring Fund

Shareholders beneficially owning 25% or more of outstanding shares may be in control of a Fund. As of December 31, 2018, to the best of our knowledge, the following record holders held 25% or more of each Fund’s outstanding shares:

Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Road Saint Louis, MO 63131-3279	Target Fund	27.57%
Edward D. Jones & Co. For the Benefit of Customers 12555 Manchester Road Saint Louis, MO 63131-3279	Acquiring Fund	35.65%

Target Fund. As of the December 31, 2018, Target Fund’s officers and directors, as a group, owned less than 1% of each class of the Target Fund’s outstanding shares.

To the knowledge of the Board, as of December 31, 2018, other than as set forth below, no shareholder or group (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”)) owns beneficially or of record more than 5% of the outstanding shares of Target Fund:

Name and Address	Class	Percent of Class of Target Fund	Estimated Percent of Combined Fund Post Merger

American Enterprise Investment Services	Class F	10.73%	0.99%
707 2nd Ave S Minneapolis, MN 55402-2405

Edward D. Jones & Co.	Class A	38.59%	3.20%
For the Benefit of Customers	Class C	10.09%	1.72%
12555 Manchester Road	Class F3	92.11%	13.12%
Saint Louis, MO 63131-3279

JP Morgan Securities LLC For Exclusive Benefit of Customers 4 Chase Metrotech Center Brooklyn, NY 11245-0001	Class F3	7.46%	1.06%

LPL Financial Omnibus Customer Account 9785 Towne Center Drive San Diego, CA 92121-1968	Class F	9.35%	0.86%

Name and Address	Class	Percent of Class of Target Fund	Estimated Percent of Combined Fund Post Merger

MLPF&S	Class A	10.35%	0.86%
For the Sole Benefit of Its Customers	Class C	30.22%	5.14%
4800 Deer Lake Drive East, Floor 3	Class F	29.79%	2.75%
Jacksonville, FL 32246-6484

Morgan Stanley Smith Barney LLC For Exclusive Benefit of its Customers 1 New York Plaza, Floor 12 New York, NY 10004-1965	Class F	5.96%	0.55%

National Financial Services LLC	Class F	5.02%	0.46%
FEBO Customers/ Mutual Funds	Class I	66.83%	19.19%
200 Liberty Street #1WFC
New York, NY 10281-1003

Pershing LLC	Class A	6.06%	0.50%
1 Pershing Plaza	Class C	7.21%	1.23%
Jersey City, NJ 07399-0002	Class F	6.91%	0.64%
	Class I	7.75%	2.23%

Raymond James	Class C	7.92%	1.35%
Omnibus For Mutual Funds	Class F	11.18%	1.03%
880 Carillon Parkway
St Petersburg, FL 33716-1100

UBS WM USA	Class A	5.38%	0.45%
OMNI Account M/F	Class C	5.69%	0.97%
1000 Harbor Boulevard	Class F	13.65%	1.26%
Weehawken, NJ 07086-6761

Wells Fargo Clearing Services LLC	Class A	14.03%	1.16%
Special Custody Account For the Exclusive	Class C	14.04%	2.39%
Benefit of Customers	Class I	23.97%	6.88%
2801 Market Street
Saint Louis, MO 63103-2523

Acquiring Fund. As of the December 31, 2018, Acquiring Fund’s officers and directors, as a group, owned approximately 1% of Acquiring Fund.

To the knowledge of the Board, as of December 31, 2018, other than as set forth below, no shareholder or group (as that term is used in Section 13(d) of the 1934 Act) owns beneficially or of record more than 5% of the outstanding shares of Acquiring Fund:

Name and Address	Class	Percent of Class of Acquiring Fund	Estimated Percent of Combined Fund Post Merger

American Enterprise Investment Services	Class F	11.24%	11.20%
707 2nd Ave S Minneapolis, MN 55402-2405

Charles Schwab & Co. Special Custody Account for the Benefit of Customers 211 Main Street San Francisco, CA 94105-1905	Class I	14.74%	11.45%

Edward D. Jones & Co.	Class A	45.13%	44.63%
For the Benefit of Customers	Class C	14.61%	13.95%
12555 Manchester Road	Class F3	94.39%	94.11%
Saint Louis, MO 63131-3279

JP Morgan Securities LLC For Exclusive Benefit of Customers 4 Chase Metrotech Center Brooklyn, NY 11245-0001	Class F3	5.61%	5.84%

LPL Financial Omnibus Customer Account 9785 Towne Center Drive San Diego, CA 92121-1968	Class F	6.80%	7.01%

MLPF&S	Class A	7.12%	7.36%
For the Sole Benefit of Its Customers	Class C	22.97%	24.03%
4800 Deer Lake Drive East, Floor 3	Class F	22.07%	22.72%
Jacksonville, FL 32246-6484

Morgan Stanley Smith Barney LLC	Class A	6.11%	5.88%
For Exclusive Benefit of its Customers	Class C	9.17%	7.84%
1 New York Plaza, Floor 12	Class F	13.25%	12.64%
New York, NY 10004-1965

National Financial Services LLC	Class F	13.01%	12.34%
FEBO Customers/ Mutual Funds	Class I	9.71%	22.45%
200 Liberty Street #1WFC
New York, NY 10281-1003

Pershing LLC	Class C	6.75%	6.82%
1 Pershing Plaza	Class F	8.46%	8.33%
Jersey City, NJ 07399-0002

Raymond James	Class C	5.53%	5.88%
Omnibus For Mutual Funds	Class F	5.81%	6.26%
880 Carillon Parkway
St Petersburg, FL 33716-1100

UBS WM USA	Class C	6.13%	6.06%
OMNI Account M/F	Class F	9.60%	9.94%
1000 Harbor Boulevard
Weehawken, NJ 07086-6761

Name and Address	Class	Percent of Class of Acquiring Fund	Estimated Percent of Combined Fund Post Merger

Wells Fargo Clearing Services LLC	Class C	17.19%	16.73%
Special Custody Account For the Exclusive	Class I	54.34%	46.79%
Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

EXHIBIT A

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the [  ] day of [  ], 2019, by and among Lord Abbett National Tax Free Fund (the “Acquiring Fund”), a series of Lord Abbett Municipal Income Fund, Inc., a Maryland corporation (the “Company”), and Lord Abbett AMT Free Municipal Bond Fund (the “Target Fund,” and, together with the Acquiring Fund, each a “Fund” and collectively, the “Funds”), a series of the Company. Each Fund’s principal place of business is 90 Hudson Street, Jersey City, NJ 07302-3973.

Pursuant to this Agreement, (1) Target Fund will transfer all of its assets to the Acquiring Fund solely in exchange for (A) the issuance of Class A, Class C, Class F, Class F3 and Class I shares of capital stock of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Target Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Target Fund on the closing date of the Reorganization (the “Closing Date”) (collectively, the “Assumed Liabilities”), and (2) Target Fund will distribute, on or promptly after the Closing Date as provided herein, the corresponding class of Acquiring Fund Shares to the shareholders of the Target Fund in liquidation and dissolution of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The transactions described in clause (1) and (2) of the immediately preceding sentence (collectively, the “Reorganization”) are together intended to qualify as a “reorganization” as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. After the Reorganization is completed, any contingent deferred sales charge (as described in the Registration Statement (as defined below)) assessed on the redemption of Acquiring Fund Shares will be calculated from the applicable date of original purchase of Target Fund shares.

WHEREAS, the Company is a registered investment company classified as management companies of the open-end type;

WHEREAS, the Acquiring Fund is authorized to issue shares of capital stock;

WHEREAS, the Board of Directors of the Company has determined that the Reorganization is in the best interests of the Acquiring Fund shareholders and is not dilutive of the interests of those shareholders;

WHEREAS, the Board of Directors of the Company has determined that the Reorganization is in the best interests of the Target Fund shareholders and is not dilutive of the interests of those shareholders; and

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE TARGET FUND

1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target Fund will assign, transfer, deliver and convey all of its assets as set forth in Paragraph 1.2 (the “Target Assets”) to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for Taxes not yet due and payable and contractual restrictions on the transfer of the Target Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue and deliver to the Target Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value (“NAV”) equal to the NAV of the Target Fund attributable to the corresponding class of the Target Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2.  (a) The Target Assets shall consist of all of the Target Fund’s assets and property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Target Fund, all other intangible property owned by the Target Fund, originals or copies of all books and records of the Target Fund, and all other assets of the Target Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Target Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) thereunder to the extent such records pertain to the Target Fund.

 (b) The Target Fund has provided the Acquiring Fund with a list of all of the Target Fund’s Target Assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Target Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Target Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Target Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund.

1.3. The Target Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due before the Closing.

1.4. On or as soon after the Closing Date as is reasonably practicable (the “Liquidation Date”), the Company shall liquidate the Target Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Target Fund Shareholders”), the Acquiring Fund Shares received by the Target Fund pursuant to Paragraph 1.1 hereof. Each Target Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Target Fund (the “Target Fund Shares”) held by such Target Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Target Fund Shares held of record by such Target Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the Target Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Target Fund Shareholders. The Company shall promptly provide the Target Fund with evidence of such liquidation and distribution. All issued and outstanding Target Fund Shares will simultaneously be cancelled on the books of the Target Fund, and the Target Fund will be dissolved. The Company shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Any certificates representing ownership of Target Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Target Fund Shares.

1.6. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund Shares on the books of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7. Any reporting responsibility of the Target Fund that is due on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined below), or other documents with the Commission, any state securities commissions, and any federal, state, or local tax authorities or any other relevant regulatory authority, shall be the responsibility of the Target Fund. For purposes of this Agreement, “Taxes” or “Tax” shall mean all taxes, charges, fees, levies or other similar assessments, or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business, organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise, and other taxes imposed by the United States of America or any state, local, or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments, or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and “Tax Returns” shall mean all reports, returns, declarations, statements, or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

2.  VALUATION

2.1. The NAV of each class of the Acquiring Fund Shares and the NAV of the Target Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally,

4:00 p.m., Eastern Time) on the Closing Date (the “Valuation Time”). Lord, Abbett & Co. LLC (the “Adviser”) shall, for each class of Acquiring Fund Shares, compute the NAV per Acquiring Fund Share for such class in the manner set forth in the Restated Articles of Incorporation of the Company (as amended and supplemented, the “Company’s Articles of Incorporation”), or By-Laws, and the Acquiring Fund’s then-current prospectus and statement of additional information. The Adviser shall, for each class of Target Fund Shares, compute the NAV per Target Fund Share for such class in the manner set forth in the Company’s Articles of Incorporation, or By-Laws, and the Target Fund’s then-current prospectus and statement of additional information. The Adviser shall confirm to the Acquiring Fund the NAV of the Target Fund.

2.2. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Target Assets and the assumption of the Assumed Liabilities shall be determined by the Adviser by dividing the NAV of the Target Fund, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

2.3. The Acquiring Fund and the Target Fund shall cause the Adviser to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by the Adviser in accordance with its regular practice as pricing agent for the Acquiring Fund and the Target Fund.

3.  CLOSING AND CLOSING DATE

3.1. The Closing Date shall be [  ], 2019, or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of [5:00 p.m.] (Eastern Time) on the Closing Date unless otherwise provided. The Closing shall be held at the principal offices of the Funds, 90 Hudson Street, Jersey City, NJ 07302-3973, or at such other place as the parties may agree.

3.2. Portfolio securities that are held other than in book-entry form in the name of State Street Bank and Trust Company (the “Target Fund Custodian”) as record holder for the Target Fund shall be presented by the Target Fund to State Street Bank and Trust Company (the “Acquiring Fund Custodian”) for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Target Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with customary settlement practices or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Acquiring Fund Custodian in accordance with applicable law and accompanied by all necessary federal, state, non-U.S. or other stock transfer stamps or provision has been made for the appropriate purchase price thereof. Any cash shall be delivered by the Target Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Target Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

3.3. The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Target Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal, state, non-U.S. or other stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Target Assets.

3.4. If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Target Fund pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5. The Target Fund shall deliver, or cause its transfer agent to deliver, to the Acquiring Fund, at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Target Fund Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each Target Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Target Fund and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Target Fund Shareholders, (b) provided by the Target Fund Custodian, or (c) derived from the Target Fund’s records by such officers or one of the Target Fund’s service providers. The Acquiring Fund shall issue and deliver to the Target Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as such other party or its counsel may reasonably request.

4.  REPRESENTATIONS AND WARRANTIES

4.1. Except as set forth on a disclosure schedule previously provided by the Target Fund to the Acquiring Fund, the Target Fund represents, warrants, and covenants to the Acquiring Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Target Fund is a series of the Company. The Company is a corporation validly existing and in good standing under the laws of the State of Maryland. The Company has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Target Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Target Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c) The Company is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement will not result in a violation of, any provision of the Company’s Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Target Fund to which the Company is a party or by which the Target Fund or any of its assets is bound;

(d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Target Fund’s knowledge threatened against the Target Fund or any of the Target Fund’s properties or assets. The Target Fund knows of no facts that might form the basis for the institution of such proceedings. The Target Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Target Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Target Fund;

(e) The Target Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) that will not be terminated at or before the Closing Date and no such termination will result in liability to the Target Fund (or the Acquiring Fund);

(f) The statement of assets and liabilities of the Target Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended [September 30], 2018 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm retained by the Target Fund, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of the Target Fund as of such date and the results of its operations for the year then ended, and all known liabilities, whether actual or contingent, of the Target Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Target Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Target Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change, or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Target Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date;

(g) Since the fiscal year ended [September 30], 2018, except as specifically disclosed in the Target Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, its annual report for the fiscal year ended [September 30], 2018, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Target Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Target Fund Share arising out of its normal investment operations or a decline in market values of securities in the Target Fund’s portfolio or a decline in net assets of the Target Fund as a result of redemptions shall not constitute a material adverse change;

(h)(1) For each taxable year of its operation since its inception, the Target Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Target Fund will qualify as such through the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Target Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Target Fund to fail to qualify as a regulated investment company under the Code;

(2) Within the times and in the manner prescribed by law (after giving effect to any extensions), the Target Fund has properly filed on a timely basis all Tax Returns that it was required to file on or before the Closing Date, and all such Tax Returns were true, complete and accurate in all material respects. The Target Fund has not been informed by any jurisdiction that the jurisdiction believes that the Target Fund was required to file any Tax Return that was not filed, and the Target Fund does not know of any basis upon which a jurisdiction could assert such a position;

(3) The Target Fund has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

(4) All Tax Returns filed by the Target Fund constitute true, complete and accurate reports of the respective liabilities for Taxes and all attributes of the Target Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

(5) The Target Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes (other than routine extensions available by statute);

(6) The Target Fund has not been notified that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to the Target Fund’s knowledge, no such deficiency has been proposed or threatened;

(7) The Target Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(8) The unpaid Taxes of the Target Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in Paragraph 5.7, rather than in any notes thereto (the “Tax Reserves”). All Taxes that the Target Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

(9) The Target Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Target Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests, and any similar documents submitted by, received by or agreed to by or on behalf of the Target Fund. The Target Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

(10) The Target Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

(11) The Target Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Target Fund tax representation certificate to be delivered to Acquiring Fund and Ropes & Gray LLP pursuant to Paragraph 7.4 (the “Target Fund Tax Representation Certificate”), and such Target Fund Tax Representation Certificate will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading;

(12) There are (and as of immediately following the Closing there will be) no liens on the assets of the Target Fund relating to or attributable to Taxes, except for Taxes not yet due and payable; and

(13) The Tax bases of the assets of the Target Fund are accurately reflected on the Target Fund’s Tax books and records, and such books and records (or a copy thereof) have been provided to Acquiring Fund.

(i) All issued and outstanding Target Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by the Target Fund. All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Target Fund Shares, nor is there outstanding any security convertible into any Target Fund Shares;

(j) At the Closing Date, the Target Fund will have good and marketable title to the Target Assets, and full right, power, and authority to sell, assign, transfer, and deliver the Target Assets to the Acquiring Fund, and, upon delivery and payment for the Target Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k) The Target Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Company’s Board of Directors, and, assuming due authorization, execution, and delivery by the Target Fund, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(l) The information furnished (or to be furnished) by the Target Fund or the Adviser to the Acquiring Fund for use in applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Target Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto and the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(m) The information included in the prospectus and statement of additional information forming part of the Acquiring Fund’s Registration Statement on Form N-14 filed in connection with this Agreement (the “Registration Statement”) that has been furnished in writing by the

Target Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization, or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation by the Target Fund of the transactions contemplated by this Agreement;

(o) All of the issued and outstanding Target Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p) The prospectuses and statements of additional information of the Target Fund and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

(q) The Target Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Target Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Target Fund. All advertising and sales material used by the Target Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the rules regarding Duties and Conflicts and Supervision and Responsibilities Relating to Associated Persons of the Financial Industry Regulatory Authority (“FINRA”), and the Conduct Rules of FINRA, state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by the Target Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, and other filings under the Securities Act, the Exchange Act, and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(r) Neither the Target Fund nor, to the Target Fund’s knowledge, any “affiliated person” of the Target Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the Target Fund’s knowledge, has any affiliated person of the Target Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

(s) The Target Fund will review its assets and prior to the Closing Date dispose of any portfolio holdings that are not compatible with the Acquiring Fund’s investment objective and policies; and

(t) The Target Fund’s execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by the Company’s Board of Directors.

4.2. Except as set forth on a disclosure schedule previously provided by the Acquiring Fund to the Target Fund, the Acquiring Fund represents, warrants, and covenants to the Target Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquiring Fund is a series of the Company. The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland. The Company has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information for the Acquiring Fund used during the three years previous to the date of this Agreement, and any amendment or supplement to any of the foregoing, conform or conformed at the time of their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(d) The Acquiring Fund’s registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(e) The Registration Statement, and any amendments (including post-effective amendments) or supplements thereto in effect on or before the Closing Date included in the Registration Statement (other than written information furnished by the Target Fund for inclusion therein, as covered by the Target Fund’s warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. The Registration Statement (other than written information furnished by the Target Fund for inclusion therein, as covered by the Target Fund’s warranty in Paragraph 4.1(m) hereof) does not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(f) The Company is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provision of the Company’s Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Acquiring Fund to which the Company is a party or by which the Acquiring Fund or any of its assets is bound;

(g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings. The Acquiring Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquiring Fund’s business, or its ability to consummate the transactions contemplated herein;

(h) The statement of assets and liabilities of the Acquiring Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended [September 30], 2018 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm retained by the Acquiring Fund, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the year then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

(i) Since the fiscal year ended [September 30], 2018, except as specifically disclosed in the Acquiring Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, its annual report for the fiscal year ended [September 30], 2018, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund’s portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

(j)(1) For each taxable year of its operation since its inception, the Acquiring Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquiring Fund will qualify as such through the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code;

 (2) Within the times and in the manner prescribed by law (after giving effect to any extensions), the Acquiring Fund has properly filed on a timely basis all Tax Returns that it was required to file on or before the Closing Date, and all such Tax Returns were true, complete and accurate in all material respects. The Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any Tax Return that was not filed, and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position;

 (3) The Acquiring Fund has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

 (4) All Tax Returns filed by the Acquiring Fund constitute true, complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

 (5) The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes (other than routine extensions available by statute);

 (6) The Acquiring Fund has not been notified that any examinations of the Tax Returns of the Acquiring Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to the Acquiring Fund’s knowledge, no such deficiency has been proposed or threatened;

 (7) The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

 (8) The unpaid Taxes of the Acquiring Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth in the financial statements referred to in Paragraph 4.2(h). All Taxes that the Acquiring Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

 (9) The Acquiring Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquiring Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

 (10) The Acquiring Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund tax representation certificate to be delivered to Target Fund and Ropes & Gray LLP pursuant to Paragraph 6.3 (the “Acquiring Fund Tax Representation Certificate”), and such Acquiring Fund Tax Representation Certificate will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading;

 (11) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquiring Fund relating to or attributable to Taxes, except for Taxes not yet due and payable; and

 (12) The Tax bases of the assets of the Acquiring Fund are accurately reflected on the Acquiring Fund’s Tax books and records.

(k) The authorized capital of the Acquiring Fund consists of 650,000,000 shares of capital stock, par value $.001 per share. As of the Closing Date, the Acquiring Fund will be authorized to issue 650,000,000 shares of capital stock, par value $.001 per share. The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

(m) The Acquiring Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Company’s Board of Directors, and, assuming due authorization, execution, and delivery by the Target Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The information to be furnished by the Acquiring Fund or the Adviser to the Target Fund for use in applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto and the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(o) No consent, approval, authorization, or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

(p) The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquiring

Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Acquiring Fund. All advertising and sales material used by the Acquiring Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the rules regarding Duties and Conflicts and Supervision and Responsibilities Relating to Associated Persons of FINRA, the Conduct Rules of FINRA, state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, and other filings under the Securities Act, the Exchange Act, and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(q) Neither the Acquiring Fund nor, to the Acquiring Fund’s knowledge, any “affiliated person” of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the Acquiring Fund’s knowledge, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act; and

(r) The Acquiring Fund’s execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by the Company’s Board of Directors.

5.  COVENANTS OF THE FUNDS

5.1. The Target Fund will operate the Target Fund’s business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2. The Acquiring Fund will promptly prepare and file with the Commission the Registration Statement. The Target Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.3. The Target Fund will mail to each of its shareholders of record a copy of the Registration Statement promptly after it is finalized and becomes effective with the Commission.

5.4  The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Target Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Target Fund Shares.

5.5. Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

5.6. The Target Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Target Fund (“Statement of Assets and Liabilities”) as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Target Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Target Fund’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Target Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Target Fund.

5.7. Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Target Fund, the Target Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.8. From and after the date of this Agreement and until the Closing Date, each Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the Treasury regulations promulgated under the Code. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a) of the Code and shall not take any position inconsistent with such treatment.

5.9. From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.10. Each Fund shall prepare, or cause to be prepared, all of its Tax Returns due on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

6.  CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE TARGET FUND

The obligations of the Target Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Target Fund in writing:

6.1. All representations and warranties by the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2. The Acquiring Fund shall have delivered to the Target Fund on the Closing Date a certificate of the Acquiring Fund, executed in its name by its President or a Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Section 6 have been met, and as to such other matters as the Target Fund shall reasonably request;

6.3. The Acquiring Fund shall have delivered to the Target Fund and Ropes & Gray LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Target Fund and Ropes & Gray LLP, concerning certain tax-related matters with respect to the Acquiring Fund; and

6.4. The Board of Directors of the Company shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7.  CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Target Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1. All representations and warranties by the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2. The Target Fund shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Target Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Target Fund’s Treasurer or Assistant Treasurer;

7.3. The Target Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate of the Target Fund, executed in its name by its President or a Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Target Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Section 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4. The Target Fund shall have delivered to the Acquiring Fund and Ropes & Gray LLP a Target Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Ropes & Gray LLP, concerning certain tax-related matters with respect to the Target Fund;

7.5. The Board of Directors of the Company shall have determined that the Reorganization is in the best interests of the Target Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

7.6 Prior to the Closing, the Target Fund shall have declared a dividend or dividends qualifying for the deduction for dividends paid under Section 561 of the Code, that, together with all previous distributions qualifying for the dividends paid deduction, shall have the effect of distributing to its shareholders (a) all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to any deduction for dividends paid under Section 852(b)(2)(D) of the Code), (b) all of the excess of (i) its income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code, and (c) all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, in each case, for its taxable year ending on the Closing Date and any prior taxable year to the extent such dividend or dividends are eligible to be treated as paid during such prior year under Section 855(a) of the Code.

8.  FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Board of Directors of the Company in accordance with the provisions of the Company Articles of Incorporation and By-Laws, and certified copies of the resolutions evidencing such approval by the Board of Directors shall have been delivered by the Target Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4. The Acquiring Fund’s Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5. The parties shall have received an opinion of Ropes & Gray LLP, satisfactory to each of the Target Fund and the Acquiring Fund and subject to certain factual representations made by officers of the Target Fund and the Acquiring Fund and customary assumptions and qualifications, substantially to the effect that, although not free from doubt, for federal income tax purposes (i) the acquisition by the Acquiring Fund of the Target Assets solely in exchange for the issuance of Acquiring Fund Shares to the Target Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Target Fund, in liquidation of the Target Fund, of Acquiring Fund Shares to the Target Fund Shareholders in exchange for their Target Fund Shares and the termination of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, (ii) under Sections 361 and 357 of the Code, the Target Fund will not recognize any gain or loss upon the transfer of the Target Assets to the Acquiring Fund pursuant to this Agreement in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities, or upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in liquidation of the Target Fund, except for (A) any gain or loss recognized on (1) “section 1256 contracts” as defined in Section 1256(b) of the Code, or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Target Fund, (2) upon the termination of a position, or (3) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code; (iii) under Section 354 of the Code, Target Fund Shareholders will not recognize any gain or loss upon the exchange of their Target Fund Shares for the Acquiring Fund Shares; (iv) under Section 358 of the Code, the aggregate basis in the Acquiring Fund Shares that the Target Fund Shareholders receive in exchange for their Target Fund Shares will be the same as the aggregate basis of the Target Fund Shares exchanged therefor; (v) under Section 1223(1) of the Code, a Target Fund Shareholder’s holding period for Acquiring Fund Shares received pursuant to the Agreement will include the shareholder’s holding period for the Target Fund Shares exchanged therefor, provided that the shareholder held the Target Fund Shares as capital assets on the date of the exchange; (vi) under Section 1032 of the Code, the Acquiring Fund will not recognize any gain or loss upon the receipt of the Target Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities; (vii) under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the Target Assets will be the same as the Target Fund’s tax basis immediately prior to the transfer, increased by any gain or decreased by any loss required to be recognized as described in (ii) above; (viii) under Section 1223(2) of the Code, the holding period of each Target Asset in the hands of the Acquiring Fund, other than certain Target Assets with respect to which gain or loss is required to be recognized as described in (ii) above, will include the period during which such Target Asset was held or treated for U.S. federal income tax purposes as held by the Target Fund; and (ix) the Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder. Such opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. Neither party may waive the condition set forth in Paragraph 8.5.

9.  BROKERAGE FEES AND EXPENSES

9.1. Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Each of Target Fund and Acquiring Fund shall bear and pay the portion of the total expenses and costs solely and directly related to the Reorganization and the transactions contemplated thereby (including, but not limited to, the preparation of the Registration Statement), with each of Target Fund and Acquiring Fund bearing its ratable portion of such expenses and costs, determined based on each of Target Fund’s and Acquiring Fund’s average net assets as of the Funds’ most recent fiscal year ended September 30, 2018, provided that transaction costs attributable to a particular Fund’s disposition of portfolio securities shall be borne and paid directly by that Fund, and, provided further, that any such expenses and costs of the Reorganization will in any event be paid by the party directly incurring such expenses and costs.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. Each Fund agrees that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.  TERMINATION

11.1. This Agreement may be terminated by the mutual agreement of each Fund. In addition, either party may at its option terminate this Agreement at or before the Closing Date:

(a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or before the Closing Date;

(b) because of a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met;

(c) by resolution of the Company’s Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders; or

(d) by resolution of the Company’s Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Target Fund’s shareholders; or

(e) if the transactions contemplated by this Agreement shall not have occurred on or before [  ], 2019 or such other date as the parties may mutually agree upon in writing.

11.2. In the event of any such termination, there shall be no liability for damages on the part of the Company, the Acquiring Fund, the Target Fund, or the Board of Directors or officers of the Company.

12.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each of the Acquiring Fund and the Target Fund.

13.  NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Target Fund and the Acquiring Fund at 90 Hudson Street, Jersey City, NJ 07302-3973.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1. The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between the State of Maryland laws and the federal securities laws, the latter shall govern.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the Acquiring Fund shall not be binding upon the Company’s Directors, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund, as provided in the Company’s Articles of Incorporation. The execution and delivery of this Agreement have been authorized by the Board of Directors of the Company and this Agreement has been executed by authorized officers of the Company, acting on behalf of the Acquiring Fund, and neither such authorization by such Directors nor such execution, and delivery by such officers shall be deemed to have been made by any of them individually or to have imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Company’s Articles of Incorporation.

14.6. It is expressly agreed that the obligations of the Target Fund shall not be binding upon the Company’s Directors, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Target Fund, as provided in the Company’s Articles of Incorporation. The execution and delivery of this Agreement have been authorized by the Board of Directors of the Company and this Agreement has been executed by authorized officers of the Company, acting on behalf of the Target Fund, and neither such authorization by such Directors nor such execution, and delivery by such officers shall be deemed to have been made by any of them individually or to have imposed any liability on any of them personally, but shall bind only the property of the Target Fund as provided in the Company’s Articles of Incorporation.

14.7. Any and all obligations or liabilities arising under or in respect of this Agreement with respect to the Acquiring Fund shall relate to the assets of the Acquiring Fund only and shall not otherwise be obligations or liabilities of the Company generally or any other series thereof. Any reference herein to the Acquiring Fund taking any action shall include the Company taking such action on behalf of the Acquiring Fund, as the context requires.

14.8. Any and all obligations or liabilities arising under or in respect of this Agreement with respect to the Target Fund shall relate to the assets of the Target Fund only and shall not otherwise be obligations or liabilities of the Company generally or any other series thereof. Any reference herein to the Target Fund taking any action shall include the Company taking such action on behalf of the Target Fund, as the context requires.

[The remainder of this page is intentional left blank.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or a Vice President and attested by its Secretary or an Assistant Secretary.

Attest:	LORD ABBETT MUNICIPAL INCOME FUND, INC., on behalf of its series, Lord Abbett National Tax Free Fund
By:	By:
Name:	Name:	Lawrence B. Stoller
Title:	Title:	Vice President and Secretary

Attest:	LORD ABBETT MUNICIPAL INCOME FUND, INC., on behalf of its series, Lord Abbett AMT Free Municipal Bond Fund
By:	By:
Name:	Name:	Lawrence B. Stoller
Title:	Title:	Vice President and Secretary

STATEMENT OF ADDITIONAL INFORMATION DATED February 14, 2019

Lord Abbett AMT Free Municipal Bond Fund
(a series of Lord Abbett Municipal Income Fund, Inc.)

90 Hudson Street
Jersey City, New Jersey 07302-3973
888-522-2388

Lord Abbett National Tax Free Fund
(a series of Lord Abbett Municipal Income Fund, Inc.)

90 Hudson Street
Jersey City, New Jersey 07302-3973
888-522-2388

This Statement of Additional Information (“SAI”) relates specifically to the proposed transfer of the assets of Lord Abbett AMT Free Municipal Bond Fund (“Target Fund”) to Lord Abbett National Tax Free Fund* (“Acquiring Fund”), each a series of Lord Abbett Municipal Income Fund, Inc., in exchange for shares of Acquiring Fund and the assumption by Acquiring Fund of the liabilities of Target Fund. Unaudited pro forma combined financial statements of Target Fund and Acquiring Fund for the twelve months ended September 30, 2018, are included in the SAI. This SAI consists of this cover page and the following documents, each of which accompanies this SAI and is incorporated herein by reference:

1.

The Statement of Additional Information of each of Target Fund and Acquiring Fund dated February 1, 2018, as supplemented, and the Statement of Additional Information of each of Target Fund and Acquiring Fund, dated February 1, 2019, when available;

2.

The Financial Statements from each of Target Fund’s and Acquiring Fund’s Annual Report for the fiscal year ended September 30, 2018, audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are so incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing; and

3.	Target Fund’s and Acquiring Fund’s Annual Report for the fiscal year ended September 30, 2018.

This SAI is not a prospectus. A prospectus/information statement dated February 14, 2019 relating to these matters may be obtained without charge via Lord Abbett’s website at www.lordabbett.com or by calling or writing to the Funds at the telephone number or address set forth above. This SAI should be read in conjunction with such prospectus/information statement.

*	The full legal name of Lord Abbett National Tax Free Fund is Lord Abbett National Tax-Free Income Fund.

The following pages include the pro forma combined financial statements and related notes showing the effect of the acquisition of Lord Abbett AMT Free Municipal Bond Fund (“Target Fund”) by Lord Abbett National Tax Free Fund (“Acquiring Fund”), both a series of Lord Abbett Municipal Income Fund, Inc.

Pro Forma Combined Schedule of Investments (unaudited)
September 30, 2018

AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 100.33%
Corporate Backed 4.18%
CA Poll Ctl – Poseidon Res AMT†	–	–	–	$–	$–
CA Poll Ctl – Waste Mgmt AMT	–	–	–	–	–
Chandler AZ IDR – Intel Corp AMT	–	–	–	–	–
Columbus Co Ind Facs – Intl Paper	–	–	–	–	–
Courtland IDB – Intl Paper	6.25%	11/1/2033	Baa2	770	804,796
Gloucester Co Poll Ctl – Logan AMT	–	–	–	–	–
Houston Arpt – United Airlines AMT	–	–	–	–	–
IA Fin Auth – Iowa Fertilizer Co	–	–	–	–	–
IL Fin Auth – Leafs Hockey Club(f)	–	–	–	–	–
IL State GO	–	–	–	–	–
LA Env Facs – Westlake Chem	3.50%	11/1/2032	BBB	1,315	1,275,050
LA Env Facs – Westlake Chem	6.50%	11/1/2035	BBB	500	540,925
Love Field Arpt – Southwest Airlines AMT	–	–	–	–	–
Love Field Arpt – Southwest Airlines	5.25%	11/1/2040	A3	330	347,319
MA Port Auth – Delta Airlines AMT (AMBAC)	–	–	–	–	–
MD EDC – Chesapeake Bay Hyatt(f)	–	–	–	–	–
National Fin Auth NH – Covanta†	4.625%	11/1/2042	B1	1,000	999,240
National Fin Auth NH – Covanta AMT†	–	–	–	–	–
Niagara Area Dev Corp – Covanta AMT†	–	–	–	–	–
NJ EDA – Goethals Brdg AMT	–	–	–	–	–
NJ EDA – Goethals Brdg AMT	–	–	–	–	–
NY Energy RDA – NYSEGC	3.50%	10/1/2029	A-	800	793,504
NY Liberty Dev Corp – 3 WTC†	5.00%	11/15/2044	NR	500	520,270
NY Liberty Dev Corp – 3 WTC†	7.25%	11/15/2044	NR	100	117,956
NYC Cap Res – Arthur Mgmt	7.00%	8/1/2025	NR	100	102,411
NYC IDA – TRIPS AMT	–	–	–	–	–
OH Air Quality – Pratt Paper AMT†	–	–	–	–	–
Onondaga Co IDA – Bristol Meyers AMT	–	–	–	–	–
PA Econ Dev – US Airways	–	–	–	–	–
PA Econ Dev – US Airways	–	–	–	–	–
Phenix City IDB – Meadwestvaco	3.625%	5/15/2030	BBB	1,300	1,282,359
Richland Co Env Impt – Intl Paper AMT	–	–	–	–	–
Rockdale Co Dev Auth – Pratt Paper AMT†	–	–	–	–	–
Salem Co Poll Ctl – Chambers AMT	–	–	–	–	–
Selma IDB – Intl Paper	–	–	–	–	–

See Notes to Pro Forma Combined Financial Statements

3

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Syracuse IDA – Carousel Ctr AMT	–	–	–	$–	$–
VA Small Bus Fing – Covanta AMT†	–	–	–	–	–
Valparaiso Facs – Pratt Paper AMT	–	–	–	–	–
Warren Co – Intl Paper	5.80%	5/1/2034	BBB	100	105,672
WI Pub Fin Auth – Celanese†	4.05%	11/1/2030	BBB-	500	503,235
West Pace Coop Dist(f)	–	–	–	–	–

Total					7,392,737

Education 5.98%
Build NYC Res Corp – CUNY	5.00%	6/1/2034	Aa2	325	358,436
Build NYC Res Corp – NY Law	–	–	–	–	–
CA Ed Facs – Stanford Univ	–	–	–	–	–
CA Fin Auth – Emerson Clg	–	–	–	–	–
CA Sch Fin Auth – Green Dot Schs†	5.00%	8/1/2045	NR	250	262,665
Chicago Brd Ed	5.00%	12/1/2044	B+	250	254,585
Chicago Brd Ed	5.00%	12/1/2046	B+	500	508,425
Davie Edu Facs – Nova Southeastern Univ	–	–	–	–	–
DE EDA – DE State Univ (AGM)	5.00%	10/1/2031	AA	410	454,940
Detroit Sch Dist	–	–	–	–	–
Dutchess Co LDC – Anderson Ctr	6.00%	10/1/2030	BB+	100	102,527
FL HI Ed – Nova Southeastern Univ	5.00%	4/1/2033	A-	475	521,958
FL HI Ed – Nova Southeastern Univ	5.00%	4/1/2035	A-	250	272,990
FL HI Ed – Nova Southeastern Univ	6.375%	4/1/2031	A-	475	514,249
FL HI Ed – Nova Southeastern Univ	–	–	–	–	–
Fulton Co Dev – Tuff/Atlanta Hsg	5.00%	9/1/2032	A+	775	826,630
Hempstead Town LDC – Adelphi Univ	5.00%	10/1/2034	A-	175	192,768
IL Fin Auth – IL Inst of Tech	–	–	–	–	–
IL Fin Auth – IL Inst of Tech	5.00%	4/1/2020	Baa3	100	100,073
IL Fin Auth – IL Inst of Tech	5.00%	4/1/2021	Baa3	500	500,315
IL Fin Auth – IL Inst of Tech	5.00%	4/1/2031	Baa3	500	492,700
IL Fin Auth – IL Inst of Tech	–	–	–	–	–
IL Fin Auth – IL Inst of Tech	–	–	–	–	–
IL Fin Auth – Univ Chicago	4.00%	10/1/2049	Aa2	1,000	1,000,410
MA DFA – Suffolk Univ	5.00%	7/1/2032	Baa2	500	554,475
MA DFA – Suffolk Univ	5.00%	7/1/2033	Baa2	150	165,749
MA DFA – Suffolk Univ	5.00%	7/1/2034	Baa2	100	110,105
NY Dorm – Barnard Clg	–	–	–	–	–
NY Dorm – Cornell Univ	5.00%	7/1/2034	Aa1	250	255,508
NY Dorm – Mt Sinai Sch Med	–	–	–	–	–
NY Dorm – NYU	–	–	–	–	–
NY Dorm – NYU	–	–	–	–	–
NY Dorm – Pace Univ	5.00%	5/1/2029	BBB-	245	263,860
NY Dorm – Pace Univ	5.00%	5/1/2029	NR	10	11,237
NY Dorm – SUNY	–	–	–	–	–
NY Dorm – Touro Clg	–	–	–	–	–
NY Dorm – Touro Clg	–	–	–	–	–
NYC IDA – Yankee Stadium (AG)	–	–	–	–	–
PA Hi Ed – St Josephs Univ	5.00%	11/1/2030	A-	905	948,693

See Notes to Pro Forma Combined Financial Statements

4

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Univ of CT	5.25%	11/15/2047	AA-	$1,000	$1,117,260
Univ of North Carolina – Wilmington	5.00%	6/1/2037	A1	715	791,205

Total					10,581,763

Financial Services 0.00%
MA Ed Fin Auth AMT	–	–	–	–	–
NJ Higher Ed Assistance Auth AMT	–	–	–	–	–
Total					–
General Obligation 16.46%
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	550	596,321
Atlantic City GO (BAM)	–	–	–	–	–
Beaverton Sch Dist	5.00%	6/15/2036	AA+	900	1,025,100
Bellwood GO	–	–	–	–	–
CA State GO	–	–	–	–	–
CA State GO	–	–	–	–	–
CA State GO	5.00%	8/1/2038	AA-	400	453,652
CA State GO	–	–	–	–	–
CA State GO	–	–	–	–	–
CA State GO	5.375%	11/1/2035	AA-	400	428,556
CA State GO	5.50%	3/1/2040	AA-	975	1,021,897
CA State GO	–	–	–	–	–
CA State GO	6.50%	4/1/2033	AA-	135	138,032
Chicago Brd Ed	–	–	–	–	–
Chicago Brd Ed	–	–	–	–	–
Chicago Brd Ed	–	–	–	–	–
Chicago Brd Ed	5.00%	12/1/2042	B+	575	577,317
Chicago Brd Ed	6.50%	12/1/2046	B+	100	113,531
Chicago Brd Ed†	–	–	–	–	–
Chicago GO	5.00%	1/1/2034	BBB+	1,000	1,026,120
Chicago GO	5.00%	1/1/2034	BBB+	500	519,105
Chicago GO	5.25%	1/1/2027	BBB+	255	255,411
Chicago GO	–	–	–	–	–
Chicago GO	–	–	–	–	–
Chicago GO	–	–	–	–	–
Chicago GO	–	–	–	–	–
Chicago GO	–	–	–	–	–
Chicago GO	–	–	–	–	–
Chicago GO	5.50%	1/1/2035	BBB+	230	245,872
Chicago GO	5.50%	1/1/2037	BBB+	985	1,049,084
Chicago GO	5.625%	1/1/2030	BBB+	275	308,987
Chicago GO	6.00%	1/1/2038	BBB+	1,500	1,690,905
Chicago O’Hare Arpt AMT	–	–	–	–	–
Cook Co GO	–	–	–	–	–
Cook Co GO	–	–	–	–	–
Cook Co GO	–	–	–	–	–
Cook Co GO	–	–	–	–	–
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,618,320

See Notes to Pro Forma Combined Financial Statements

5

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Cook Co GO TCRS (BAM)	–	–	–	$–	$–
CT State GO	–	–	–	–	–
CT State GO	4.00%	6/15/2037	A1	200	199,730
CT State GO	5.00%	6/15/2032	A1	250	278,003
CT State GO	–	–	–	–	–
CT State GO	–	–	–	–	–
CT State GO(b)	–	–	–	–	–
CT State GO(b)	–	–	–	–	–
Delaware Co IDA – Covanta	5.00%	7/1/2043	BB-	500	504,625
Essex Co Impt Auth – Covanta AMT†	–	–	–	–	–
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	500	489,650
HI State GO(b)	–	–	–	–	–
Hudson Co Impt Auth – Solid Waste GTD	5.75%	1/1/2035	Aa3	225	234,794
IL State GO	4.00%	6/1/2034	BBB-	560	525,739
IL State GO	5.00%	11/1/2028	BBB-	1,500	1,581,660
IL State GO	5.00%	1/1/2033	BBB-	575	587,391
IL State GO	–	–	–	–	–
IL State GO	–	–	–	–	–
IL State GO	–	–	–	–	–
IL State GO	–	–	–	–	–
IL State GO	–	–	–	–	–
IL State GO	5.50%	7/1/2033	BBB-	450	479,295
IL State GO	6.00%	5/1/2026	BBB-	1,000	1,119,920
Irvine USD – Spl Tax (BAM)	5.00%	9/1/2056	AA	500	551,755
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,052,270
King Co Pub Hsp – Snoqualmie Vly Hsp	–	–	–	–	–
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,032,096
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,011,100
Middletown CSD	5.25%	12/1/2040	AA	250	275,043
Midlothian Water Dist (AGM)	–	–	–	–	–
NJ Trans Trust Fund	–	–	–	–	–
NJ Trans Trust Fund (NPFGC)(FGIC)	–	–	–	–	–
NYC GO	5.00%	8/1/2027	AA	575	640,286
PA State GO	–	–	–	–	–
PA State GO	4.00%	3/1/2038	Aa3	1,000	1,012,510
PA State GO	–	–	–	–	–
Philadelphia GO	–	–	–	–	–
Philadelphia GO	–	–	–	–	–
Philadelphia GO	5.25%	7/15/2031	A	600	662,730
Philadelphia GO	–	–	–	–	–
Philadelphia GO	–	–	–	–	–
Philadelphia Sch Dist	5.00%	9/1/2037	A2	400	434,236
Philadelphia Sch Dist	–	–	–	–	–
Pittsburgh GO (BAM)	–	–	–	–	–
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	411,514
Pittsburgh GO (BAM)	–	–	–	–	–
PR Comwlth GO(f)	4.75%	7/1/2018	NR	370	218,300
PR Comwlth GO(f)	5.50%	7/1/2027	Ca	1,040	603,200

See Notes to Pro Forma Combined Financial Statements

6

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

PR Comwlth GO(f)	–	–	–		$–	$–
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA		155	159,886
San Francisco Arpt AMT	–	–	–		–	–
St Pub SBA – Philadelphia Sch Dist	5.00%	4/1/2029	A2		465	490,752
St Pub SBA – Philadelphia Sch Dist	5.00%	4/1/2031	A2		185	194,059
Stockton USD (AGM)	5.00%	7/1/2028	AA		750	821,715
Sweetwater UHSD (BAM)	–	–	–		–	–
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		500	566,830
Tuscaloosa Co Brd of Ed	–	–	–		–	–
Union Co Util Auth – Covanta GTD AMT	–	–	–		–	–
WI PFA – Boynton	5.00%	7/1/2044	NR		600	663,306
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		1,000	683,590
Yosemite CCD	5.00%	8/1/2029	Aa2		500	582,465

Total						29,136,660

Health Care 18.31%
Abag Fin Auth – Sharp Hlthcare	5.00%	8/1/2027	AA		300	324,813
Abag Fin Auth – Sharp Hlthcare	5.00%	8/1/2028	AA		345	374,115
AL PFA – AL Proton Therapy†	–	–	–		–	–
Alleghany Co Hsp – Allegheny Hlth	–	–	–		–	–
Allen Co Hsp – Catholic Hlth Ptnrs	–	–	–		–	–
Antelope Valley Hlth	–	–	–		–	–
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		515	535,008
Athens Clarke Co Dev – Catholic Hlth E	6.25%	11/15/2032	AA-		615	630,682
CA Muni Fin – Cmnty Med Ctrs	–	–	–		–	–
CA Statewide – Beverly	–	–	–		–	–
CA Hlth – Sutter Hlth	–	–	–		–	–
CA Hlth – Sutter Hlth	5.25%	8/15/2031	AA-		745	808,481
CA Stwde – Eskaton Pptys	5.25%	11/15/2034	BBB		500	537,050
CA Stwde – Huntington Memorial Hosp	4.00%	7/1/2048	A-		500	503,595
CA Stwde – John Muir Hlth	4.00%	12/1/2057	A+		250	250,623
CA Stwde – Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		750	805,792
CA Stwde – Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		375	404,711
CA Stwde – So Cal Presbyterian†	6.625%	11/15/2024	BBB+	(e)	110	115,037
Cass Co – Essentia Hlth Rmkt (AG)	–	–	–		–	–
CO Hlth Facs – Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	300,619
CO Hlth Facs – Catholic Hlth	5.25%	2/1/2031	BBB+		750	784,747
CO Hlth Facs – Catholic Hlth	6.125%	10/1/2028	BBB+		165	165,487
CT Hlth & Ed – Hartford Hlthcare	5.00%	7/1/2032	A		640	675,738
CT Hlth & Ed – Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	560,540
Cumberland Co Mun Auth – Asbury	5.25%	1/1/2021	NR		140	144,571
Cumberland Co Mun Auth – Asbury	5.40%	1/1/2022	NR		150	154,928
Cumberland Co Mun Auth – Diakon Lutheran	6.25%	1/1/2024	BBB+	(e)	15	15,149
Cumberland Co Mun Auth – Diakon Lutheran	–	–	–		–	–
Cuyahoga Co Hsp – Metrohealth	5.50%	2/15/2052	NR		850	921,017

See Notes to Pro Forma Combined Financial Statements

7

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Cuyahoga Co Hsp – Metrohealth	5.50%	2/15/2057	NR		$500	$539,950
DeKalb Co Hsp – Children’s Hlthcare	5.00%	11/15/2029	AA+		530	546,843
Denver Hlth & Hsp Auth	–	–	–		–	–
Denver Hlth & Hsp Auth
Fairview Health Services(d)	5.00%	11/15/2049	A+		600	658,308
Franklin Co Hlth – OPRS Cmntys	6.125%	7/1/2040	BBB	(e)	480	518,256
Flint Hsp Bldg Auth – Hurley Med Ctr
Gainesville & Hall Co Hsp – NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	452,124
Greenville Hlth Sys
Guadalupe Co – Seguin City Hospital	5.00%	12/1/2045	BB		500	501,160
IL Fin Auth – Centegra Hlth	5.00%	9/1/2034	BB+		235	259,219
IN Fin Auth – Major Hsp	–	–	–		–	–
IL Fin Auth – Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	808,459
IL Fin Auth – Northwestern Mem Hsp(b)	–	–	–		–	–
Kirkwood IDA – Aberdeen Hts	–	–	–		–	–
Kirkwood IDA – Aberdeen Hts	–	–	–		–	–
LA PFA – Ochsner Clinic	–	–	–		–	–
La Verne COP – Brethren Hillcrest Homes	–	–	–		–	–
MA DFA – Boston Med Ctr	–	–	–		–	–
MA DFA – CareGroup	5.00%	7/1/2048	A-		1,000	1,078,330
MA DFA – Partners Hlth	–	–	–		–	–
MA Hlth & Ed – Catholic Hlth E	6.25%	11/15/2032	AA-		770	790,459
Martin Co Hlth – Martin Mem Med	5.50%	11/15/2032	A-		930	1,005,925
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	250	266,983
Mayo Clinic(d)	4.00%	11/15/2048	AA		1,550	1,568,445
MD Hlth & HI Ed – Adventist	5.50%	1/1/2046	Baa3		1,000	1,097,800
MD Hlth & HI Ed – Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		1,000	1,069,330
MD Hlth & Hi Ed – Mercy Med Ctr	6.25%	7/1/2031	BBB		445	482,349
MD Hlth & HI Ed – Mercy Med Ctr	–	–	–		–	–
MD Hlth & HI Ed – Mercy Med Ctr	–	–	–		–	–
ME Hlth & Hi Ed – MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	649,611
ME Hlth & Hi Ed – MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	428,856
ME Hlth & Hi Ed – MaineGeneral Hlth	–	–	–		–	–
Meadville Med Center	6.00%	6/1/2046	NR		160	169,547
Meadville Med Center	6.00%	6/1/2051	NR		185	195,438
Mesquite Hlth – Christian Care Ctrs	–	–	–		–	–
Montgomery Co IDA – ACTS Retirement	–	–	–		–	–
Montgomery Co IDA – ACTS Retirement	–	–	–		–	–
Montgomery Co Hlth – Catholic Hlth	6.25%	11/15/2034	AA-		20	20,501
Montgomery Co IDA – Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,076,960
Montgomery Co IDA – Whitemarsh	5.375%	1/1/2050	NR		1,070	1,074,687
MT St Fac Fin Auth – Kalispell Med Ctr	5.00%	7/1/2043	NR		400	426,672
MT St Fac Fin Auth – Kalispell Med Ctr	5.00%	7/1/2048	NR		580	616,285
Muskingum Co Hsp – Genesis Hlthcare	5.00%	2/15/2044	BB+		150	154,376
Nassau Co LEAC – Catholic Hlth Svcs	–	–	–		–	–
Nassau Co LEAC – Catholic Hlth Svcs	–	–	–		–	–

See Notes to Pro Forma Combined Financial Statements

8

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Nassau Co LEAC – Catholic Hlth Svcs	–	–	–		$–	$–
Nassau Co LEAC – Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,183,985
New Hope Ed Facs – Legacy Midtown Project	5.50%	7/1/2054	NR		250	244,998
NJ Hlth – Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	150,850
NY Dorm – Montefiore	4.00%	8/1/2036	BBB		175	175,417
NY Dorm – Montefiore	4.00%	8/1/2037	BBB		95	94,498
NY Dorm – Montefiore	4.00%	8/1/2038	BBB		90	89,144
NY Dorm – Montefiore	5.00%	8/1/2033	BBB		100	111,940
NY Dorm – Montefiore	–	–	–		–	–
NY Dorm – Montefiore	5.00%	8/1/2035	BBB		100	111,062
NY Dorm – Orange Reg Med Ctr†	–	–	–		–	–
NY Dorm – Orange Reg Med Ctr†	–	–	–		–	–
NY Dorm – Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,081,690
NY Dorm – Orange Regl Med Ctr†	–	–	–		–	–
NYC Hlth & Hsp Corp	–	–	–		–	–
NYC Hlth & Hsp Corp	–	–	–		–	–
OK DFA – OU Med	–	–	–		–	–
OK DFA – OU Med	5.50%	8/15/2057	Baa3		800	883,280
Palomar Hlth	–	–	–		–	–
Pell City Spl Care Facs – Noland Hlth	–	–	–		–	–
Philadelphia Hsps – Temple Univ Hlth	5.00%	7/1/2032	BBB-		150	163,049
Philadelphia Hsps – Temple Univ Hlth	–	–	–		–	–
Philadelphia Hsps – Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	269,220
Pulaski Co Pub Facs – Baptist Hlth	–	–	–		–	–
Rockville Eco Dev – Ingleside at King Farm	5.00%	11/1/2042	BB	(e)	125	133,845
Rockville Eco Dev – Ingleside at King Farm	5.00%	11/1/2047	BB	(e)	125	133,356
San Buenaventura – Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,089,821
Tarrant Co Cultural – Christus Hlth (AG)	–	–	–		–	–
Tempe IDA – ASU Mirabella†	–	–	–		–	–
UCal Med Ctr	–	–	–		–	–
Upland COP – San Antonio Cmnty Hsp COP	–	–	–		–	–
VT Ed & Hlth – Univ of VT Med Ctr	–	–	–		–	–
WA Hlth Care – Overlake Hsp	–	–	–		–	–
Ward Co Hlth Facs – Trinity Hlth	–	–	–		–	–
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	117,455
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	32,039
WI Hlth & Ed – Marshfield Hlth Sys	–	–	–		–	–
WI PFA – MD Proton†	–	–	–		–	–
WI PFA – MD Proton†	–	–	–		–	–
WI Hlth & Ed – Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		840	870,248
WV Hsp – Herbert Thomas Hlth	–	–	–		–	–

Total						32,405,473

Housing 1.03%
Alachua Co Hlth – Oak Hammock	8.00%	10/1/2042	NR		300	342,333
CA Muni Fin – UC Berkeley Hsg	–	–	–		–	–

See Notes to Pro Forma Combined Financial Statements

9

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

CA Muni Fin – Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		$100	$108,987
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		500	520,355
HI Hsg Fin & Dev – Rent Hsg Sys Rmkt (AGM)	–	–	–		–	–
IL Fin Auth – CHF – UIC	5.00%	2/15/2047	BBB-		200	213,876
IL Fin Auth – CHF – UIC	–	–	–		–	–
LA HFA – GMF-LA Chateau	–	–	–		–	–
Los Angeles Hsg	–	–	–		–	–
Phoenix IDA – ASU Std Hsg	–	–	–		–	–
Phoenix IDA – ASU Std Hsg	5.00%	7/1/2042	Baa3		250	270,210
Toledo/Lucas Port Auth – Univ Toledo	–	–	–		–	–
Toledo/Lucas Port Auth – Univ Toledo	5.00%	7/1/2039	BBB-		350	360,574
Toledo/Lucas Port Auth – Univ Toledo	–	–	–		–	–

Total						1,816,335

Lease Obligation 6.10%
CA Pub Wks – Various Cap Proj	5.00%	10/1/2028	A+		535	581,465
CA Pub Wks – Judicial Council	–	–	–		–	–
CA Pub Wks – Various Cap Proj	–	–	–		–	–
CA Pub Wks – Various Cap Proj	–	–	–		–	–
CA Pub Wks – Various Cap Proj	6.625%	11/1/2034	A+		25	25,010
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	491,948
Erie Co IDA – Buffalo Sch Dist	5.00%	5/1/2026	AA		1,155	1,287,155
Erie Co IDA – Buffalo Sch Dist	–	–	–		–	–
Essex Co Impt Auth – Newark	6.25%	11/1/2030	Baa3		250	260,402
Houston Co Coop Dist – Country Crossing(f)	–	–	–		–	–
IL Sports Facs Auth (AGM)	–	–	–		–	–
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA		865	933,361
IN Fin Auth – OH River Brdgs AMT	–	–	–		–	–
IN Fin Auth – OH River Brdgs AMT	–	–	–		–	–
IN Fin Auth – OH River Brdgs AMT	–	–	–		–	–
IN Fin Auth – Stadium	5.25%	2/1/2032	AA+		500	573,650
KY Ppty & Bldgs Commn – Proj #112	–	–	–		–	–
Los Angeles USD COP	5.00%	10/1/2025	A+		1,000	1,106,180
NJ Ed Facs – Higher Ed	–	–	–		–	–
NJ EDA – Bldgs	5.00%	6/15/2036	BBB+		1,000	1,080,300
NJ EDA – Bldgs	5.00%	6/15/2047	BBB+		575	608,873
NJ EDA – Goethals Brdg AMT	–	–	–		–	–
NJ EDA – Sch Facs	3.16% (MUNIPSA* 1 + 1.60%)#	3/1/2028	BBB+		500	495,045
NJ EDA – Sch Facs	5.00%	6/15/2042	A-	(e)	300	318,450
NJ EDA – Sch Facs	–	–	–		–	–
NJ EDA – Sch Facs	5.50%	6/15/2031	BBB+		1,350	1,531,737
NJ Trans Trust Fund	–	–	–		–	–
NJ Trans Trust Fund	–	–	–		–	–
NJ Trans Trust Fund	–	–	–		–	–

See Notes to Pro Forma Combined Financial Statements

10

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

NJ Trans Trust Fund	–	–	–	$–	$–
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,660	928,421
NJ Trans Trust Fund	Zero Coupon	12/15/2037	BBB+	265	106,379
NYC TFA – Bldg Aid	–	–	–	–	–
NYC TFA – Bldg Aid	–	–	–	–	–
NYC TFA – Bldg Aid	5.00%	7/15/2035	AA	300	340,077
PA COPS	5.00%	7/1/2043	A2	125	135,659
Sacramento City Fing Auth (AMBAC)	–	–	–	–	–

Total					10,804,112

Other Revenue 3.77%
Apache Co Poll Ctl – Tucson Elec	4.50%	3/1/2030	A-	235	248,545
Arlington Hi Ed Fin Corp – Arlington Classics	7.65%	8/15/2040	BBB-	155	165,921
Baker Correctional Dev	–	–	–	–	–
Brooklyn Arena LDC – Barclays Ctr	–	–	–	–	–
CA Infra & Econ Dev – Acad Motion Pict	–	–	–	–	–
CA Infra & Econ Dev – Gladstone Inst	–	–	–	–	–
CA Sch Fin Auth – Green Dot Charter†(d)	5.00%	8/1/2048	BBB-	250	268,108
City of Miami Beach – Parking Revs (BAM)	–	–	–	–	–
Cleveland Arpt	5.00%	1/1/2030	A	555	591,558
Clifton Higher Ed – IDEA Pub Schs	5.00%	8/15/2042	BBB+	275	287,160
Clifton Higher Ed – IDEA Pub Schs	–	–	–	–	–
DC Rev – Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	528,605
DC Rev – Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	435	465,820
DC Rev – KIPP Chtr Sch	–	–	–	–	–
DC Rev – KIPP Chtr Sch	–	–	–	–	–
Denver Conv Ctr	–	–	–	–	–
FL DFC – Renaissance Chtr Sch	–	–	–	–	–
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA	100	114,578
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA	100	114,119
Grand River Hosp Dist (AGM)	5.25%	12/1/2037	AA	100	113,117
HI Dept Budget – Hawaiian Electric AMT	–	–	–	–	–
Houston Hi Ed – Cosmos Fndtn	5.00%	2/15/2032	BBB	100	104,272
Houston HI Ed – Cosmos Fndtn	5.00%	2/15/2042	BBB	625	645,287
Houston HI Ed – Cosmos Fndtn	6.875%	5/15/2041	BBB	125	139,961
IL Fin Auth – Noble Chrter Schs	6.125%	9/1/2039	BBB	900	982,422
IN Fin Auth – Drexel Foundation	–	–	–	–	–
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3	475	526,148
La Vernia Hi Ed – Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	261,048
Long Beach Nat Gas – ML	–	–	–	–	–
Lower AL Gas Dist – Goldman Sachs	–	–	–	–	–
Met Boston Trans Pkg Corp	–	–	–	–	–
MI Pub Ed – Bradford Admy	–	–	–	–	–
Middlesex Co Impt Auth – Heldrich Ctr(f)	–	–	–	–	–
Middlesex Co Impt Auth – Heldrich Ctr(f)	–	–	–	–	–
NJ EDA – Team Academy	–	–	–	–	–

See Notes to Pro Forma Combined Financial Statements

11

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

NYC Cultural – Whitney Museum	5.25%	7/1/2026	A+	$500	$531,765
San Antonio Hotel & Conv Ctr AMT (AMBAC)	–	–	–	–	–
Selma IDB – Intl Paper	5.80%	5/1/2034	BBB	150	158,508
TX Muni Gas Acq & Supply – Macquarie	5.00%	12/15/2031	A3	395	423,539

Total					6,670,481

Special Tax 3.26%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3	250	263,542
Allentown Neighborhood Impt†	–	–	–	–	–
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3	500	517,185
Aurora TIF – East River	–	–	–	–	–
CT Spl Tax – Trans Infra	–	–	–	–	–
CT Spl Tax – Trans Infra	5.00%	1/1/2037	AA	700	766,654
CT Spl Tax – Trans Infra	–	–	–	–	–
Gramercy Farms CDD~	–	–	–	–	–
Gramercy Farms Cmnty Dev Dist(f)	–	–	–	–	–
Houston Co Coop Dist – Country Crossing(f)	–	–	–	–	–
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,500	1,657,200
Irvine CFD – Great Park	–	–	–	–	–
Millsboro Spl Oblig – Plantation Lakes	–	–	–	–	–
NJ EDA – Kapkowski Rd Landfill	–	–	–	–	–
NYC IDA – Yankee Stadium (NPFGC)(FGIC)	3.81% (CPI Based)#	3/1/2024	Baa1	500	500,500
Orange Co CFD	5.25%	8/15/2045	NR	500	547,245
PA COPS	4.00%	7/1/2046	A2	250	244,650
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	564,790
Rancho Cucamonga Redev Agy (AGM)	–	–	–	–	–
Riverside RDA – Housing~	–	–	–	–	–
San Francisco Redev – Mission Bay South	–	–	–	–	–
San Francisco Redev – Mission Bay South	–	–	–	–	–
San Jose Spl Tax – Conv Ctr	5.50%	5/1/2024	A	660	715,031
Sparks Tourism Impt Dist†	–	–	–	–	–
Sparks Tourism Impt Dist†	–	–	–	–	–
Stone Canyon CID(f)	–	–	–	–	–
Stone Canyon CID(f)	–	–	–	–	–

Total					5,776,797

Tax Revenue 4.80%
Casino Reinv Dev Auth	–	–	–	–	–
Casino Reinv Dev Auth	–	–	–	–	–
Chicago Brd Ed – CIT	–	–	–	–	–
Chicago Brd Ed – CIT	–	–	–	–	–
Cook Co Sales Tax	4.00%	11/15/2034	AAA	750	768,428
Hudson Yards	5.75%	2/15/2047	AA-	355	382,392
MA Sch Bldg Auth – Sales Tax(b)	–	–	–	–	–

See Notes to Pro Forma Combined Financial Statements

12

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Met Pier & Expo Auth – McCormick Place	5.50%	6/15/2053	BB+	$265	$285,691
Met Pier & Expo Auth – McCormick Place (AGM)	–	–	–	–	–
Met Pier & Expo Auth – McCormick Place (AGM)	Zero Coupon	6/15/2046	AA	1,595	440,395
Met Pier & Expo Auth – McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA	915	981,182
Met Pier & Expo Auth – McCormick Place (NPFGC)(FGIC)	–	–	–	–	–
Met Pier & Expo Auth – McCormick Place (NPFGC)(FGIC)	–	–	–	–	–
Met Pier & Expo Auth – McCormick Place (NPFGC)(FGIC)	–	–	–	–	–
NJ EDA – Cigarette Tax	–	–	–	–	–
NJ EDA – Cigarette Tax	–	–	–	–	–
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	275,428
NY UDC – PIT	5.00%	3/15/2033	AAA	750	825,877
NYC TFA – Future Tax	4.00%	5/1/2037	AAA	300	308,784
NYC TFA – Future Tax	4.00%	8/1/2042	Aa1	1,000	1,018,600
NYC TFA – Future Tax	5.00%	2/1/2036	AAA	1,000	1,099,880
PR Corp Sales Tax(f)	–	–	–	–	–
PR Corp Sales Tax(f)	5.25%	8/1/2027	Ca	575	283,188
PR Corp Sales Tax(f)	–	–	–	–	–
PR Corp Sales Tax(f)	5.75%	8/1/2037	Ca	220	108,350
PR Corp Sales Tax(f)	–	–	–	–	–
San Jose Spl Tax – Conv Ctr	5.50%	5/1/2026	A	275	296,274
San Jose Spl Tax – Conv Ctr	–	–	–	–	–
San Jose Spl Tax – Conv Ctr	6.50%	5/1/2036	A	530	586,434
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	562,193
Yorba Linda Redev Agy	–	–	–	–	–
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	250	282,445

Total					8,505,541

Tobacco 5.14%
Buckeye Tobacco	–	–	–	–	–
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	2,000	166,700
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	1,000	42,960
Buckeye Tobacco	5.125%	6/1/2024	B-	480	475,949
Buckeye Tobacco	5.75%	6/1/2034	B-	1,000	1,000,000
Golden St Tobacco	–	–	–	–	–
Golden St Tobacco	5.00%	6/1/2030	A+	500	550,750
Golden St Tobacco	5.00%	6/1/2047	NR	1,625	1,664,747
Golden St Tobacco	–	–	–	–	–
MI Tob Settlement	5.125%	6/1/2022	B-	635	634,219
PA Tob Settlement (AGM)	–	–	–	–	–
PA Tob Settlement	5.00%	6/1/2035	A1	1,245	1,383,992
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	350	395,294
Railsplitter Tobacco Settlement Auth	–	–	–	–	–

See Notes to Pro Forma Combined Financial Statements

13

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Suffolk Tobacco Asset Sec Corp	–	–	–	$–	$–
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	205	207,044
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	585	618,017
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	425	467,211
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	660	659,987
Tobacco Settlement Auth WA	–	–	–	–	–
TSASC	5.00%	6/1/2035	A-	250	272,535
TSASC	5.00%	6/1/2036	A-	50	54,353
TSASC	5.00%	6/1/2048	NR	500	507,340

Total					9,101,098

Transportation 15.05%
AL Port Auth AMT (AGM)	–	–	–	–	–
AL Port Auth AMT (AGM)	–	–	–	–	–
AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	828,877
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	674,484
Atlanta Arpt – PFC	5.00%	1/1/2028	AA-	1,000	1,117,490
Atlanta Arpt – PFC	–	–	–	–	–
CA Muni Fin Auth – LINXS AMT	–	–	–	–	–
Central TX Mobility Auth	–	–	–	–	–
Central TX Mobility Auth	–	–	–	–	–
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,297,356
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,069,610
Charlotte Arpt	5.00%	7/1/2033	AA-	575	617,038
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,070,909
Chicago O’Hare Arpt – TRIPS AMT	–	–	–	–	–
Chicago O’Hare Arpt	–	–	–	–	–
Cleveland Arpt (AGM)	–	–	–	–	–
Delaware River Port Auth	5.00%	1/1/2029	A	470	523,514
Delaware River Port Auth	5.00%	1/1/2034	A	800	884,064
Denver City & Co Arpt	–	–	–	–	–
DFW Arpt	5.00%	11/1/2028	A+	750	827,617
DFW Arpt	5.00%	11/1/2030	A+	850	934,158
E470 Pub Hwy Auth (NPFGC)(FGIC)	–	–	–	–	–
E470 Pub Hwy Auth (NPFGC)(FGIC)	–	–	–	–	–
Eagle Co Arpt AMT	–	–	–	–	–
Eagle Co Arpt AMT	–	–	–	–	–
Eagle Co Arpt AMT	–	–	–	–	–
FL Tpk Auth – Dept Trans	5.00%	7/1/2034	AA	500	534,760
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-	500	274,185
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-	875	989,030
Foothill / Eastern Corridor Toll Rd	–	–	–	–	–
Foothill / Eastern Corridor Toll Rd	–	–	–	–	–
Greater Orlando Aviation AMT	–	–	–	–	–
Hampton Roads Trans Commn	5.50%	7/1/2057	NR	1,500	1,757,160
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2	500	504,655
HI Arpt	–	–	–	–	–
HI Arpt Sys AMT	–	–	–	–	–

See Notes to Pro Forma Combined Financial Statements

14

AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

HI Arpts AMT	–	–	–	$–	$–
Houston Arpt – Continental Airlines AMT	–	–	–	–	–
Houston Arpt – Continental Airlines AMT	–	–	–	–	–
Lee Co Arpt AMT	–	–	–	–	–
Los Angeles Dept Arpts – LAX	5.00%	5/15/2035	AA-	710	743,761
Los Angeles Dept Arpts – LAX AMT	–	–	–	–	–
MA Port Auth AMT	–	–	–	–	–
MA Port Auth AMT	–	–	–	–	–
MA Port Auth AMT	–	–	–	–	–
Met DC Arpt AMT	–	–	–	–	–
Met DC Arpt AMT	–	–	–	–	–
Met DC Arpt AMT	–	–	–	–	–
Met DC Arpt	5.00%	10/1/2035	AA-	255	268,161
Miami Dade Co – Rickenbacker Cswy	5.00%	10/1/2029	A-	500	556,545
Miami Dade Co – Rickenbacker Cswy	–	–	–	–	–
Miami Dade Co – Rickenbacker Cswy	–	–	–	–	–
Miami Dade Co Aviation – MIA AMT	–	–	–	–	–
Miami Dade Co Aviation – MIA AMT	–	–	–	–	–
Miami Dade Co Aviation – MIA	5.00%	10/1/2034	A	400	443,844
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A+	160	179,643
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A+	515	576,481
Mid Bay Bridge Auth	–	–	–	–	–
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	641,959
Minneapolis / St Paul Met Arpts	–	–	–	–	–
MTA NY	–	–	–	–	–
MTA NY	–	–	–	–	–
NC Tpk Auth – Triangle Exprs	5.00%	1/1/2032	BBB	350	391,566
Niagara Frontier Trsp – Buffalo Intl Arpt AMT	–	–	–	–	–
Niagara Frontier Trsp – Buffalo Intl Arpt AMT	–	–	–	–	–
NJ Tpk Auth	–	–	–	–	–
NJ Trans Trust Fund	5.75%	12/15/2031	BBB+	350	352,713
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	805	869,601
North TX Twy Auth	5.00%	1/1/2031	A	250	274,863
North TX Twy Auth	–	–	–	–	–
NY Trans Dev Corp – Delta AMT	–	–	–	–	–
NY Trans Dev Corp – Delta AMT	–	–	–	–	–
NY Trans Dev Corp – Delta AMT	–	–	–	–	–
NY Trans Dev Corp – Delta AMT	–	–	–	–	–
NY Trans Dev Corp – LaGuardia Airport AMT	–	–	–	–	–
NY Trans Dev Corp – LaGuardia Airport AMT	–	–	–	–	–
PA Tpk Commn	–	–	–	–	–
PA Tpk Commn	–	–	–	–	–
PA Tpk Commn	5.00%	12/1/2039	A+	750	819,682
Philadelphia Airport AMT	–	–	–	–	–

See Notes to Pro Forma Combined Financial Statements

15

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Port Auth NY & NJ	5.25%	10/15/2055	AA-	$350	$394,646
Port Auth NY & NJ – JFK IAT CR (AGM)	–	–	–	–	–
Port Oakland AMT	–	–	–	–	–
Port of Portland – Portland Intl Arpt AMT	–	–	–	–	–
PR Hwy & Trans Auth(f)	4.00%	7/1/2017	CC	240	58,200
PR Hwy & Trans Auth (AG)(AGM)	–	–	–	–	–
PR Hwy & Trans Auth (AGM)	–	–	–	–	–
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	508,299
Sacramento Co Arpt	5.00%	7/1/2041	A	1,000	1,118,230
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	517,919
San Antonio Arpt AMT	–	–	–	–	–
San Diego Arpt	5.00%	7/1/2040	A	945	990,247
San Francisco Arpt AMT	–	–	–	–	–
San Francisco Arpt AMT	–	–	–	–	–
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	1,250	1,346,875
San Jose Arpt	5.00%	3/1/2047	A	750	838,312
San Jose Arpt
San Jose Arpt AMT	–	–	–	–	–
South Carolina Ports AMT	–	–	–	–	–
South Jersey Port Corp AMT	–	–	–	–	–
St Louis Arpt – Lambert Intl Arpt	–	–	–	–	–
VA Small Bus Fing – 95 Express Lanes AMT	–	–	–	–	–
VA Small Bus Fing – 95 Express Lanes AMT	–	–	–	–	–
VA Small Bus Fing – Elizabeth River AMT	–	–	–	–	–
VA Small Bus Fing – Elizabeth River AMT	–	–	–	–	–
VA Small Bus Fing – I-66 AMT	–	–	–	–	–
Wayne Co Arpt AMT	–	–	–	–	–
Wayne Co Arpt AMT	–	–	–	–	–
Wayne Co Arpt AMT
Wayne Co Arpt	5.00%	12/1/2047	NR	315	348,113
WV Parkways Auth	4.00%	6/1/2047	AA-	500	504,375

Total					26,648,942

Utilities 16.25%
Adelanto Util Sys (AGM)	–	–	–	–	–
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	552,660
Baltimore Water	–	–	–	–	–
Baltimore Water	–	–	–	–	–
Burke Co Dev – Oglethorpe Power	3.00%#,(c)	11/1/2045	A-	1,000	990,350
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	573,500
Central Plains – Goldman Sachs	5.00%	9/1/2032	A3	525	567,724
Central Plains – Goldman Sachs	5.00%	9/1/2042	BBB+	750	867,285
Central Plains – Goldman Sachs	–	–	–	–	–

See Notes to Pro Forma Combined Financial Statements

16

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Chicago Wastewater	–	–	–	$–	$–
Chicago Water	–	–	–	–	–
Chicago Water	–	–	–	–	–
Chicago Water (AGM)	–	–	–	–	–
Chicago Water (AGM)	–	–	–	–	–
Chicago Water	5.00%	11/1/2039	A	855	907,352
Chula Vista IDR – San Diego G & E Rmkt	–	–	–	–	–
CO Public Auth – ML	–	–	–	–	–
Compton Water	–	–	–	–	–
DE EDA – NRG Energy	–	–	–	–	–
Detroit Sewer	5.00%	7/1/2034	A	385	418,214
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	446,680
Gainesville Utility	5.25%	10/1/2034	AA-	150	158,771
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	350	301,070
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	740,250
Jefferson Co Sewer (AGM)	–	–	–	–	–
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,340	1,474,027
Jefferson Co Sewer	–	–	–	–	–
KY Muni Pwr Auth (NPFGC)(FGIC)	–	–	–	–	–
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A-	1,000	1,084,170
Lansing Brd Wtr & Light	–	–	–	–	–
Long Beach Nat Gas – ML	5.50%	11/15/2037	A-	1,395	1,754,547
Los Angeles USD	5.00%	7/1/2023	Aa2	500	568,325
Louisville/Jeff Co Met Swr Dist	–	–	–	–	–
Lower Colo Riv Auth – Transmn Contract	5.00%	5/15/2040	A	320	349,117
Maricopa Co Poll Ctl – So Cal Edison Rmkt	5.00%	6/1/2035	A1	555	577,733
Maricopa Co Poll Ctl – El Paso Elec	–	–	–	–	–
New Orleans Water	–	–	–	–	–
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,767,195
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	254,182
NY Env Facs – Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	530,681
NYC Muni Water	5.00%	6/15/2036	AA+	500	555,360
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	561,645
Paducah Electric (AGM)	–	–	–	–	–
Paducah Electric (AGM)	5.00%	10/1/2034	AA	1,000	1,094,360
Paducah Electric (AGM)	–	–	–	–	–
Philadelphia Gas Works	5.00%	8/1/2029	A	250	280,662
Philadelphia Gas Works	–	–	–	–	–
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+	280	317,621
Philadelphia Water & Wastewater	–	–	–	–	–
Philadelphia Water & Wastewater	5.25%	10/1/2052	A+	450	507,739
Pima CO IDA – Tucson Elec	–	–	–	–	–
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca	240	225,900
PR Aqueduct & Swr Auth	5.75%	7/1/2037	Ca	250	237,813
PR Elec Pwr Auth(f)	–	–	–	–	–
PR Elec Pwr Auth(f)	5.00%	7/1/2028	Ca	270	177,525

See Notes to Pro Forma Combined Financial Statements

17

	AMT Free Municipal Bond Fund (Target Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

PR Elec Pwr Auth(f)	5.25%	7/1/2028	Ca	$880	$578,600
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	280	280,162
Salt Verde Fin Corp – Citi	5.00%	12/1/2032	BBB+	200	232,054
Salt Verde Fin Corp – Citi	5.00%	12/1/2037	BBB+	2,340	2,716,155
Salt Verde Fin Corp – Citi	–	–	–	–	–
Southern CA Pub Pwr Auth – Goldman Sachs	–	–	–	–	–
Southern CA Pub Pwr Auth – Goldman Sachs	5.00%	11/1/2033	A3	1,180	1,379,939
TEAC – Goldman Sachs	–	–	–	–	–
Texas Water Dev Brd(d)	4.00%	10/15/2037	AAA	1,410	1,458,250
Trimble Env Facs – Louisville Gas & Elec	3.75%	6/1/2033	A1	1,250	1,242,975
TX Muni Gas Acq & Supply – Macquarie	5.00%	12/15/2025	A3	950	1,033,467
TX Muni Gas Acq & Supply – Macquarie	5.00%	12/15/2028	A3	925	998,260
TX Muni Gas Acq & Supply – Macquarie	–	–	–	–	–

Total					28,762,320

Total Municipal Bonds (cost $174,634,445)					177,602,259

	Interest rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT TERM INVESTMENT – 0.00%
Variable Demand Notes – 0.00%
Utilities
Appling Co Dev – GA Power	–	–	–	–	–	–
$—
Total Investments in Municipal Bonds 100.33% (cost $174,634,445)						$177,602,259

Liabilities in Excess of Cash and Other Assets (0.33%)						(585,615)

Net Assets 100.00%						177,016,644

AMT	Income from this security may be subject to Alternative Minimum Tax.

COP	Certificates of Participation.

CPI	Consumer Price Index: Rate fluctuate based on CPI.

LIBOR	London Interbank Offered Rate.

MUNIPSA	SIFMA Municipal Swap Index Yield.

NR	Not Rated.

TCRS	Transferable Custodial Receipts.

#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2018.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

(a)	Unaudited.

(b)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the

See Notes to Pro Forma Combined Financial Statements

18

residual interest certificates. These securities serve as collateral in a financing transaction. See Note 3(e) for details of Municipal Bonds Held in Trust.
(c)	Variable rate is fixed to float: Rate remains fixed until designated future date.

(d)	Securities purchased on a when-issued basis (See Note 3(g)).

(e)	This investment has been rated by Fitch IBCA.

(f)	Defaulted security (non-income producing security).

(g)

The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.

(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

(i)

Level 3 Investment as described in Note 3(f) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AMBAC AMBAC Assurance Corporation

AGC Assured Guaranty Corporation

AGM Assured Guaranty Municipal Corporation

BAM Build America Mutual

FGIC Financial Guaranty Insurance Company

NPFGC National Public Finance Guarantee Corporation

See Notes to Pro Forma Combined Financial Statements

19

AMT FREE MUNICIPAL BOND FUND

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$–	$–	$–
Housing	–	–	–	–
Lease Obligations	–	–	–	–
Special Tax	–	–	–	–
Remaining Industries	–	177,602,259	–	–
Short-Term Investments
Variable Rate Demand Notes	–	–	–	–

Total	$–	$177,602,259	$–	$177,602,259

Liabilities
Trust Certificates(4)	$–	$–	$–	$–

Total	$–	$–	$–	$–

Other Financial Instruments

Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	–	–	–	–

Total	$–	$–	$–	$–

(1)	Refer to Note 3(f) for a description of fair value measurements and the three-tier hierarchy of inputs.

(2)

See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.

(4)	Refer to Note 3(e) for a description of Municipal Bonds Held in Trust.

See Notes to Pro Forma Combined Financial Statements

20

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 100.13%
Corporate Backed 6.10%
CA Poll Ctl – Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$8,750	$9,023,525
CA Poll Ctl – Waste Mgmt AMT	4.30%	7/1/2040	A-	2,575	2,672,618
Chandler AZ IDR – Intel Corp AMT	2.70%#(c)	12/1/2037	A+	7,250	7,217,085
Columbus Co Ind Facs – Intl Paper	5.70%	5/1/2034	BBB	2,165	2,284,465
Courtland IDB – Intl Paper	–	–	–	–	–
Gloucester Co Poll Ctl – Logan AMT	5.00%	12/1/2024	BBB-	1,000	1,068,740
Houston Arpt – United Airlines AMT	5.00%	7/15/2028	BB	2,400	2,679,144
IA Fin Auth – Iowa Fertilizer Co	5.25%	12/1/2025	B	3,000	3,196,260
IL Fin Auth – Leafs Hockey Club(f)	6.00%	3/1/2037	NR	1,550	372,000
IL State GO	5.00%	12/1/2036	Baa3	6,700	6,948,905
LA Env Facs – Westlake Chem	3.50%	11/1/2032	BBB	11,800	11,441,516
LA Env Facs – Westlake Chem	–	–	–	–	–
Love Field Arpt – Southwest Airlines AMT	5.00%	11/1/2028	A3	2,775	2,977,769
Love Field Arpt – Southwest Airlines	–	–	–	–	–
MA Port Auth – Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,504,747
MD EDC – Chesapeake Bay Hyatt(f)	5.00%	12/1/2016	NR	855	563,231
National Fin Auth NH – Covanta†	–	–	–	–	–
National Fin Auth NH – Covanta AMT†	4.875%	11/1/2042	B1	5,000	5,009,100
Niagara Area Dev Corp – Covanta AMT†	4.75%	11/1/2042	B1	5,000	5,003,850
NJ EDA – Goethals Brdg AMT	5.00%	7/1/2022	BBB-	1,650	1,793,534
NJ EDA – Goethals Brdg AMT	5.00%	1/1/2024	BBB-	1,500	1,663,800
NY Energy RDA – NYSEGC	–	–	–	–	–
NY Liberty Dev Corp – 3 WTC†	–	–	–	–	–
NY Liberty Dev Corp – 3 WTC†	–	–	–	–	–
NYC Cap Res – Arthur Mgmt	7.00%	8/1/2025	NR	6,255	6,405,808
NYC IDA – TRIPS AMT	5.00%	7/1/2028	BBB	5,980	6,339,637
OH Air Quality – Pratt Paper AMT†	4.50%	1/15/2048	NR	2,000	2,044,080
Onondaga Co IDA – Bristol Meyers AMT	5.75%	3/1/2024	A+	5,100	5,881,218
PA Econ Dev – US Airways	7.50%	5/1/2020	BB-	1,500	1,604,595
PA Econ Dev – US Airways	8.00%	5/1/2029	BB-	1,475	1,585,817
Phenix City IDB – Meadwestvaco	3.625%	5/15/2030	BBB	1,750	1,726,253
Richland Co Env Impt – Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	6,989,971
Rockdale Co Dev Auth – Pratt Paper AMT†	4.00%	1/1/2038	NR	800	794,648
Salem Co Poll Ctl – Chambers AMT	5.00%	12/1/2023	BBB-	5,145	5,476,441
Selma IDB – Intl Paper	6.25%	11/1/2033	BBB	3,230	3,375,964
Syracuse IDA – Carousel Ctr AMT	5.00%	1/1/2034	Baa1	7,500	8,020,950
VA Small Bus Fing – Covanta AMT†	5.00%#(c)	1/1/2048	B	210	215,061
Valparaiso Facs – Pratt Paper AMT	7.00%	1/1/2044	NR	2,000	2,321,320
Warren Co – Intl Paper	–	–	–	–	–
WI Pub Fin Auth – Celanese†	–	–	–	–	–
West Pace Coop Dist(f)	9.125%	5/1/2039	NR	4,900	2,842,000	(i)

Total					121,044,052

See Notes to Pro Forma Combined Financial Statements

21

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education 4.63%
Build NYC Res Corp – CUNY
Build NYC Res Corp – NY Law	4.00%	7/1/2045	BBB-		$2,445	$2,266,588
CA Ed Facs – Stanford Univ	5.00%	5/1/2045	AAA		5,505	6,948,246
CA Fin Auth – Emerson Clg	6.00%	1/1/2042	BBB+		1,875	2,115,919
CA Sch Fin Auth – Green Dot Schs†	5.00%	8/1/2045	NR		1,250	1,313,325
Chicago Brd Ed	5.00%	12/1/2044	B+		1,500	1,527,510
Chicago Brd Ed	5.00%	12/1/2046	B+		3,000	3,050,550
Davie Edu Facs – Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,393,917
DE EDA – DE State Univ (AGM)	–	–	–		–	–
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,316,160
Dutchess Co LDC – Anderson Ctr	6.00%	10/1/2030	BB+		825	845,848
FL HI Ed – Nova Southeastern Univ	5.00%	4/1/2033	A-		1,000	1,098,860
FL HI Ed – Nova Southeastern Univ	5.00%	4/1/2035	A-		1,250	1,364,950
FL HI Ed – Nova Southeastern Univ	–	–	–		–	–
FL HI Ed – Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,177,060
Fulton Co Dev – Tuff/Atlanta Hsg	–	–	–		–	–
Hempstead Town LDC – Adelphi Univ	–	–	–		–	–
IL Fin Auth – IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,050,903
IL Fin Auth – IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,901,387
IL Fin Auth – IL Inst of Tech	–	–	–		–	–
IL Fin Auth – IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,724,450
IL Fin Auth – IL Inst of Tech	6.25%	2/1/2019	Baa3		590	596,868
IL Fin Auth – IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,007,240
IL Fin Auth – Univ Chicago	4.00%	10/1/2049	Aa2		5,000	5,002,050
MA DFA – Suffolk Univ	5.00%	7/1/2032	Baa2		2,000	2,217,900
MA DFA – Suffolk Univ	5.00%	7/1/2033	Baa2		1,100	1,215,489
MA DFA – Suffolk Univ	5.00%	7/1/2034	Baa2		900	990,945
NY Dorm – Barnard Clg	5.00%	7/1/2035	A1		2,400	2,681,784
NY Dorm – Cornell Univ	–	–	–		–	–
NY Dorm – Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,469,000
NY Dorm – NYU	5.00%	7/1/2030	Aa2		2,155	2,389,572
NY Dorm – NYU	5.00%	7/1/2031	Aa2		4,215	4,667,859
NY Dorm – Pace Univ	–	–	–		–	–
NY Dorm – Pace Univ	–	–	–		–	–
NY Dorm – SUNY	5.00%	7/1/2035	Aa2		2,100	2,245,992
NY Dorm – Touro Clg	5.00%	1/1/2047	BBB-	(e)	5,000	5,327,250
NY Dorm – Touro Clg	5.50%	1/1/2039	BBB-	(e)	2,450	2,669,667
NYC IDA – Yankee Stadium (AG)	Zero Coupon	3/1/2030	AA		8,000	5,377,840
PA Hi Ed – St Josephs Univ	–	–	–		–	–
Univ of CT	5.25%	11/15/2047	AA-		7,000	7,820,820
Univ of North Carolina – Wilmington	5.00%	6/1/2037	A1		6,340	7,015,717

Total						91,791,666

Financial Services 0.37%
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,000	4,906,450
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2031	Aaa		2,500	2,479,375

Total						7,385,825

See Notes to Pro Forma Combined Financial Statements

22

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 17.65%
Atlantic City Brd Ed (AGM)	–	–	–	$–	$–
Atlantic City GO (BAM)	5.00%	3/1/2032	AA	300	333,468
Beaverton Sch Dist	5.00%	6/15/2036	AA+	7,100	8,086,900
Bellwood GO	6.15%	12/1/2032	A	2,765	3,108,026
CA State GO	4.00%	9/1/2037	AA-	5,000	5,270,450
CA State GO	5.00%	2/1/2033	AA-	10,000	10,857,200
CA State GO	5.00%	8/1/2038	AA-	3,300	3,742,629
CA State GO	5.25%	9/1/2024	AA-	5,000	5,487,450
CA State GO	5.25%	8/1/2032	AA-	7,500	8,695,500
CA State GO	–	–	–	–	–
CA State GO	5.50%	3/1/2040	AA-	9,250	9,694,925
CA State GO	5.60%	3/1/2036	AA-	7,330	7,705,369
CA State GO	6.50%	4/1/2033	AA-	6,145	6,283,017
Chicago Brd Ed	5.00%	12/1/2029	B+	2,000	2,090,700
Chicago Brd Ed	5.00%	12/1/2030	B+	2,070	2,158,700
Chicago Brd Ed	5.00%	12/1/2031	B+	1,000	1,039,540
Chicago Brd Ed	–	–	–	–	–
Chicago Brd Ed	6.50%	12/1/2046	B+	1,000	1,135,310
Chicago Brd Ed†	7.00%	12/1/2046	B+	1,200	1,431,120
Chicago GO	5.00%	1/1/2034	BBB+	3,150	3,232,278
Chicago GO	5.00%	1/1/2034	BBB+	5,000	5,191,050
Chicago GO	–	–	–	–	–
Chicago GO	5.00%	1/1/2026	BBB+	4,950	5,365,354
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,403,999
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,066,400
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,571,072
Chicago GO	5.50%	1/1/2042	BBB+	250	265,280
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,305,600
Chicago GO	–	–	–	–	–
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,065,060
Chicago GO	–	–	–	–	–
Chicago GO	6.00%	1/1/2038	BBB+	17,830	20,099,224
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,047,937
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,116,410
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,393,810
Cook Co GO	5.00%	11/15/2034	AA-	500	551,845
Cook Co GO	5.00%	11/15/2035	AA-	1,000	1,100,730
Cook Co GO	–	–	–	–	–
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,902,900
CT State GO	4.00%	4/15/2037	A1	2,000	1,999,980
CT State GO	4.00%	6/15/2037	A1	775	773,954
CT State GO	5.00%	6/15/2032	A1	1,000	1,112,010
CT State GO	5.00%	6/15/2033	A1	1,250	1,384,625
CT State GO	5.00%	6/15/2038	A1	1,000	1,085,570
CT State GO(b)	5.00%	12/1/2022	AA	10,000	10,549,750
CT State GO(b)	5.00%	12/1/2023	AA	10,000	10,549,750
Delaware Co IDA – Covanta	–	–	–	–	–
Essex Co Impt Auth – Covanta AMT†	5.25%	7/1/2045	BB-	4,000	4,027,520
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	6,500	6,365,450

See Notes to Pro Forma Combined Financial Statements

23

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

HI State GO(b)	5.00%	8/15/2030	AA	$10,000	$10,865,900
Hudson Co Impt Auth – Solid Waste GTD	–	–	–	–	–
IL State GO	4.00%	6/1/2034	BBB-	2,250	2,112,345
IL State GO	5.00%	11/1/2028	BBB-	7,795	8,219,360
IL State GO	5.00%	1/1/2033	BBB-	3,500	3,575,425
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,107,820
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,663,540
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,401,066
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,660,514
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,636,196
IL State GO	5.50%	7/1/2033	BBB-	9,020	9,607,202
IL State GO	–	–	–	–	–
Irvine USD – Spl Tax (BAM)	–	–	–	–	–
Kendall Kane & WIll Co CUSD #308	–	–	–	–	–
King Co Pub Hsp – Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,708,900
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,670,916
MA State GO
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,475,383
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,786,580
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,660	4,782,138
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	4,151,113
NYC GO	5.00%	8/1/2027	AA	6,000	6,681,240
PA State GO	4.00%	3/1/2037	Aa3	4,215	4,277,761
PA State GO	4.00%	3/1/2038	Aa3	4,500	4,556,295
PA State GO	4.00%	9/15/2030	Aa3	10,000	10,500,300
Philadelphia GO	5.00%	8/1/2036	A	8,400	9,282,420
Philadelphia GO	5.00%	8/1/2037	A	3,150	3,465,914
Philadelphia GO	5.25%	7/15/2031	A	1,400	1,546,370
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,305,970
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,099,940
Philadelphia Sch Dist	5.00%	9/1/2037	A2	800	868,472
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,083,460
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,225,312
Pittsburgh GO (BAM)	5.00%	7/1/2044	NR	5,400	5,969,754
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,293,481
PR Comwlth GO(f)	–	–	–	–	–
PR Comwlth GO(f)	–	–	–	–	–
PR Comwlth GO(f)	5.50%	7/1/2039	Ca	3,000	1,740,000
PR Pub Bldg Auth GTD (AGC)	–	–	–	–	–
San Francisco Arpt AMT	5.25%	5/1/2042	A+	4,000	4,518,040
St Pub SBA – Philadelphia Sch Dist	–	–	–	–	–
St Pub SBA – Philadelphia Sch Dist	–	–	–	–	–
Stockton USD (AGM)	–	–	–	–	–
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA	5,000	5,691,550
Sweetwater UHSD (BAM)	–	–	–	–	–
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA	5,000	5,538,450
Union Co Util Auth – Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,243,200
WI PFA – Boynton	5.00%	9/1/2030	AA	1,215	1,351,323

See Notes to Pro Forma Combined Financial Statements

24

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Yosemite CCD	–	–	–		$–	$–
Yosemite CCD	–	–	–		–	–

Total						350,311,512

Health Care 15.32%
Abag Fin Auth – Sharp Hlthcare	–	–	–		–	–
Abag Fin Auth – Sharp Hlthcare	–	–	–		–	–
AL PFA – AL Proton Therapy†	6.85%	10/1/2047	NR		2,160	2,076,084
Alleghany Co Hsp – Allegheny Hlth	4.00%	4/1/2044	A		7,500	7,312,500
Allen Co Hsp – Catholic Hlth Ptnrs	5.00%	5/1/2033	A+		7,065	7,593,391
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	3,126,210
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,100	2,181,585
Athens Clarke Co Dev – Catholic Hlth E	–	–	–		–	–
CA Muni Fin – Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,500	2,721,700
CA Statewide – Beverly	5.00%	2/1/2045	BBB-		5,000	5,345,300
CA Hlth – Sutter Hlth	4.00%	11/15/2042	AA-		2,000	2,033,600
CA Hlth – Sutter Hlth	5.25%	8/15/2031	AA-		4,500	4,883,445
CA Stwde – Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,476,887
CA Stwde – Huntington Memorial Hosp	4.00%	7/1/2048	A-		4,000	4,028,760
CA Stwde – John Muir Hlth	4.00%	12/1/2057	A+		2,250	2,255,602
CA Stwde – Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		6,875	7,386,431
CA Stwde – Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		6,750	7,284,802
CA Stwde – So Cal Presbyterian†	–	–	–		–	–
Cass Co – Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,173,400
CO Hlth Facs – Boulder Cmnty Hsp	–	–	–		–	–
CO Hlth Facs – Catholic Hlth	–	–	–		–	–
CO Hlth Facs – Catholic Hlth	–	–	–		–	–
CT Hlth & Ed – Hartford Hlthcare	–	–	–		–	–
CT Hlth & Ed – Yale New Haven Hsp	–	–	–		–	–
Cumberland Co Mun Auth – Asbury	–	–	–		–	–
Cumberland Co Mun Auth – Asbury	–	–	–		–	–
Cumberland Co Mun Auth – Diakon Lutheran	–	–	–		–	–
Cumberland Co Mun Auth – Diakon Lutheran	6.125%	1/1/2029	BBB+	(e)	100	100,831
Cuyahoga Co Hsp – Metrohealth	5.50%	2/15/2052	NR		8,075	8,749,666
Cuyahoga Co Hsp – Metrohealth	5.50%	2/15/2057	NR		4,750	5,129,525
DeKalb Co Hsp – Children’s Hlthcare	–	–	–		–	–
Denver Hlth & Hsp Auth	2.655% (3 Mo. LIBOR * .67 + 1.10%)#	12/1/2033	BBB		4,745	4,531,855
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	741,090
Fairview Health Services(d)	5.00%	11/15/2049	A+		5,400	5,924,772
Franklin Co Hlth – OPRS Cmntys	6.125%	7/1/2040	BBB	(e)	4,400	4,750,680
Flint Hsp Bldg Auth – Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,596,855

See Notes to Pro Forma Combined Financial Statements

25

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Gainesville & Hall Co Hsp – NE GA Hlth GTD	5.50%	8/15/2054	AA-		$4,825	$5,453,746
Greenville Hlth Sys	5.00%	5/1/2034	A1		3,970	4,332,461
Guadalupe Co – Seguin City Hospital	5.00%	12/1/2045	BB		1,500	1,503,480
IL Fin Auth – Centegra Hlth	–	–	–		–	–
IN Fin Auth – Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,613,010
IL Fin Auth – Memorial Hlth Sys	–	–	–		–	–
IL Fin Auth – Northwestern Mem Hsp(b)	5.75%	1/1/2026	AA+		2,500	2,578,975
Kirkwood IDA – Aberdeen Hts	8.00%	5/15/2021	NR		595	637,638
Kirkwood IDA – Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,172,357
LA PFA – Ochsner Clinic	6.25%	5/15/2031	A3		8,090	8,941,068
La Verne COP – Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(e)	1,350	1,407,172
MA DFA – Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,097,258
MA DFA – CareGroup	5.00%	7/1/2048	A-		4,000	4,313,320
MA DFA – Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,030,550
MA Hlth & Ed – Catholic Hlth E	–	–	–		–	–
Martin Co Hlth – Martin Mem Med	–	–	–		–	–
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	3,000	3,203,790
Mayo Clinic(d)	4.00%	11/15/2048	AA		13,950	14,116,005
MD Hlth & HI Ed – Adventist	5.50%	1/1/2046	Baa3		9,000	9,880,200
MD Hlth & HI Ed – Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		4,275	4,571,386
MD Hlth & Hi Ed – Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,129,177
MD Hlth & HI Ed – Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,424,452
MD Hlth & HI Ed – Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,410,875
ME Hlth & Hi Ed – MaineGeneral Hlth	–	–	–		–	–
ME Hlth & Hi Ed – MaineGeneral Hlth	–	–	–		–	–
ME Hlth & Hi Ed – MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,267,676
Meadville Med Center	6.00%	6/1/2046	NR		790	837,139
Meadville Med Center	6.00%	6/1/2051	NR		930	982,471
Mesquite Hlth – Christian Care Ctrs	5.125%	2/15/2042	BB+	(e)	1,000	1,028,500
Montgomery Co IDA – ACTS Retirement	5.00%	11/15/2024	A-	(e)	3,150	3,391,353
Montgomery Co IDA – ACTS Retirement	5.00%	11/15/2025	A-	(e)	1,300	1,394,965
Montgomery Co Hlth – Catholic Hlth	–	–	–		–	–
Montgomery Co IDA – Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,769,360
Montgomery Co IDA – Whitemarsh	–	–	–		–	–
MT St Fac Fin Auth – Kalispell Med Ctr	5.00%	7/1/2043	Baa2		3,600	3,840,048
MT St Fac Fin Auth – Kalispell Med Ctr	5.00%	7/1/2048	Baa2		5,180	5,504,061
Muskingum Co Hsp – Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,572,925
Nassau Co LEAC – Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,095,410
Nassau Co LEAC – Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	633,111

See Notes to Pro Forma Combined Financial Statements

26

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Nassau Co LEAC – Catholic Hlth Svcs	5.00%	7/1/2031	A-		$1,620	$1,761,248
Nassau Co LEAC – Catholic Hlth LI	–	–	–		–	–
New Hope Ed Facs – Legacy Midtown Project	–	–	–		–	–
NJ Hlth – Univ Hosp (AGM)	–	–	–		–	–
NY Dorm – Montefiore	4.00%	8/1/2036	BBB		1,650	1,653,927
NY Dorm – Montefiore	4.00%	8/1/2037	BBB		650	646,568
NY Dorm – Montefiore	4.00%	8/1/2038	BBB		900	891,441
NY Dorm – Montefiore	5.00%	8/1/2033	BBB		900	1,007,460
NY Dorm – Montefiore	5.00%	8/1/2034	BBB		500	557,500
NY Dorm – Montefiore	5.00%	8/1/2035	BBB		900	999,558
NY Dorm – Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,435,382
NY Dorm – Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,086,290
NY Dorm – Orange Regl Med Ctr†	–	–	–		–	–
NY Dorm – Orange Regl Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,391,806
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,492,424
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	5,837,795
OK DFA – OU Med	5.50%	8/15/2052	Baa3		2,700	2,992,572
OK DFA – OU Med	5.50%	8/15/2057	Baa3		3,600	3,974,760
Palomar Hlth	5.00%	11/1/2036	BBB		4,025	4,343,699
Pell City Spl Care Facs – Noland Hlth	5.00%	12/1/2031	A		4,845	5,182,115
Philadelphia Hsps – Temple Univ Hlth	5.00%	7/1/2032	BBB-		850	923,942
Philadelphia Hsps – Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,195,204
Philadelphia Hsps – Temple Univ Hlth	–	–	–		–	–
Pulaski Co Pub Facs – Baptist Hlth	5.00%	12/1/2039	A+		5,750	6,210,977
Rockville Eco Dev – Ingleside at King Farm	5.00%	11/1/2042	BB	(e)	750	803,070
Rockville Eco Dev – Ingleside at King Farm	5.00%	11/1/2047	BB	(e)	675	720,124
San Buenaventura – Cmnty Mem Hlth	–	–	–		–	–
Tarrant Co Cultural – Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,516,395
Tempe IDA – ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,254,132
UCal Med Ctr	5.25%	5/15/2038	AA-		660	735,346
Upland COP – San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,489,750
VT Ed & Hlth – Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	4,975,605
WA Hlth Care – Overlake Hsp	5.00%	7/1/2038	A		4,000	4,314,040
Ward Co Hlth Facs – Trinity Hlth	5.00%	6/1/2048	BBB-		2,110	2,253,206
Westchester CO Hlth Care	–	–	–		–	–
Westchester CO Hlth Care	–	–	–		–	–
WI Hlth & Ed – Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	7,444,371
WI PFA – MD Proton†	6.125%	1/1/2033	NR		1,500	1,532,205
WI PFA – MD Proton†	6.375%	1/1/2048	NR		1,000	1,021,930
WI Hlth & Ed – Sauk-Prairie Mem Hsp	–	–	–		–	–
WV Hsp – Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	1,800,360

Total						303,984,112

See Notes to Pro Forma Combined Financial Statements

27

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Housing 1.10%
Alachua Co Hlth – Oak Hammock	–	–	–		$–	$–
CA Muni Fin – UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,505,288
CA Muni Fin – Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	599,429
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,203,550
HI Hsg Fin & Dev – Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,042,980
IL Fin Auth – CHF – UIC	5.00%	2/15/2047	BBB-		900	962,442
IL Fin Auth – CHF – UIC	5.00%	2/15/2050	BBB-		1,500	1,598,310
LA HFA – GMF-LA Chateau	8.00%	9/1/2039	CCC+		1,345	1,289,707	(i)
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,303,387
Phoenix IDA – ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000	1,087,580
Phoenix IDA – ASU Std Hsg	–	–	–		–	–
Toledo/Lucas Port Auth – Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,038,340
Toledo/Lucas Port Auth – Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,184,741
Toledo/Lucas Port Auth – Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,027,040

Total						21,842,794

Lease Obligation 6.46%
CA Pub Wks – Various Cap Proj	–	–	–		–	–
CA Pub Wks – Judicial Council	5.00%	12/1/2028	A+		5,600	6,108,816
CA Pub Wks – Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,713,250
CA Pub Wks – Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,237,120
CA Pub Wks – Various Cap Proj	–	–	–		–	–
Delano Earlimart Irrigation Dist COP	–	–	–		–	–
Erie Co IDA – Buffalo Sch Dist	5.00%	5/1/2026	AA		5,275	5,878,566
Erie Co IDA – Buffalo Sch Dist	5.25%	5/1/2028	AA		7,000	7,554,610
Essex Co Impt Auth – Newark	–	–	–		–	–
Houston Co Coop Dist – Country Crossing(f)	12.50%	6/7/2013	NR		1,768	247,520	(i)
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,789,800
IL Sports Facs Auth (AGM)	–	–	–		–	–
IN Fin Auth – OH River Brdgs AMT	5.00%	7/1/2035	BBB+		6,500	6,928,545
IN Fin Auth – OH River Brdgs AMT	5.00%	7/1/2040	BBB+		3,000	3,181,620
IN Fin Auth – OH River Brdgs AMT	5.00%	7/1/2044	BBB+		3,145	3,325,554
IN Fin Auth – Stadium	5.25%	2/1/2032	AA+		4,500	5,162,850
KY Ppty & Bldgs Commn – Proj #112	5.00%	11/1/2026	A1		5,000	5,682,000
Los Angeles USD COP	–	–	–		–	–
NJ Ed Facs – Higher Ed	4.00%	9/1/2029	BBB+		5,445	5,490,575
NJ EDA – Bldgs	–	–	–		–	–
NJ EDA – Bldgs	5.00%	6/15/2047	BBB+		5,475	5,797,532
NJ EDA – Goethals Brdg AMT	5.625%	1/1/2052	BBB-		7,500	8,182,350
NJ EDA – Sch Facs	3.16% (MUNIPSA* 1 + 1.60%)#	3/1/2028	BBB+		4,625	4,579,166
NJ EDA – Sch Facs	5.00%	6/15/2042	A-	(e)	4,500	4,776,750

See Notes to Pro Forma Combined Financial Statements

28

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

NJ EDA – Sch Facs	5.00%	3/1/2028	BBB+		$3,845	$4,090,196
NJ EDA – Sch Facs	–	–	–		–	–
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+		4,425	4,843,738
NJ Trans Trust Fund	5.00%	6/15/2030	A+		3,000	3,307,770
NJ Trans Trust Fund	5.00%	6/15/2031	A+		2,400	2,634,312
NJ Trans Trust Fund	5.00%	6/15/2042	BBB+		2,215	2,288,095
NJ Trans Trust Fund	–	–	–		–	–
NJ Trans Trust Fund	–	–	–		–	–
NYC TFA – Bldg Aid	5.00%	7/15/2030	AA		10,000	10,935,300
NYC TFA – Bldg Aid	5.00%	7/15/2031	AA		6,000	6,558,900
NYC TFA – Bldg Aid	–	–	–		–	–
PA COPS	5.00%	7/1/2043	A2		1,175	1,275,192
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	Aa3		3,150	3,616,452

Total						128,186,579

Other Revenue 5.73%
Apache Co Poll Ctl – Tucson Elec	4.50%	3/1/2030	A-		8,165	8,635,631
Arlington Hi Ed Fin Corp – Arlington Classics	7.65%	8/15/2040	BBB-		5,750	6,155,145
Baker Correctional Dev	8.50%	2/1/2030	NR		3,400	2,825,264
Brooklyn Arena LDC – Barclays Ctr	5.00%	7/15/2030	BBB-		2,340	2,595,785
CA Infra & Econ Dev – Acad Motion Pict	5.00%	11/1/2041	Aa2		2,500	2,758,725
CA Infra & Econ Dev – Gladstone Inst	5.25%	10/1/2034	A-		8,100	8,722,404
CA Sch Fin Auth – Green Dot Charter†(d)	5.00%	8/1/2048	Baa3		1,400	1,501,402
City of Miami Beach – Parking Revs (BAM)	5.00%	9/1/2040	AA		2,000	2,204,700
Cleveland Arpt	5.00%	1/1/2030	A		2,000	2,131,740
Clifton Higher Ed – IDEA Pub Schs	–	–	–		–	–
Clifton Higher Ed – IDEA Pub Schs	6.00%	8/15/2043	BBB+		1,000	1,101,110
DC Rev – Friendship Pub Chtr Sch	–	–	–		–	–
DC Rev – Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB		1,500	1,606,275
DC Rev – KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,168,400
DC Rev – KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,168,400
Denver Conv Ctr	5.00%	12/1/2034	Baa2		1,000	1,105,670
FL DFC – Renaissance Chtr Sch	7.625%	6/15/2041	BB	(e)	5,500	5,967,280
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA		900	1,031,202
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA		900	1,027,071
Grand River Hosp Dist (AGM)	5.25%	12/1/2037	AA		900	1,018,053
HI Dept Budget – Hawaiian Electric AMT	3.25%	1/1/2025	Baa2		3,250	3,257,215
Houston Hi Ed – Cosmos Fndtn	–	–	–		–	–
Houston HI Ed – Cosmos Fndtn	–	–	–		–	–
Houston HI Ed – Cosmos Fndtn	–	–	–		–	–
IL Fin Auth – Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,567,058
IN Fin Auth – Drexel Foundation	7.00%	10/1/2039	B		1,250	1,259,762
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3		6,645	7,360,534
La Vernia Hi Ed – Life Schools of Dallas	–	–	–		–	–

See Notes to Pro Forma Combined Financial Statements

29

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Long Beach Nat Gas – ML	3.00% (3 Mo. LIBOR* .67 + 1.45%)#	11/15/2027	A-	$9,000	$9,062,910
Lower AL Gas Dist – Goldman Sachs	5.00%	9/1/2046	A3	5,000	5,845,350
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+	11,000	11,828,300
MI Pub Ed – Bradford Admy	8.75%	9/1/2039	NR	2,250	1,751,985
Middlesex Co Impt Auth – Heldrich Ctr(f)	6.125%	1/1/2025	NR	1,250	13,125
Middlesex Co Impt Auth – Heldrich Ctr(f)	6.25%	1/1/2037	NR	1,700	17,850
NJ EDA – Team Academy	6.00%	10/1/2043	BBB	3,500	3,801,035
NYC Cultural – Whitney Museum	–	–	–	–	–
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	A3	7,000	7,000,070
Selma IDB – Intl Paper	–	–	–	–	–
TX Muni Gas Acq & Supply – Macquarie	5.00%	12/15/2031	A3	3,995	4,283,639

Total					113,773,090

Special Tax 3.20%
Allentown Neighborhood Impt	–	–	–	–	–
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba1	1,845	1,991,733
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3	4,300	4,447,791
Aurora TIF – East River	6.75%	12/30/2027	NR	700	703,850
CT Spl Tax – Trans Infra	5.00%	8/1/2034	AA	3,600	3,918,528
CT Spl Tax – Trans Infra	5.00%	1/1/2037	AA	6,300	6,899,886
CT Spl Tax – Trans Infra	5.00%	1/1/2038	AA	4,500	4,913,820
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	4,545	2,181,600
Gramercy Farms Cmnty Dev Dist(f)	5.25%	5/1/2039	NR	1,340	13
Houston Co Coop Dist – Country Crossing(f)	10.00%	5/1/2039	NR	5,000	550,000	(i)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,728,700
Irvine CFD – Great Park	5.00%	9/1/2044	NR	500	536,700
Millsboro Spl Oblig – Plantation Lakes	5.45%	7/1/2036	NR	1,936	1,721,685
NJ EDA – Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,680,190
NYC IDA – Yankee Stadium (NPFGC)(FGIC)	3.81% (CPI Based)#	3/1/2024	Baa1	4,500	4,504,500
Orange Co CFD	–	–	–	–	–
PA COPS	4.00%	7/1/2046	A2	2,375	2,324,175
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,000	1,129,580
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,575,700
Riverside RDA – Housing~	Zero Coupon	10/1/2041	A	11,195	13,190,733
San Francisco Redev – Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,119,350
San Francisco Redev – Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,567,090
San Jose Spl Tax – Conv Ctr	–	–	–	–	–
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3	625	625,537
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3	2,500	2,502,000

See Notes to Pro Forma Combined Financial Statements

30

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Stone Canyon CID(f)	5.70%	4/1/2022	NR		$1,000	$280,000
Stone Canyon CID(f)	5.75%	4/1/2027	NR		1,300	364,000

Total						63,457,161

Tax Revenue 4.19%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+		3,300	3,520,605
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+		1,950	2,074,936
Chicago Brd Ed – CIT	5.00%	4/1/2042	A(e	)	1,800	1,924,578
Chicago Brd Ed – CIT	5.00%	4/1/2046	A(e	)	2,050	2,185,792
Cook Co Sales Tax	4.00%	11/15/2034	AAA		3,000	3,073,710
Hudson Yards	–	–	–		–	–
MA Sch Bldg Auth – Sales Tax(b)	5.00%	2/1/2028	AA+		20,000	21,550,000
Met Pier & Expo Auth – McCormick Place	5.50%	6/15/2053	BB+		4,150	4,474,032
Met Pier & Expo Auth – McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,145	912,019
Met Pier & Expo Auth – McCormick Place (AGM)	–	–	–		–	–
Met Pier & Expo Auth – McCormick Place TCRS (BAM)	–	–	–		–	–
Met Pier & Expo Auth – McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	Baa2		10,000	5,830,600
Met Pier & Expo Auth – McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	Baa2		20,000	8,464,400
Met Pier & Expo Auth – McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	Baa2		15,000	5,987,700
NJ EDA – Cigarette Tax	5.00%	6/15/2023	BBB+		2,065	2,215,373
NJ EDA – Cigarette Tax	5.00%	6/15/2025	BBB+		1,000	1,066,660
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3		2,500	2,754,275
NY UDC – PIT	–	–	–		–	–
NYC TFA – Future Tax	4.00%	5/1/2037	AAA		2,700	2,779,056
NYC TFA – Future Tax	–	–	–		–	–
NYC TFA – Future Tax	–	–	–		–	–
PR Corp Sales Tax(f)	5.00%	8/1/2043	Ca		5,130	2,526,525
PR Corp Sales Tax(f)	–	–	–		–	–
PR Corp Sales Tax(f)	5.50%	8/1/2040	Ca		5,580	2,748,150
PR Corp Sales Tax(f)	–	–	–		–	–
PR Corp Sales Tax(f)	6.125%	8/1/2029	Ca		2,000	985,000
San Jose Spl Tax – Conv Ctr	–	–	–		–	–
San Jose Spl Tax – Conv Ctr	6.125%	5/1/2031	A		4,190	4,596,975
San Jose Spl Tax – Conv Ctr	–	–	–		–	–
Sonoma Marin Area Rail Rmkt	–	–	–		–	–
Yorba Linda Redev Agy	6.00%	9/1/2026	NR		1,145	1,277,442
Yorba Linda Redev Agy	6.50%	9/1/2032	NR		2,000	2,259,560

Total						83,207,388

Tobacco 4.30%
Buckeye Tobacco	5.875%	6/1/2047	B-		5,000	5,000,000
Buckeye Tobacco	Zero Coupon	6/1/2047	NR		18,000	1,500,300
Buckeye Tobacco	–	–	–		–	–
Buckeye Tobacco	5.125%	6/1/2024	B-		9,560	9,479,314

See Notes to Pro Forma Combined Financial Statements

31

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Buckeye Tobacco	5.75%	6/1/2034	B-		$2,835	$2,835,000
Golden St Tobacco	5.00%	6/1/2029	BBB		2,500	2,821,900
Golden St Tobacco	–	–	–		–	–
Golden St Tobacco	5.00%	6/1/2047	NR		11,505	11,786,413
Golden St Tobacco	5.25%	6/1/2047	NR		4,375	4,539,762
MI Tob Settlement	–	–	–		–	–
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA		15,000	15,035,250
PA Tob Settlement	–	–	–		–	–
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A		3,325	3,755,288
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR		5,625	6,181,031
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		5,895	5,841,179
Tobacco Settlement Auth IA	–	–	–		–	–
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		3,175	3,354,197
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		1,975	2,171,157
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		3,195	3,194,936
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,126,980
TSASC	5.00%	6/1/2035	A-		1,140	1,242,760
TSASC	5.00%	6/1/2036	A-		570	619,624
TSASC	5.00%	6/1/2048	NR		3,700	3,754,316

Total						85,239,407

Transportation 18.55%
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000	2,213,560
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,207,100
AL Port Auth (AGM)	–	–	–		–	–
Atlanta Arpt	–	–	–		–	–
Atlanta Arpt – PFC	5.00%	1/1/2028	AA-		1,000	1,117,490
Atlanta Arpt – PFC	5.00%	1/1/2031	AA-		4,000	4,451,280
CA Muni Fin Auth – LINXS AMT	4.00%	12/31/2047	BBB+	(e)	10,250	10,110,190
Central TX Mobility Auth	5.00%	1/1/2045	BBB+		4,500	4,891,005
Central TX Mobility Auth	6.00%	1/1/2041	BBB+		10,000	10,830,600
Central TX Tpk	5.00%	8/15/2033	BBB+		4,550	4,919,141
Central TX Tpk	–	–	–		–	–
Charlotte Arpt	–	–	–		–	–
Chicago O’Hare Arpt	–	–	–		–	–
Chicago O’Hare Arpt – TRIPS AMT	5.00%	7/1/2048	BBB		2,500	2,689,550
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	297,478
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	987,291
Delaware River Port Auth	–	–	–		–	–
Delaware River Port Auth	5.00%	1/1/2034	A		7,200	7,956,576
Denver City & Co Arpt	4.00%	12/1/2043	A		5,000	5,028,900
DFW Arpt	–	–	–		–	–
DFW Arpt	–	–	–		–	–
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		4,200	2,480,814
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A		7,720	3,296,363
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,675,381
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2		1,000	1,084,850
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2		1,000	1,080,290
FL Tpk Auth – Dept Trans	–	–	–		–	–
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	2,467,665

See Notes to Pro Forma Combined Financial Statements

32

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Foothill / Eastern Corridor Toll Rd	–	–	–		$–	$–
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		9,000	10,386,360
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		8,000	9,215,360
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1		7,500	7,229,775
Hampton Roads Trans Commn	5.50%	7/1/2057	NR		6,000	7,028,640
Harris Co Toll Rd (The)
HI Arpt	5.00%	7/1/2034	AA-		3,000	3,143,100
HI Arpt Sys AMT	5.00%	7/1/2048	AA-		5,000	5,510,350
HI Arpts AMT	5.00%	7/1/2041	AA-		5,000	5,469,000
Houston Arpt – Continental Airlines AMT	5.00%	7/15/2035	BB		4,000	4,264,800
Houston Arpt – Continental Airlines AMT	6.625%	7/15/2038	BB		2,500	2,707,575
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	3,953,354
Los Angeles Dept Arpts – LAX	–	–	–		–	–
Los Angeles Dept Arpts – LAX AMT	5.00%	5/15/2041	AA		4,000	4,371,400
MA Port Auth AMT	4.00%	7/1/2046	AA		5,465	5,490,084
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,635,975
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,594,786
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,617,543
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,187,260
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,028,225
Met DC Arpt	–	–	–		–	–
Miami Dade Co – Rickenbacker Cswy	–	–	–		–	–
Miami Dade Co – Rickenbacker Cswy	5.00%	10/1/2030	A-		550	610,924
Miami Dade Co – Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,283,122
Miami Dade Co Aviation – MIA AMT	5.00%	10/1/2028	A		4,435	4,959,838
Miami Dade Co Aviation – MIA AMT	5.00%	10/1/2029	A		2,500	2,787,100
Miami Dade Co Aviation – MIA	–	–	–		–	–
Miami Dade Co Expwy Auth	–	–	–		–	–
Miami Dade Co Expwy Auth	–	–	–		–	–
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(e)	5,900	6,750,426
Minneapolis / St Paul Met Arpts	–	–	–		–	–
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,209,140
MTA NY	4.00%	11/15/2046	A1		4,000	4,015,720
MTA NY	5.00%	11/15/2030	A1		5,095	5,538,469
NC Tpk Auth – Triangle Exprs	5.00%	1/1/2032	BBB		1,000	1,118,760
Niagara Frontier Trsp – Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,051,840
Niagara Frontier Trsp – Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,102,800
NJ Tpk Auth	4.00%	1/1/2043	NR		5,555	5,666,767
NJ Trans Trust Fund	–	–	–		–	–
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		4,500	4,861,125
North TX Twy Auth	–	–	–		–	–
North TX Twy Auth	5.00%	1/1/2040	A+		4,350	4,670,943
NY Trans Dev Corp – Delta AMT	4.00%	1/1/2036	Baa3		3,100	3,084,562
NY Trans Dev Corp – Delta AMT	5.00%	1/1/2033	Baa3		5,000	5,517,200
NY Trans Dev Corp – Delta AMT	5.00%	1/1/2034	Baa3		2,700	2,968,164

See Notes to Pro Forma Combined Financial Statements

33

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

NY Trans Dev Corp – Delta AMT	5.00%	1/1/2036	Baa3	$2,250	$2,455,065
NY Trans Dev Corp – LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	5,150	5,433,404
NY Trans Dev Corp – LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	14,210	15,143,171
PA Tpk Commn	4.00%	12/1/2038	A3	3,425	3,378,146
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	9,999,000
PA Tpk Commn	–	–	–	–	–
Philadelphia Airport AMT	5.00%	7/1/2042	A	4,440	4,833,118
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,325	3,749,137
Port Auth NY & NJ – JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,013,150
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,477,793
Port of Portland – Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,159,180
PR Hwy & Trans Auth(f)	–	–	–	–	–
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,239,440
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,269,340
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,449,808
Sacramento Co Arpt	5.00%	7/1/2041	A	7,000	7,827,610
San Antonio Arpt (AGM)	–	–	–	–	–
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,099,678
San Diego Arpt	–	–	–	–	–
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,344,050
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,722,820
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	10,000	10,775,000
San Jose Arpt	–	–	–	–	–
San Jose Arpt	5.00%	3/1/2047	A	2,800	3,071,656
San Jose Arpt AMT	6.25%	3/1/2034	A	5,000	5,483,300
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,461,850
South Jersey Port Corp AMT	5.00%	1/1/2042	Baa1	1,500	1,607,715
St Louis Arpt – Lambert Intl Arpt	6.25%	7/1/2029	A2	3,020	3,110,721
VA Small Bus Fing – 95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,609,287
VA Small Bus Fing – 95 Express Lanes AMT	5.00%	1/1/2040	BBB	4,880	5,122,487
VA Small Bus Fing – Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,526,817
VA Small Bus Fing – Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,350,183
VA Small Bus Fing – I-66 AMT	5.00%	12/31/2052	Baa3	7,250	7,741,477
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,842,171
Wayne Co Arpt AMT	5.00%	12/1/2042	A2	1,200	1,308,552
Wayne Co Arpt AMT	5.00%	12/1/2047	A2	1,000	1,086,430
Wayne Co Arpt	–	–	–	–	–
WV Parkways Auth	4.00%	6/1/2047	AA-	4,500	4,539,375

Total					368,046,942

Utilities 12.53%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,689,870
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,250	4,697,610

See Notes to Pro Forma Combined Financial Statements

34

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Baltimore Water	5.00%	7/1/2032	AA-	$2,435	$2,716,316
Baltimore Water	5.00%	7/1/2046	AA-	10,000	11,134,200
Burke Co Dev – Oglethorpe Power	3.00%#,(c)	11/1/2045	A-	5,000	4,951,750
Casitas Muni Water Dist (BAM)	–	–	–	–	–
Central Plains – Goldman Sachs	5.00%	9/1/2032	A3	5,000	5,406,900
Central Plains – Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	12,766,435
Central Plains – Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,842,575
Chicago Wastewater	5.00%	1/1/2047	A	1,325	1,405,746
Chicago Water	5.00%	11/1/2029	A	4,560	5,095,572
Chicago Water	5.00%	11/1/2036	A	1,775	1,940,075
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,298,380
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	2,740,575
Chicago Water	5.00%	11/1/2039	A	2,600	2,759,198
Chula Vista IDR – San Diego G & E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,180,123
CO Public Auth – ML	6.50%	11/15/2038	A-	4,270	5,742,723
Compton Water	6.00%	8/1/2039	NR	5,500	5,609,450
DE EDA – NRG Energy	5.375%	10/1/2045	Baa3	9,000	9,386,100
Detroit Sewer	5.00%	7/1/2034	A	1,595	1,732,601
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,020,120
Gainesville Utility	–	–	–	–	–
Jefferson Co Sewer	–	–	–	–	–
Jefferson Co Sewer (AGM)	–	–	–	–	–
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,380,910
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	2,215	2,436,544
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	2,000	2,340,680
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	A-	5,000	5,438,700
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A-	4,000	4,336,680
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,065,456
Long Beach Nat Gas – ML	5.50%	11/15/2037	A-	5,825	7,326,335
Los Angeles USD	–	–	–	–	–
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	10,476,313
Lower Colo Riv Auth – Transmn Contract	5.00%	5/15/2040	A	2,625	2,863,849
Maricopa Co Poll Ctl – So Cal Edison Rmkt	–	–	–	–	–
Maricopa Co Poll Ctl – El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,561,950
New Orleans Water	5.00%	12/1/2034	A-	1,000	1,099,340
Norfolk Water	–	–	–	–	–
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	5,000	5,295,450
NY Env Facs – Clean Wtr & Drinking	–	–	–	–	–
NYC Muni Water	–	–	–	–	–
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	3,500	3,931,515
Paducah Electric (AGM)	5.00%	10/1/2033	AA	1,000	1,097,990
Paducah Electric (AGM)	–	–	–	–	–
Paducah Electric (AGM)	5.00%	10/1/2035	AA	1,000	1,090,730
Philadelphia Gas Works	5.00%	8/1/2029	A	1,750	1,964,638
Philadelphia Gas Works	5.00%	8/1/2030	A	1,500	1,680,045
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+	2,520	2,858,587
Philadelphia Water & Wastewater	5.00%	7/1/2030	A+	3,355	3,779,407

See Notes to Pro Forma Combined Financial Statements

35

	National Tax Free Fund (Acquiring Fund)
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Philadelphia Water & Wastewater	5.25%	10/1/2052	A+		$5,550	$6,262,120
Pima CO IDA – Tucson Elec	4.00%	9/1/2029	A-		5,040	5,238,324
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca		3,000	2,823,750
PR Aqueduct & Swr Auth	5.75%	7/1/2037	Ca		2,750	2,615,937
PR Elec Pwr Auth(f)	2.266% (3 Mo. LIBOR* .67 + .70%)#	7/1/2031	Ca		4,000	2,460,000
PR Elec Pwr Auth(f)	–	–	–		–	–
PR Elec Pwr Auth(f)	–	–	–		–	–
PR Elec Pwr Auth (AGC)	–	–	–		–	–
Salt Verde Fin Corp – Citi	5.00%	12/1/2032	BBB+		3,145	3,649,049
Salt Verde Fin Corp – Citi	5.00%	12/1/2037	BBB+		11,705	13,586,579
Salt Verde Fin Corp – Citi	5.25%	12/1/2027	BBB+		3,685	4,258,570
Southern CA Pub Pwr Auth – Goldman Sachs	3.04% (3 Mo. LIBOR * .67 + 1.47%)#	11/1/2038	A3		3,000	2,825,010
Southern CA Pub Pwr Auth – Goldman Sachs	–	–	–		–	–
TEAC – Goldman Sachs	5.625%	9/1/2026	BBB(e	)	3,000	3,399,570
Texas Water Dev Brd(d)	4.00%	10/15/2037	AAA		6,350	6,567,297
Trimble Env Facs – Louisville Gas & Elec	3.75%	6/1/2033	A1		11,250	11,186,775
TX Muni Gas Acq & Supply – Macquarie	–	–	–		–	–
TX Muni Gas Acq & Supply – Macquarie	5.00%	12/15/2028	A3		3,520	3,798,784
TX Muni Gas Acq & Supply – Macquarie	5.00%	12/15/2029	A3		9,965	10,725,628

Total						248,538,831

Total Municipal Bonds (cost $1,947,454,740)						1,986,809,359

	Interest rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT TERM INVESTMENT – 0.03%
Variable Demand Notes – 0.03%
Utilities
Appling Co Dev – GA Power (cost $500,000)	1.94%	10/1/2018	9/1/2041	A-	$500	$500,000

Total Investments in Securities 100.16% (cost $1,947,954,740)						1,987,309,359

Liabilities in Excess of Cash and Other Assets(h) (0.16%)						(3,148,109)

Net Assets 100.00%						1,984,161,250

AMT	Income from this security may be subject to Alternative Minimum Tax.

COP	Certificates of Participation.

CPI	Consumer Price Index: Rate fluctuate based on CPI.

See Notes to Pro Forma Combined Financial Statements

36

LIBOR	London Interbank Offered Rate.

MUNIPSA	SIFMA Municipal Swap Index Yield.

NR	Not Rated.

TCRS	Transferable Custodial Receipts.

#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2018.

~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

(a)	Unaudited.

(b)

Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 3(e) for details of Municipal Bonds Held in Trust.

(c)	Variable rate is fixed to float: Rate remains fixed until designated future date.

(d)	Securities purchased on a when-issued basis (See Note 3(g)).

(e)	This investment has been rated by Fitch IBCA.

(f)	Defaulted security (non-income producing security).

(g)

The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.

(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

(i)

Level 3 Investment as described in Note 3(f) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AMBAC AMBAC Assurance Corporation

AGC Assured Guaranty Corporation

AGM Assured Guaranty Municipal Corporation

BAM Build America Mutual

FGIC Financial Guaranty Insurance Company

NPFGC National Public Finance Guarantee Corporation

See Notes to Pro Forma Combined Financial Statements

37

NATIONAL TAX FREE FUND

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$118,202,052	$2,842,000	$121,044,052
Housing	–	20,553,087	1,289,707	21,842,794
Lease Obligations	–	127,939,059	247,520	128,186,579
Special Tax	–	62,907,161	550,000	63,457,161
Remaining Industries	–	1,652,278,773	–	1,652,278,773
Short-Term Investments
Variable Rate Demand Notes	–	500,000	–	500,000

Total	$–	$1,982,380,132	$4,929,227	$1,987,309,359

Liabilities
Trust Certificates(4)	$–	$(26,250,000)	$–	$(26,250,000)

Total	$–	$(26,250,000)	$–	$(26,250,000)

Other Financial Instruments

Futures Contracts
Assets	$109,853	$–	$–	$109,853
Liabilities	–	–	–	–

Total	$109,853	$–	$–	$109,853

(1)	Refer to Note 3(f) for a description of fair value measurements and the three-tier hierarchy of inputs.

(2)

See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.

(4)	Refer to Note 3(e) for a description of Municipal Bonds Held in Trust.

See Notes to Pro Forma Combined Financial Statements

38

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds

Balance as of October 1, 2017	$17,719,035
Accrued Discounts (Premiums)	108
Realized Gain (Loss)	90
Change in Unrealized Appreciation (Depreciation)	(116,248)
Purchases	–
Sales	(20,000)
Transfers into Level 3	1,425,756
Transfers out of Level 3	(14,079,514)

Balance as of September 30, 2018	$4,929,227

Change in unrealized appreciation/depreciation for year ended September 30, 2018, related to Level 3 investments held at September 30, 2018	$(116,248)

See Notes to Pro Forma Combined Financial Statements

39

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 100.15%
Corporate Backed 5.94%
CA Poll Ctl – Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$8,750	$9,023,525
CA Poll Ctl – Waste Mgmt AMT	4.30%	7/1/2040	A-	2,575	2,672,618
Chandler AZ IDR – Intel Corp AMT	2.70%#(c)	12/1/2037	A+	7,250	7,217,085
Columbus Co Ind Facs – Intl Paper	5.70%	5/1/2034	BBB	2,165	2,284,465
Courtland IDB – Intl Paper	6.25%	11/1/2033	Baa2	770	804,796
Gloucester Co Poll Ctl – Logan AMT	5.00%	12/1/2024	BBB-	1,000	1,068,740
Houston Arpt – United Airlines AMT	5.00%	7/15/2028	BB	2,400	2,679,144
IA Fin Auth – Iowa Fertilizer Co	5.25%	12/1/2025	B	3,000	3,196,260
IL Fin Auth – Leafs Hockey Club(f)	6.00%	3/1/2037	NR	1,550	372,000
IL State GO	5.00%	12/1/2036	Baa3	6,700	6,948,905
LA Env Facs – Westlake Chem	3.50%	11/1/2032	BBB	13,115	12,716,566
LA Env Facs – Westlake Chem	6.50%	11/1/2035	BBB	500	540,925
Love Field Arpt – Southwest Airlines AMT	5.00%	11/1/2028	A3	2,775	2,977,769
Love Field Arpt – Southwest Airlines	5.25%	11/1/2040	A3	330	347,319
MA Port Auth – Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,504,747
MD EDC – Chesapeake Bay Hyatt(f)	5.00%	12/1/2016	NR	855	563,231
National Fin Auth NH – Covanta†	4.625%	11/1/2042	B1	1,000	999,240
National Fin Auth NH – Covanta AMT†	4.875%	11/1/2042	B1	5,000	5,009,100
Niagara Area Dev Corp – Covanta AMT†	4.75%	11/1/2042	B1	5,000	5,003,850
NJ EDA – Goethals Brdg AMT	5.00%	7/1/2022	BBB-	1,650	1,793,534
NJ EDA – Goethals Brdg AMT	5.00%	1/1/2024	BBB-	1,500	1,663,800
NY Energy RDA – NYSEGC	3.50%	10/1/2029	A-	800	793,504
NY Liberty Dev Corp – 3 WTC†	5.00%	11/15/2044	NR	500	520,270
NY Liberty Dev Corp – 3 WTC†	7.25%	11/15/2044	NR	100	117,956
NYC Cap Res – Arthur Mgmt	7.00%	8/1/2025	NR	6,355	6,508,219
NYC IDA – TRIPS AMT	5.00%	7/1/2028	BBB	5,980	6,339,637
OH Air Quality – Pratt Paper AMT†	4.50%	1/15/2048	NR	2,000	2,044,080
Onondaga Co IDA – Bristol Meyers AMT	5.75%	3/1/2024	A+	5,100	5,881,218
PA Econ Dev – US Airways	7.50%	5/1/2020	BB-	1,500	1,604,595
PA Econ Dev – US Airways	8.00%	5/1/2029	BB-	1,475	1,585,817
Phenix City IDB – Meadwestvaco	3.625%	5/15/2030	BBB	3,050	3,008,612
Richland Co Env Impt – Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	6,989,971
Rockdale Co Dev Auth – Pratt Paper AMT†	4.00%	1/1/2038	NR	800	794,648
Salem Co Poll Ctl – Chambers AMT	5.00%	12/1/2023	BBB-	5,145	5,476,441
Selma IDB – Intl Paper	6.25%	11/1/2033	BBB	3,230	3,375,964
Syracuse IDA – Carousel Ctr AMT	5.00%	1/1/2034	Baa1	7,500	8,020,950
VA Small Bus Fing – Covanta AMT†	5.00%#(c)	1/1/2048	B	210	215,061
Valparaiso Facs – Pratt Paper AMT	7.00%	1/1/2044	NR	2,000	2,321,320
Warren Co – Intl Paper	5.80%	5/1/2034	BBB	100	105,672
WI Pub Fin Auth – Celanese†	4.05%	11/1/2030	BBB-	500	503,235
West Pace Coop Dist(f)	9.125%	5/1/2039	NR	4,900	2,842,000

Total					128,436,789

Education 4.74%
Build NYC Res Corp – CUNY	5.00%	6/1/2034	Aa2	325	358,436
Build NYC Res Corp – NY Law	4.00%	7/1/2045	BBB-	2,445	2,266,588

See Notes to Pro Forma Combined Financial Statements

40

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

CA Ed Facs – Stanford Univ	5.00%	5/1/2045	AAA		$5,505	$6,948,246
CA Fin Auth – Emerson Clg	6.00%	1/1/2042	BBB+		1,875	2,115,919
CA Sch Fin Auth – Green Dot Schs†	5.00%	8/1/2045	NR		1,500	1,575,990
Chicago Brd Ed	5.00%	12/1/2044	B+		1,750	1,782,095
Chicago Brd Ed	5.00%	12/1/2046	B+		3,500	3,558,975
Davie Edu Facs – Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,393,917
DE EDA – DE State Univ (AGM)	5.00%	10/1/2031	AA		410	454,940
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,316,160
Dutchess Co LDC – Anderson Ctr	6.00%	10/1/2030	BB+		925	948,375
FL HI Ed – Nova Southeastern Univ	5.00%	4/1/2033	A-		1,475	1,620,818
FL HI Ed – Nova Southeastern Univ	5.00%	4/1/2035	A-		1,500	1,637,940
FL HI Ed – Nova Southeastern Univ	6.375%	4/1/2031	A-		475	514,249
FL HI Ed – Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,177,060
Fulton Co Dev – Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	826,630
Hempstead Town LDC – Adelphi Univ	5.00%	10/1/2034	A-		175	192,768
IL Fin Auth – IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,050,903
IL Fin Auth – IL Inst of Tech	5.00%	4/1/2020	Baa3		2,000	2,001,460
IL Fin Auth – IL Inst of Tech	5.00%	4/1/2021	Baa3		500	500,315
IL Fin Auth – IL Inst of Tech	5.00%	4/1/2031	Baa3		2,250	2,217,150
IL Fin Auth – IL Inst of Tech	6.25%	2/1/2019	Baa3		590	596,868
IL Fin Auth – IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,007,240
IL Fin Auth – Univ Chicago	4.00%	10/1/2049	Aa2		6,000	6,002,460
MA DFA – Suffolk Univ	5.00%	7/1/2032	Baa2		2,500	2,772,375
MA DFA – Suffolk Univ	5.00%	7/1/2033	Baa2		1,250	1,381,238
MA DFA – Suffolk Univ	5.00%	7/1/2034	Baa2		1,000	1,101,050
NY Dorm – Barnard Clg	5.00%	7/1/2035	A1		2,400	2,681,784
NY Dorm – Cornell Univ	5.00%	7/1/2034	Aa1		250	255,508
NY Dorm – Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,469,000
NY Dorm – NYU	5.00%	7/1/2030	Aa2		2,155	2,389,572
NY Dorm – NYU	5.00%	7/1/2031	Aa2		4,215	4,667,859
NY Dorm – Pace Univ	5.00%	5/1/2029	BBB-		245	263,860
NY Dorm – Pace Univ	5.00%	5/1/2029	NR		10	11,237
NY Dorm – SUNY	5.00%	7/1/2035	Aa2		2,100	2,245,992
NY Dorm – Touro Clg	5.00%	1/1/2047	BBB-	(e)	5,000	5,327,250
NY Dorm – Touro Clg	5.50%	1/1/2039	BBB-	(e)	2,450	2,669,667
NYC IDA – Yankee Stadium (AG)	Zero Coupon	3/1/2030	AA		8,000	5,377,840
PA Hi Ed – St Josephs Univ	5.00%	11/1/2030	A-		905	948,693
Univ of CT	5.25%	11/15/2047	AA-		8,000	8,938,080
Univ of North Carolina – Wilmington	5.00%	6/1/2037	A1		7,055	7,806,922

Total						102,373,429

Financial Services 0.34%
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,000	4,906,450
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2031	Aaa		2,500	2,479,375

Total						7,385,825

See Notes to Pro Forma Combined Financial Statements

41

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 17.56%
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	$550	$596,321
Atlantic City GO (BAM)	5.00%	3/1/2032	AA	300	333,468
Beaverton Sch Dist	5.00%	6/15/2036	AA+	8,000	9,112,000
Bellwood GO	6.15%	12/1/2032	A	2,765	3,108,026
CA State GO	4.00%	9/1/2037	AA-	5,000	5,270,450
CA State GO	5.00%	2/1/2033	AA-	10,000	10,857,200
CA State GO	5.00%	8/1/2038	AA-	3,700	4,196,281
CA State GO	5.25%	9/1/2024	AA-	5,000	5,487,450
CA State GO	5.25%	8/1/2032	AA-	7,500	8,695,500
CA State GO	5.38%	11/1/2035	AA-	400	428,556
CA State GO	5.50%	3/1/2040	AA-	10,225	10,716,822
CA State GO	5.60%	3/1/2036	AA-	7,330	7,705,369
CA State GO	6.50%	4/1/2033	AA-	6,280	6,421,049
Chicago Brd Ed	5.00%	12/1/2029	B+	2,000	2,090,700
Chicago Brd Ed	5.00%	12/1/2030	B+	2,070	2,158,700
Chicago Brd Ed	5.00%	12/1/2031	B+	1,000	1,039,540
Chicago Brd Ed	5.00%	12/1/2042	B+	575	577,317
Chicago Brd Ed	6.50%	12/1/2046	B+	1,100	1,248,841
Chicago Brd Ed†	7.00%	12/1/2046	B+	1,200	1,431,120
Chicago GO	5.00%	1/1/2034	BBB+	4,150	4,258,398
Chicago GO	5.00%	1/1/2034	BBB+	5,500	5,710,155
Chicago GO	5.25%	1/1/2027	BBB+	255	255,411
Chicago GO	5.00%	1/1/2026	BBB+	4,950	5,365,354
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,403,999
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,066,400
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,571,072
Chicago GO	5.50%	1/1/2042	BBB+	250	265,280
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,305,600
Chicago GO	5.50%	1/1/2035	BBB+	230	245,872
Chicago GO	5.50%	1/1/2037	BBB+	1,985	2,114,144
Chicago GO	5.625%	1/1/2030	BBB+	275	308,987
Chicago GO	6.00%	1/1/2038	BBB+	19,330	21,790,129
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,047,937
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,116,410
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,393,810
Cook Co GO	5.00%	11/15/2034	AA-	500	551,845
Cook Co GO	5.00%	11/15/2035	AA-	1,000	1,100,730
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,618,320
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,902,900
CT State GO	4.00%	4/15/2037	A1	2,000	1,999,980
CT State GO	4.00%	6/15/2037	A1	975	973,684
CT State GO	5.00%	6/15/2032	A1	1,250	1,390,013
CT State GO	5.00%	6/15/2033	A1	1,250	1,384,625
CT State GO	5.00%	6/15/2038	A1	1,000	1,085,570
CT State GO(b)	5.00%	12/1/2022	AA	10,000	10,549,750
CT State GO(b)	5.00%	12/1/2023	AA	10,000	10,549,750
Delaware Co IDA – Covanta	5.00%	7/1/2043	BB-	500	504,625
Essex Co Impt Auth – Covanta AMT†	5.25%	7/1/2045	BB-	4,000	4,027,520
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	6,855,100
HI State GO(b)	5.00%	8/15/2030	AA	10,000	10,865,900
Hudson Co Impt Auth – Solid Waste GTD	5.75%	1/1/2035	Aa3	225	234,794
IL State GO	4.00%	6/1/2034	BBB-	2,810	2,638,084

See Notes to Pro Forma Combined Financial Statements

42

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

IL State GO	5.00%	11/1/2028	BBB-	$9,295	$9,801,020
IL State GO	5.00%	1/1/2033	BBB-	4,075	4,162,816
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,107,820
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,663,540
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,401,066
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,660,514
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,636,196
IL State GO	5.50%	7/1/2033	BBB-	9,470	10,086,497
IL State GO	6.00%	5/1/2026	BBB-	1,000	1,119,920
Irvine USD – Spl Tax (BAM)	5.00%	9/1/2056	AA	500	551,755
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,052,270
King Co Pub Hsp – Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,708,900
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	4,703,012
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,011,100
Middletown CSD	5.25%	12/1/2040	AA	2,500	2,750,426
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,786,580
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,660	4,782,138
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	4,151,113
NYC GO	5.00%	8/1/2027	AA	6,575	7,321,526
PA State GO	4.00%	3/1/2037	Aa3	4,215	4,277,761
PA State GO	4.00%	3/1/2038	Aa3	5,500	5,568,805
PA State GO	4.00%	9/15/2030	Aa3	10,000	10,500,300
Philadelphia GO	5.00%	8/1/2036	A	8,400	9,282,420
Philadelphia GO	5.00%	8/1/2037	A	3,150	3,465,914
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,209,100
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,305,970
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,099,940
Philadelphia Sch Dist	5.00%	9/1/2037	A2	1,200	1,302,708
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,083,460
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,225,312
Pittsburgh GO (BAM)	5.00%	7/1/2044	NR	5,770	6,381,268
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,293,481
PR Comwlth GO(f)	4.75%	7/1/2018	NR	370	218,300
PR Comwlth GO(f)	5.50%	7/1/2027	Ca	1,040	603,200
PR Comwlth GO(f)	5.50%	7/1/2039	Ca	3,000	1,740,000
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	159,886
San Francisco Arpt AMT	5.25%	5/1/2042	A+	4,000	4,518,040
St Pub SBA – Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	490,752
St Pub SBA – Philadelphia Sch Dist	5.00%	4/1/2031	A2	185	194,059
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	821,715
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA	5,000	5,691,550
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	566,830
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA	5,000	5,538,450
Union Co Util Auth – Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,243,200
WI PFA – Boynton	5.00%	9/1/2030	AA	1,815	2,014,629
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	1,000	683,590
Yosemite CCD	5.00%	8/1/2029	Aa2	500	582,465

Total					379,448,172

Health Care 15.57%
Abag Fin Auth – Sharp Hlthcare	5.00%	8/1/2027	AA	300	324,813
Abag Fin Auth – Sharp Hlthcare	5.00%	8/1/2028	AA	345	374,115
AL PFA – AL Proton Therapy†	6.85%	10/1/2047	NR	2,160	2,076,084

See Notes to Pro Forma Combined Financial Statements

43

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Alleghany Co Hsp – Allegheny Hlth	4.00%	4/1/2044	A		$7,500	$7,312,500
Allen Co Hsp – Catholic Hlth Ptnrs	5.00%	5/1/2033	A+		7,065	7,593,391
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	3,126,210
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,615	2,716,593
Athens Clarke Co Dev – Catholic Hlth E	6.25%	11/15/2032	AA-		615	630,682
CA Muni Fin – Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,500	2,721,700
CA Statewide – Beverly	5.00%	2/1/2045	BBB-		5,000	5,345,300
CA Hlth – Sutter Hlth	4.00%	11/15/2042	AA-		2,000	2,033,600
CA Hlth – Sutter Hlth	5.25%	8/15/2031	AA-		5,245	5,691,926
CA Stwde – Eskaton Pptys	5.25%	11/15/2034	BBB		1,875	2,013,937
CA Stwde – Huntington Memorial Hosp	4.00%	7/1/2048	A-		4,500	4,532,355
CA Stwde – John Muir Hlth	4.00%	12/1/2057	A+		2,500	2,506,225
CA Stwde – Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		7,625	8,192,223
CA Stwde – Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		7,125	7,689,513
CA Stwde – So Cal Presbyterian†	6.625%	11/15/2024	NR		110	115,037
Cass Co – Essentia Hlth Rmkt (AG)	5.13%	2/15/2037	AA		5,000	5,173,400
CO Hlth Facs – Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	300,619
CO Hlth Facs – Catholic Hlth	5.25%	2/1/2031	BBB+		750	784,747
CO Hlth Facs – Catholic Hlth	6.125%	10/1/2028	BBB+		165	165,487
CT Hlth & Ed – Hartford Hlthcare	5.00%	7/1/2032	A		640	675,738
CT Hlth & Ed – Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	560,540
Cumberland Co Mun Auth – Asbury	5.25%	1/1/2021	NR		140	144,571
Cumberland Co Mun Auth – Asbury	5.40%	1/1/2022	NR		150	154,928
Cumberland Co Mun Auth – Diakon Lutheran	6.25%	1/1/2024	BBB+(e	)	15	15,149
Cumberland Co Mun Auth – Diakon Lutheran	6.125%	1/1/2029	BBB+(e	)	100	100,831
Cuyahoga Co Hsp – Metrohealth	5.50%	2/15/2052	NR		8,925	9,670,683
Cuyahoga Co Hsp – Metrohealth	5.50%	2/15/2057	NR		5,250	5,669,475
DeKalb Co Hsp – Children’s Hlthcare	5.00%	11/15/2029	AA+		530	546,843
Denver Hlth & Hsp Auth	2.655% (3 Mo. LIBOR* .67 + 1.10%)#	12/1/2033	BBB		4,745	4,531,855
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	741,090
Fairview Health Services(d)	5.00%	11/15/2049	A+		6,000	6,583,080
Franklin Co Hlth – OPRS Cmntys	6.125%	7/1/2040	BBB(e	)	4,880	5,268,936
Flint Hsp Bldg Auth – Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,596,855
Gainesville & Hall Co Hsp – NE GA Hlth GTD	5.50%	8/15/2054	AA-		5,225	5,905,870
Greenville Hlth Sys	5.00%	5/1/2034	A1		3,970	4,332,461
Guadalupe Co – Seguin City Hospital	5.00%	12/1/2045	BB		2,000	2,004,640
IL Fin Auth – Centegra Hlth	5.00%	9/1/2034	BB+		235	259,219
IN Fin Auth – Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,613,010
IL Fin Auth – Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	808,459
IL Fin Auth – Northwestern Mem Hsp(b)	5.75%	1/1/2026	AA+		2,500	2,578,975
Kirkwood IDA – Aberdeen Hts	8.00%	5/15/2021	NR		595	637,638
Kirkwood IDA – Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,172,357
LA PFA – Ochsner Clinic	6.25%	5/15/2031	A3		8,090	8,941,068

See Notes to Pro Forma Combined Financial Statements

44

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

La Verne COP – Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(e)	$1,350	$1,407,172
MA DFA – Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,097,258
MA DFA – CareGroup	5.00%	7/1/2048	A-		5,000	5,391,650
MA DFA – Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,030,550
MA Hlth & Ed – Catholic Hlth E	6.25%	11/15/2032	AA-		770	790,459
Martin Co Hlth – Martin Mem Med	5.50%	11/15/2032	A-		930	1,005,925
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	3,250	3,470,773
Mayo Clinic(d)	4.00%	11/15/2048	AA		15,500	15,684,450
MD Hlth & HI Ed – Adventist	5.50%	1/1/2046	Baa3		10,000	10,978,000
MD Hlth & HI Ed – Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		5,275	5,640,716
MD Hlth & Hi Ed – Mercy Med Ctr	6.25%	7/1/2031	BBB		11,635	12,611,526
MD Hlth & HI Ed – Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,424,452
MD Hlth & HI Ed – Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,410,875
ME Hlth & Hi Ed – MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	649,611
ME Hlth & Hi Ed – MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	428,856
ME Hlth & Hi Ed – MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,267,676
Meadville Med Center	6.00%	6/1/2046	NR		950	1,006,686
Meadville Med Center	6.00%	6/1/2051	NR		1,115	1,177,909
Mesquite Hlth – Christian Care Ctrs	5.125%	2/15/2042	BB+	(e)	1,000	1,028,500
Montgomery Co IDA – ACTS Retirement	5.00%	11/15/2024	A-	(e)	3,150	3,391,353
Montgomery Co IDA – ACTS Retirement	5.00%	11/15/2025	A-	(e)	1,300	1,394,965
Montgomery Co Hlth – Catholic Hlth	6.25%	11/15/2034	AA-		20	20,501
Montgomery Co IDA – Jefferson Hlth	5.00%	10/1/2027	AA		4,500	4,846,320
Montgomery Co IDA – Whitemarsh	5.375%	1/1/2050	NR		1,070	1,074,687
MT St Fac Fin Auth – Kalispell Med Ctr	5.00%	7/1/2043	Baa2		4,000	4,266,720
MT St Fac Fin Auth – Kalispell Med Ctr	5.00%	7/1/2048	Baa2		5,760	6,120,346
Muskingum Co Hsp – Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,727,301
Nassau Co LEAC – Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,095,410
Nassau Co LEAC – Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	633,111
Nassau Co LEAC – Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,761,248
Nassau Co LEAC – Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,183,985
New Hope Ed Facs – Legacy Midtown Project	5.50%	7/1/2054	NR		250	244,998
NJ Hlth – Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	150,850
NY Dorm – Montefiore	4.00%	8/1/2036	BBB		1,825	1,829,344
NY Dorm – Montefiore	4.00%	8/1/2037	BBB		745	741,066
NY Dorm – Montefiore	4.00%	8/1/2038	BBB		990	980,585
NY Dorm – Montefiore	5.00%	8/1/2033	BBB		1,000	1,119,400
NY Dorm – Montefiore	5.00%	8/1/2034	BBB		500	557,500
NY Dorm – Montefiore	5.00%	8/1/2035	BBB		1,000	1,110,620
NY Dorm – Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,435,382
NY Dorm – Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,086,290
NY Dorm – Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,081,690

See Notes to Pro Forma Combined Financial Statements

45

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

NY Dorm – Orange Regl Med Ctr†	5.00%	12/1/2040	BBB-		$1,300	$1,391,806
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,492,424
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	5,837,795
OK DFA – OU Med	5.50%	8/15/2052	Baa3		2,700	2,992,572
OK DFA – OU Med	5.50%	8/15/2057	Baa3		4,400	4,858,040
Palomar Hlth	5.00%	11/1/2036	BBB		4,025	4,343,699
Pell City Spl Care Facs – Noland Hlth	5.00%	12/1/2031	A		4,845	5,182,115
Philadelphia Hsps – Temple Univ Hlth	5.00%	7/1/2032	BBB-		1,000	1,086,991
Philadelphia Hsps – Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,195,204
Philadelphia Hsps – Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	269,220
Pulaski Co Pub Facs – Baptist Hlth	5.00%	12/1/2039	A+		5,750	6,210,977
Rockville Eco Dev – Ingleside at King Farm	5.00%	11/1/2042	BB	(e)	875	936,915
Rockville Eco Dev – Ingleside at King Farm	5.00%	11/1/2047	BB	(e)	800	853,480
San Buenaventura – Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,089,821
Tarrant Co Cultural – Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,516,395
Tempe IDA – ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,254,132
UCal Med Ctr	5.25%	5/15/2038	AA-		660	735,346
Upland COP – San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,489,750
VT Ed & Hlth – Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	4,975,605
WA Hlth Care – Overlake Hsp	5.00%	7/1/2038	A		4,000	4,314,040
Ward Co Hlth Facs – Trinity Hlth	5.00%	6/1/2048	BBB-		2,110	2,253,206
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	117,455
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	32,039
WI Hlth & Ed – Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	7,444,371
WI PFA – MD Proton†	6.125%	1/1/2033	NR		1,500	1,532,205
WI PFA – MD Proton†	6.375%	1/1/2048	NR		1,000	1,021,930
WI Hlth & Ed – Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		840	870,248
WV Hsp – Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	1,800,360

Total						336,389,585

Housing 1.09%
Alachua Co Hlth – Oak Hammock	8.00%	10/1/2042	NR		300	342,333
CA Muni Fin – UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,505,288
CA Muni Fin – Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		650	708,416
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,500	5,723,905
HI Hsg Fin & Dev – Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,042,980
IL Fin Auth – CHF – UIC	5.00%	2/15/2047	BBB-		1,100	1,176,318
IL Fin Auth – CHF – UIC	5.00%	2/15/2050	BBB-		1,500	1,598,310
LA HFA – GMF-LA Chateau	8.00%	9/1/2039	CCC+		1,345	1,289,707
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,303,387
Phoenix IDA – ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000	1,087,580
Phoenix IDA – ASU Std Hsg	5.00%	7/1/2042	Baa3		250	270,210
Toledo/Lucas Port Auth – Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,038,340
Toledo/Lucas Port Auth – Univ Toledo	5.00%	7/1/2039	BBB-		1,500	1,545,315

See Notes to Pro Forma Combined Financial Statements

46

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Toledo/Lucas Port Auth – Univ Toledo	5.00%	7/1/2046	BBB-		$1,000	$1,027,040

Total						23,659,129

Lease Obligation 6.43%
CA Pub Wks – Various Cap Proj	5.00%	10/1/2028	A+		535	581,465
CA Pub Wks – Judicial Council	5.00%	12/1/2028	A+		5,600	6,108,816
CA Pub Wks – Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,713,250
CA Pub Wks – Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,237,120
CA Pub Wks – Various Cap Proj	6.625%	11/1/2034	A+		25	25,010
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	491,948
Erie Co IDA – Buffalo Sch Dist	5.00%	5/1/2026	AA		6,430	7,165,721
Erie Co IDA – Buffalo Sch Dist	5.25%	5/1/2028	AA		7,000	7,554,610
Essex Co Impt Auth – Newark	6.25%	11/1/2030	Baa3		250	260,402
Houston Co Coop Dist – Country Crossing(f)	12.50%	6/7/2013	NR		1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,789,800
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA		865	933,361
IN Fin Auth – OH River Brdgs AMT	5.00%	7/1/2035	BBB+		6,500	6,928,545
IN Fin Auth – OH River Brdgs AMT	5.00%	7/1/2040	BBB+		3,000	3,181,620
IN Fin Auth – OH River Brdgs AMT	5.00%	7/1/2044	BBB+		3,145	3,325,554
IN Fin Auth – Stadium	5.25%	2/1/2032	AA+		5,000	5,736,500
KY Ppty & Bldgs Commn – Proj #112	5.00%	11/1/2026	A1		5,000	5,682,000
Los Angeles USD COP	5.00%	10/1/2025	A+		1,000	1,106,180
NJ Ed Facs – Higher Ed	4.00%	9/1/2029	BBB+		5,445	5,490,575
NJ EDA – Bldgs	5.00%	6/15/2036	BBB+		1,000	1,080,300
NJ EDA – Bldgs	5.00%	6/15/2047	BBB+		6,050	6,406,405
NJ EDA – Goethals Brdg AMT	5.625%	1/1/2052	BBB-		7,500	8,182,350
NJ EDA – Sch Facs	3.16% (MUNIPSA* 1 + 1.60%)#	3/1/2028	BBB+		5,125	5,074,211
NJ EDA – Sch Facs	5.00%	6/15/2042	A-	(e)	4,800	5,095,200
NJ EDA – Sch Facs	5.00%	3/1/2028	BBB+		3,845	4,090,196
NJ EDA – Sch Facs	5.50%	6/15/2031	BBB+		1,350	1,531,737
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+		4,425	4,843,738
NJ Trans Trust Fund	5.00%	6/15/2030	A+		3,000	3,307,770
NJ Trans Trust Fund	5.00%	6/15/2031	A+		2,400	2,634,312
NJ Trans Trust Fund	5.00%	6/15/2042	BBB+		2,215	2,288,095
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,660	928,421
NJ Trans Trust Fund	Zero Coupon	12/15/2037	BBB+		265	106,379
NYC TFA – Bldg Aid	5.00%	7/15/2030	AA		10,000	10,935,300
NYC TFA – Bldg Aid	5.00%	7/15/2031	AA		6,000	6,558,900
NYC TFA – Bldg Aid	5.00%	7/15/2035	AA		300	340,077
PA COPS	5.00%	7/1/2043	A2		1,300	1,410,851
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	Aa3		3,150	3,616,452

Total						138,990,691

Other Revenue 5.57%
Apache Co Poll Ctl – Tucson Elec	4.50%	3/1/2030	A-		8,400	8,884,176
Arlington Hi Ed Fin Corp – Arlington Classics	7.65%	8/15/2040	BBB-		5,905	6,321,066
Baker Correctional Dev	8.50%	2/1/2030	NR		3,400	2,825,264
Brooklyn Arena LDC – Barclays Ctr	5.00%	7/15/2030	BBB-		2,340	2,595,785

See Notes to Pro Forma Combined Financial Statements

47

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

CA Infra & Econ Dev – Acad Motion Pict	5.00%	11/1/2041	Aa2		$2,500	$2,758,725
CA Infra & Econ Dev – Gladstone Inst	5.25%	10/1/2034	A-		8,100	8,722,404
CA Sch Fin Auth – Green Dot Charter†(d)	5.00%	8/1/2048	Baa3		1,650	1,769,510
City of Miami Beach – Parking Revs (BAM)	5.00%	9/1/2040	AA		2,000	2,204,700
Cleveland Arpt	5.00%	1/1/2030	A		2,555	2,723,298
Clifton Higher Ed – IDEA Pub Schs	5.00%	8/15/2042	BBB+		275	287,160
Clifton Higher Ed – IDEA Pub Schs	6.00%	8/15/2043	BBB+		1,000	1,101,110
DC Rev – Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		500	528,605
DC Rev – Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB		1,935	2,072,095
DC Rev – KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,168,400
DC Rev – KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,168,400
Denver Conv Ctr	5.00%	12/1/2034	Baa2		1,000	1,105,670
FL DFC – Renaissance Chtr Sch	7.625%	6/15/2041	BB	(e)	5,500	5,967,280
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA		1,000	1,145,780
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA		1,000	1,141,190
Grand River Hosp Dist (AGM)	5.25%	12/1/2037	AA		1,000	1,131,170
HI Dept Budget – Hawaiian Electric AMT	3.25%	1/1/2025	Baa2		3,250	3,257,215
Houston Hi Ed – Cosmos Fndtn	5.00%	2/15/2032	BBB		100	104,272
Houston HI Ed – Cosmos Fndtn	5.00%	2/15/2042	BBB		625	645,287
Houston HI Ed – Cosmos Fndtn	6.875%	5/15/2041	BBB		125	139,961
IL Fin Auth – Noble Chrter Schs	6.125%	9/1/2039	BBB		6,000	6,549,480
IN Fin Auth – Drexel Foundation	7.00%	10/1/2039	B		1,250	1,259,762
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3		7,120	7,886,682
La Vernia Hi Ed – Life Schools of Dallas	7.25%	8/15/2031	BBB-		250	261,048
Long Beach Nat Gas – ML	3.00% (3 Mo. LIBOR* .67 + 1.45%)#	11/15/2027	A-		9,000	9,062,910
Lower AL Gas Dist – Goldman Sachs	5.00%	9/1/2046	A3		5,000	5,845,350
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	11,828,300
MI Pub Ed – Bradford Admy	8.75%	9/1/2039	NR		2,250	1,751,985
Middlesex Co Impt Auth – Heldrich Ctr(f)	6.125%	1/1/2025	NR		1,250	13,125
Middlesex Co Impt Auth – Heldrich Ctr(f)	6.25%	1/1/2037	NR		1,700	17,850
NJ EDA – Team Academy	6.00%	10/1/2043	BBB		3,500	3,801,035
NYC Cultural – Whitney Museum	5.25%	7/1/2026	A+		500	531,765
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	A3		7,000	7,000,070
Selma IDB – Intl Paper	5.80%	5/1/2034	BBB		150	158,508
TX Muni Gas Acq & Supply – Macquarie	5.00%	12/15/2031	A3		4,390	4,707,178

Total						120,443,571

Special Tax 3.21%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3		250	263,542
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba1		1,845	1,991,733
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3		4,800	4,964,976
Aurora TIF – East River	6.75%	12/30/2027	NR		700	703,850
CT Spl Tax – Trans Infra	5.00%	8/1/2034	AA		3,600	3,918,528

See Notes to Pro Forma Combined Financial Statements

48

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

CT Spl Tax – Trans Infra	5.00%	1/1/2037	AA		$7,000	$7,666,540
CT Spl Tax – Trans Infra	5.00%	1/1/2038	AA		4,500	4,913,820
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		4,545	2,181,600
Gramercy Farms Cmnty Dev Dist(f)	5.25%	5/1/2039	NR		1,340	13
Houston Co Coop Dist – Country Crossing(f)	10.00%	5/1/2039	NR		5,000	550,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-		4,875	5,385,900
Irvine CFD – Great Park	5.00%	9/1/2044	NR		500	536,700
Millsboro Spl Oblig – Plantation Lakes	5.45%	7/1/2036	NR		1,936	1,721,685
NJ EDA – Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,680,190
NYC IDA – Yankee Stadium (NPFGC)(FGIC)	3.81% (CPI Based)#	3/1/2024	Baa1		5,000	5,005,000
Orange Co CFD	5.25%	8/15/2045	NR		500	547,245
PA COPS	4.00%	7/1/2046	A2		2,625	2,568,825
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA		1,500	1,694,370
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA		1,400	1,575,700
Riverside RDA – Housing~	Zero Coupon	10/1/2041	A		11,195	13,190,733
San Francisco Redev – Mission Bay South	7.00%	8/1/2033	BBB+		1,000	1,119,350
San Francisco Redev – Mission Bay South	7.00%	8/1/2041	BBB+		1,400	1,567,090
San Jose Spl Tax – Conv Ctr	5.50%	5/1/2024	A		660	715,031
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3		625	625,537
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3		2,500	2,502,000
Stone Canyon CID(f)	5.70%	4/1/2022	NR		1,000	280,000
Stone Canyon CID(f)	5.75%	4/1/2027	NR		1,300	364,000

Total						69,233,958

Tax Revenue 4.24%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+		3,300	3,520,605
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+		1,950	2,074,936
Chicago Brd Ed – CIT	5.00%	4/1/2042	A	(e)	1,800	1,924,578
Chicago Brd Ed – CIT	5.00%	4/1/2046	A	(e)	2,050	2,185,792
Cook Co Sales Tax	4.00%	11/15/2034	AAA		3,750	3,842,138
Hudson Yards	5.75%	2/15/2047	AA-		355	382,392
MA Sch Bldg Auth – Sales Tax(b)	5.00%	2/1/2028	AA+		20,000	21,550,000
Met Pier & Expo Auth – McCormick Place	5.50%	6/15/2053	BB+		4,415	4,759,723
Met Pier & Expo Auth – McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,145	912,019
Met Pier & Expo Auth – McCormick Place (AGM)	Zero Coupon	6/15/2046	AA		1,595	440,395
Met Pier & Expo Auth – McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA		915	981,182
Met Pier & Expo Auth – McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	Baa2		10,000	5,830,600
Met Pier & Expo Auth – McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	Baa2		20,000	8,464,400
Met Pier & Expo Auth – McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	Baa2		15,000	5,987,700
NJ EDA – Cigarette Tax	5.00%	6/15/2023	BBB+		2,065	2,215,373
NJ EDA – Cigarette Tax	5.00%	6/15/2025	BBB+		1,000	1,066,660

See Notes to Pro Forma Combined Financial Statements

49

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3		$2,750	$3,029,703
NY UDC – PIT	5.00%	3/15/2033	AAA		750	825,877
NYC TFA – Future Tax	4.00%	5/1/2037	AAA		3,000	3,087,840
NYC TFA – Future Tax	4.00%	8/1/2042	Aa1		1,000	1,018,600
NYC TFA – Future Tax	5.00%	2/1/2036	AAA		1,000	1,099,880
PR Corp Sales Tax(f)	5.00%	8/1/2043	Ca		5,130	2,526,525
PR Corp Sales Tax(f)	5.25%	8/1/2027	Ca		575	283,188
PR Corp Sales Tax(f)	5.50%	8/1/2040	Ca		5,580	2,748,150
PR Corp Sales Tax(f)	5.75%	8/1/2037	Ca		220	108,350
PR Corp Sales Tax(f)	6.125%	8/1/2029	Ca		2,000	985,000
San Jose Spl Tax – Conv Ctr	5.50%	5/1/2026	A		275	296,274
San Jose Spl Tax – Conv Ctr	6.125%	5/1/2031	A		4,190	4,596,975
San Jose Spl Tax – Conv Ctr	6.50%	5/1/2036	A		530	586,434
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA		510	562,193
Yorba Linda Redev Agy	6.00%	9/1/2026	NR		1,145	1,277,442
Yorba Linda Redev Agy	6.50%	9/1/2032	NR		2,250	2,542,005

Total						91,712,929

Tobacco 4.37%
Buckeye Tobacco	5.88%	6/1/2047	B-		5,000	5,000,000
Buckeye Tobacco	Zero Coupon	6/1/2047	NR		20,000	1,667,000
Buckeye Tobacco	Zero Coupon	6/1/2052	NR		1,000	42,960
Buckeye Tobacco	5.125%	6/1/2024	B-		10,040	9,955,263
Buckeye Tobacco	5.75%	6/1/2034	B-		3,835	3,835,000
Golden St Tobacco	5.00%	6/1/2029	BBB		2,500	2,821,900
Golden St Tobacco	5.00%	6/1/2030	A+		500	550,750
Golden St Tobacco	5.00%	6/1/2047	NR		13,130	13,451,160
Golden St Tobacco	5.25%	6/1/2047	NR		4,375	4,539,762
MI Tob Settlement	5.125%	6/1/2022	B-		635	634,219
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA		15,000	15,035,250
PA Tob Settlement	5.00%	6/1/2035	A1		1,245	1,383,992
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A		3,675	4,150,582
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR		5,625	6,181,031
Suffolk Tobacco Asset Sec Corp	5.38%	6/1/2028	NR		5,895	5,841,179
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+		205	207,044
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		3,760	3,972,214
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		2,400	2,638,368
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		3,855	3,854,923
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,126,980
TSASC	5.00%	6/1/2035	A-		1,390	1,515,295
TSASC	5.00%	6/1/2036	A-		620	673,977
TSASC	5.00%	6/1/2048	NR		4,200	4,261,656

Total						94,340,505

Transportation 18.26%
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000	2,213,560
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,207,100
AL Port Auth (AGM)	5.00%	10/1/2036	AA		750	828,877
Atlanta Arpt	5.25%	1/1/2030	Aa3		635	674,484
Atlanta Arpt – PFC	5.00%	1/1/2028	AA-		2,000	2,234,980
Atlanta Arpt – PFC	5.00%	1/1/2031	AA-		4,000	4,451,280
CA Muni Fin Auth – LINXS AMT	4.00%	12/31/2047	BBB+	(e)	10,250	10,110,190
Central TX Mobility Auth	5.00%	1/1/2045	BBB+		4,500	4,891,005
Central TX Mobility Auth	6.00%	1/1/2041	BBB+		10,000	10,830,600

See Notes to Pro Forma Combined Financial Statements

50

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Central TX Tpk	5.00%	8/15/2033	BBB+		$5,750	$6,216,497
Central TX Tpk	5.00%	8/15/2037	BBB+		1,000	1,069,610
Charlotte Arpt	5.00%	7/1/2033	AA-		575	617,038
Chicago O’Hare Arpt	5.00%	1/1/2035	A		1,040	1,070,909
Chicago O’Hare Arpt – TRIPS AMT	5.00%	7/1/2048	BBB		2,500	2,689,550
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	297,478
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	987,291
Delaware River Port Auth	5.00%	1/1/2029	A		470	523,514
Delaware River Port Auth	5.00%	1/1/2034	A		8,000	8,840,640
Denver City & Co Arpt	4.00%	12/1/2043	A		5,000	5,028,900
DFW Arpt	5.00%	11/1/2028	A+		750	827,617
DFW Arpt	5.00%	11/1/2030	A+		850	934,158
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		4,200	2,480,814
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A		7,720	3,296,363
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,675,381
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2		1,000	1,084,850
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2		1,000	1,080,290
FL Tpk Auth – Dept Trans	5.00%	7/1/2034	AA		500	534,760
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		5,000	2,741,850
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-		875	989,030
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		9,000	10,386,360
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		8,000	9,215,360
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1		7,500	7,229,775
Hampton Roads Trans Commn	5.50%	7/1/2057	NR		7,500	8,785,800
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2		500	504,655
HI Arpt	5.00%	7/1/2034	AA-		3,000	3,143,100
HI Arpt Sys AMT	5.00%	7/1/2048	AA-		5,000	5,510,350
HI Arpts AMT	5.00%	7/1/2041	AA-		5,000	5,469,000
Houston Arpt – Continental Airlines AMT	5.00%	7/15/2035	BB		4,000	4,264,800
Houston Arpt – Continental Airlines AMT	6.625%	7/15/2038	BB		2,500	2,707,575
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	3,953,354
Los Angeles Dept Arpts – LAX	5.00%	5/15/2035	AA-		710	743,761
Los Angeles Dept Arpts – LAX AMT	5.00%	5/15/2041	AA		4,000	4,371,400
MA Port Auth AMT	4.00%	7/1/2046	AA		5,465	5,490,084
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,635,975
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,594,786
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,617,543
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,187,260
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,028,225
Met DC Arpt	5.00%	10/1/2035	AA-		255	268,161
Miami Dade Co – Rickenbacker Cswy	5.00%	10/1/2029	A-		500	556,545
Miami Dade Co – Rickenbacker Cswy	5.00%	10/1/2030	A-		550	610,924
Miami Dade Co – Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,283,122
Miami Dade Co Aviation – MIA AMT	5.00%	10/1/2028	A		4,435	4,959,838
Miami Dade Co Aviation – MIA AMT	5.00%	10/1/2029	A		2,500	2,787,100
Miami Dade Co Aviation – MIA	5.00%	10/1/2034	A		400	443,844
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A+		160	179,643
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A+		515	576,481
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(e)	5,900	6,750,426
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+		575	641,959
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,209,140

See Notes to Pro Forma Combined Financial Statements

51

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MTA NY	4.00%	11/15/2046	A1	$4,000	$4,015,720
MTA NY	5.00%	11/15/2030	A1	5,095	5,538,469
NC Tpk Auth – Triangle Exprs	5.00%	1/1/2032	BBB	1,350	1,510,326
Niagara Frontier Trsp – Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1	2,750	3,051,840
Niagara Frontier Trsp – Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1	1,000	1,102,800
NJ Tpk Auth	4.00%	1/1/2043	NR	5,555	5,666,767
NJ Trans Trust Fund	5.75%	12/15/2031	BBB+	350	352,713
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	5,305	5,730,726
North TX Twy Auth	5.00%	1/1/2031	A	250	274,863
North TX Twy Auth	5.00%	1/1/2040	A+	4,350	4,670,943
NY Trans Dev Corp – Delta AMT	4.00%	1/1/2036	Baa3	3,100	3,084,562
NY Trans Dev Corp – Delta AMT	5.00%	1/1/2033	Baa3	5,000	5,517,200
NY Trans Dev Corp – Delta AMT	5.00%	1/1/2034	Baa3	2,700	2,968,164
NY Trans Dev Corp – Delta AMT	5.00%	1/1/2036	Baa3	2,250	2,455,065
NY Trans Dev Corp – LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	5,150	5,433,404
NY Trans Dev Corp – LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	14,210	15,143,171
PA Tpk Commn	4.00%	12/1/2038	A3	3,425	3,378,146
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	9,999,000
PA Tpk Commn	5.00%	12/1/2039	A+	750	819,682
Philadelphia Airport AMT	5.00%	7/1/2042	A	4,440	4,833,118
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,675	4,143,783
Port Auth NY & NJ – JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,013,150
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,477,793
Port of Portland – Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,159,180
PR Hwy & Trans Auth(f)	4.00%	7/1/2017	CC	240	58,200
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,239,440
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,269,340
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,685	5,958,107
Sacramento Co Arpt	5.00%	7/1/2041	A	8,000	8,945,840
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	517,919
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,099,678
San Diego Arpt	5.00%	7/1/2040	A	945	990,247
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,344,050
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,722,820
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	12,121,875
San Jose Arpt	5.00%	3/1/2047	A	750	838,312
San Jose Arpt	5.00%	3/1/2047	A	2,800	3,071,656
San Jose Arpt AMT	6.25%	3/1/2034	A	5,000	5,483,300
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,461,850
South Jersey Port Corp AMT	5.00%	1/1/2042	Baa1	1,500	1,607,715
St Louis Arpt – Lambert Intl Arpt	6.25%	7/1/2029	A2	3,020	3,110,721
VA Small Bus Fing – 95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,609,287
VA Small Bus Fing – 95 Express Lanes AMT	5.00%	1/1/2040	BBB	4,880	5,122,487
VA Small Bus Fing – Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,526,817
VA Small Bus Fing – Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,350,183

See Notes to Pro Forma Combined Financial Statements

52

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

VA Small Bus Fing – I-66 AMT	5.00%	12/31/2052	Baa3	$7,250	$7,741,477
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,842,171
Wayne Co Arpt AMT	5.00%	12/1/2042	A2	1,200	1,308,552
Wayne Co Arpt AMT	5.00%	12/1/2047	A2	1,000	1,086,430
Wayne Co Arpt	5.00%	12/1/2047	NR	315	348,113
WV Parkways Auth	4.00%	6/1/2047	AA-	5,000	5,043,750

Total					394,695,884

Utilities 12.83%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,689,870
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,250,270
Baltimore Water	5.00%	7/1/2032	AA-	2,435	2,716,316
Baltimore Water	5.00%	7/1/2046	AA-	10,000	11,134,200
Burke Co Dev – Oglethorpe Power	3.00%#,(c)	11/1/2045	A-	6,000	5,942,100
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	573,500
Central Plains – Goldman Sachs	5.00%	9/1/2032	A3	5,525	5,974,624
Central Plains – Goldman Sachs	5.00%	9/1/2042	BBB+	11,790	13,633,720
Central Plains – Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,842,575
Chicago Wastewater	5.00%	1/1/2047	A	1,325	1,405,746
Chicago Water	5.00%	11/1/2029	A	4,560	5,095,572
Chicago Water	5.00%	11/1/2036	A	1,775	1,940,075
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,298,380
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	2,740,575
Chicago Water	5.00%	11/1/2039	A	3,455	3,666,550
Chula Vista IDR – San Diego G & E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,180,123
CO Public Auth – ML	6.50%	11/15/2038	A-	4,270	5,742,723
Compton Water	6.00%	8/1/2039	NR	5,500	5,609,450
DE EDA – NRG Energy	5.375%	10/1/2045	Baa3	9,000	9,386,100
Detroit Sewer	5.00%	7/1/2034	A	1,980	2,150,815
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	4,000	4,466,800
Gainesville Utility	5.25%	10/1/2034	AA-	150	158,771
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	350	301,070
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	740,250
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,380,910
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	3,555	3,910,571
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	2,000	2,340,680
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	A-	5,000	5,438,700
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A-	5,000	5,420,850
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,065,456
Long Beach Nat Gas – ML	5.50%	11/15/2037	A-	7,220	9,080,882
Los Angeles USD	5.00%	7/1/2023	Aa2	500	568,325
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	10,476,313
Lower Colo Riv Auth – Transmn Contract	5.00%	5/15/2040	A	2,945	3,212,966
Maricopa Co Poll Ctl – So Cal Edison Rmkt	5.00%	6/1/2035	A1	555	577,733
Maricopa Co Poll Ctl – El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,561,950
New Orleans Water	5.00%	12/1/2034	A-	1,000	1,099,340
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,767,195
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	5,240	5,549,632
NY Env Facs – Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	530,681
NYC Muni Water	5.00%	6/15/2036	AA+	500	555,360
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	4,000	4,493,160

See Notes to Pro Forma Combined Financial Statements

53

	National Tax Free Fund Pro Forma Combined
Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Paducah Electric (AGM)	5.00%	10/1/2033	AA		$1,000	$1,097,990
Paducah Electric (AGM)	5.00%	10/1/2034	AA		1,000	1,094,360
Paducah Electric (AGM)	5.00%	10/1/2035	AA		1,000	1,090,730
Philadelphia Gas Works	5.00%	8/1/2029	A		2,000	2,245,300
Philadelphia Gas Works	5.00%	8/1/2030	A		1,500	1,680,045
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+		2,800	3,176,208
Philadelphia Water & Wastewater	5.00%	7/1/2030	A+		3,355	3,779,407
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+		6,000	6,769,859
Pima CO IDA – Tucson Elec	4.00%	9/1/2029	A-		5,040	5,238,324
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca		3,240	3,049,650
PR Aqueduct & Swr Auth	5.75%	7/1/2037	Ca		3,000	2,853,750
PR Elec Pwr Auth(f)	2.266% (3 Mo. LIBOR* .67 + .70%)#	7/1/2031	Ca		4,000	2,460,000
PR Elec Pwr Auth(f)	5.00%	7/1/2028	Ca		270	177,525
PR Elec Pwr Auth(f)	5.25%	7/1/2028	Ca		880	578,600
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA		280	280,162
Salt Verde Fin Corp – Citi	5.00%	12/1/2032	BBB+		3,345	3,881,103
Salt Verde Fin Corp – Citi	5.00%	12/1/2037	BBB+		14,045	16,302,734
Salt Verde Fin Corp – Citi	5.25%	12/1/2027	BBB+		3,685	4,258,570
Southern CA Pub Pwr Auth – Goldman Sachs	3.04% (3 Mo. LIBOR* .67 + 1.47%)#	11/1/2038	A3		3,000	2,825,010
Southern CA Pub Pwr Auth – Goldman Sachs	5.00%	11/1/2033	A3		1,180	1,379,939
TEAC – Goldman Sachs	5.63%	9/1/2026	BBB	(e)	3,000	3,399,570
Texas Water Dev Brd(d)	4.00%	10/15/2037	AAA		7,760	8,025,547
Trimble Env Facs – Louisville Gas & Elec	3.75%	6/1/2033	A1		12,500	12,429,750
TX Muni Gas Acq & Supply – Macquarie	5.00%	12/15/2025	A3		950	1,033,467
TX Muni Gas Acq & Supply – Macquarie	5.00%	12/15/2028	A3		4,445	4,797,044
TX Muni Gas Acq & Supply – Macquarie	5.00%	12/15/2029	A3		9,965	10,725,628

Total						277,301,151

Total Municipal Bonds (cost $2,122,089,185)						2,164,411,618

See Notes to Pro Forma Combined Financial Statements

54

	Interest rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT TERM INVESTMENT 0.03%
Variable Demand Notes 0.03%
Utilities
Appling Co Dev – GA Power (cost $500,000)	1.94%	10/1/2018	9/1/2041	A-	$500	$500,000

Total Investments in Securities 100.17% (cost $2,122,589,185)						2,164,911,618

Liabilities in Excess of Cash and Other Assets(h) (0.15%)						(3,896,724)
Net Assets 100.00%						2,161,014,894

AMT	Income from this security may be subject to Alternative Minimum Tax.

COP	Certificates of Participation.

CPI	Consumer Price Index: Rate fluctuate based on CPI.

LIBOR	London Interbank Offered Rate.

MUNIPSA	SIFMA Municipal Swap Index Yield.

NR	Not Rated.

TCRS	Transferable Custodial Receipts.

#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2018.

~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

(a)	Unaudited.

(b)

Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 3(e) for details of Municipal Bonds Held in Trust.

(c)	Variable rate is fixed to float: Rate remains fixed until designated future date.

(d)	Securities purchased on a when-issued basis (See Note 3(g)).

(e)	This investment has been rated by Fitch IBCA.

(f)	Defaulted security (non-income producing security).

(g)

The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.

(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

(i)

Level 3 Investment as described in Note 3(f) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AMBAC AMBAC Assurance Corporation

AGC Assured Guaranty Corporation

AGM Assured Guaranty Municipal Corporation

BAM Build America Mutual

FGIC Financial Guaranty Insurance Company

NPFGC National Public Finance Guarantee Corporation

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2018	100	Short	$(14,159,853)	$(14,050,000)	$109,853

See Notes to Pro Forma Combined Financial Statements

55

NATIONAL TAX FREE FUND PRO FORMA COMBINED

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$118,202,052	$2,842,000	$121,044,052
Housing	–	20,553,087	1,289,707	21,842,794
Lease Obligations	–	127,939,059	247,520	128,186,579
Special Tax	–	62,907,161	550,000	63,457,161
Remaining Industries	–	1,829,881,032	–	1,829,881,032
Short-Term Investments
Variable Rate Demand Notes	–	500,000	–	500,000

Total	$–	$2,159,982,391	$4,929,227	$2,164,911,618

Liabilities
Trust Certificates(4)	$–	$(26,250,000)	$–	$(26,250,000)

Total	$–	$(26,250,000)	$–	$(26,250,000)

Other Financial Instruments

Futures Contracts
Assets	$109,853	$–	$–	$109,853
Liabilities	–	–	–	–

Total	$109,853	$–	$–	$109,853

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.

(2)

See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.

(4)	Refer to Note 2(e) for a description of Municipal Bonds Held in Trust.

See Notes to Pro Forma Combined Financial Statements

56

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds

Balance as of October 1, 2017	$17,719,035
Accrued Discounts (Premiums)	108
Realized Gain (Loss)	90
Change in Unrealized Appreciation (Depreciation)	(116,248)
Purchases	–
Sales	(20,000)
Transfers into Level 3	1,425,756
Transfers out of Level 3	(14,079,514)

Balance as of September 30, 2018	$4,929,227

Change in unrealized appreciation/depreciation for year ended September 30, 2018, related to Level 3 investments held at September 30, 2018	$(116,248)

See Notes to Pro Forma Combined Financial Statements

57

Pro Forma Combined Statements of Assets and Liabilities (unaudited)
September 30, 2018

	AMT Free Municipal Bond Fund	National Tax Free Fund	Total Pro Forma Adjustments	National Tax Free Fund Pro Forma Combined
ASSETS:
Investments in securities, at cost	$174,634,445	$1,947,954,740		$2,122,589,185

Investments in securities, at fair value	$177,602,259	$1,987,309,359		$2,164,911,618
Cash	111,980	–		111,980
Deposit with broker for futures collateral	–	230,000		230,000
Receivables:
Interest	2,274,186	25,064,570		27,338,756
Investments securities sold	2,331,034	34,877,115		37,208,149
Capital shares sold	859,548	7,099,396		7,958,944
From advisor	40,802	–		40,802
Variation Margin on futures contracts	–	15,639		15,639
Prepaid expenses and other assets	39,819	56,464		96,283

Total assets	183,259,628	2,054,652,543		2,237,912,171

LIABILITIES:
Payables:
Investment securities purchased	4,049,845	30,981,683		35,031,528
Trust certificates	–	26,250,000		26,250,000
Capital shares reacquired	1,509,424	3,040,922		4,550,346
Management fee	76,372	696,038		772,410
12b-1 distribution fees	34,272	544,781		579,053
To bank	–	2,517,400		2,517,400
Fund administration	6,110	65,500		71,610
Directors’ fees	22,528	469,403		491,931
Interest expense and fees	–	221,890		221,890
Information Statement and Registration	–	–	163,000 (a)	163,000
Distributions payable	488,573	5,459,219		5,947,792
Accrued expenses and other liabilities	55,860	244,457		300,317

Total liabilities	6,242,984	70,491,293	163,000	76,897,277

NET ASSETS	$177,016,644	$1,984,161,250	$(163,000)	$2,161,014,894

COMPOSITION OF NET ASSETS:
Paid-in capital	$179,408,794	$1,950,486,532	$(163,000)	$2,129,732,326
Total distributable earnings (loss)	(2,392,150)	33,674,718		31,282,568

Net Assets	$177,016,644	$1,984,161,250	$(163,000)	$2,161,014,894

Net assets by class:
Class A Shares	$118,600,981	$1,484,380,972	$(120,899)	$1,602,861,054
Class C Shares	$22,338,126	$131,630,764	$(11,613)	$153,957,277
Class F Shares	$27,695,319	$299,777,158	$(24,699)	$327,447,778
Class F3 Shares	$3,109,442	$21,498,932	$(1,856)	$24,606,518
Class I Shares	$5,272,776	$46,873,424	$(3,933)	$52,142,267

See Notes to Pro Forma Combined Financial Statements

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	AMT Free Municipal Bond Fund	National Tax Free Fund	Total Pro Forma Adjustments		National Tax Free Fund Pro Forma Combined
Outstanding shares by class:
Class A Shares	7,532,181	133,566,314	3,139,672	(b)	144,238,167
Class C Shares	1,419,015	11,831,587	588,840	(b)	13,839,442
Class F Shares	1,758,948	26,995,424	735,061	(b)	29,489,433
Class F3 Shares	197,264	1,935,369	82,653	(b)	2,215,286
Class I Shares	334,669	4,219,468	139,978	(b)	4,694,115
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.75	$11.11			$11.11
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 2.25%)	$16.11	$11.37			$11.37
Class C Shares-Net asset value	$15.74	$11.13			$11.12
Class F Shares-Net asset value	$15.75	$11.10			$11.10
Class F3 Shares-Net asset value	$15.76	$11.11			$11.11
Class I Shares-Net asset value	$15.76	$11.11			$11.11

(a)	Adjustment reflects registration and filing costs.

(b)	Adjustment reflects additional shares issued in connection with the proposed merger.

See Notes to Pro Forma Combined Financial Statements

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Pro Forma Statements of Operations (unaudited)
For the twelve months ended September 30, 2018

	AMT Free Municipal Bond Fund	National Tax Free Fund	Total Pro Forma Adjustments		National Tax Free Fund Pro Forma Combined
Investment income:
Interest and other	$7,459,380	$82,068,815			$89,528,195

Total investment income	7,459,380	82,068,815			89,528,195

Expenses:
Management fees	992,840	8,600,031	(297,734	)(a)	9,295,137
12b-1 distribution plan-Class A	252,161	2,998,976			3,251,137
12b-1 distribution plan-Class B	–	1,874			1,874
12b-1 distribution plan-Class C	196,383	1,242,190			1,438,573
12b-1 distribution plan-Class F	41,354	309,296			350,650
Interest expense and fees	–	524,390			524,390
Shareholder servicing	104,735	1,016,420			1,121,155
Professional	44,843	125,643	(44,843	)(b)	125,643
Reports to shareholders	11,528	93,111	(11,528	)(b)	93,111
Fund administration	79,427	811,476			890,903
Custody	4,573	21,859	(4,573	)(b)	21,859
Directors’ fees	6,058	61,426			67,484
Registration	80,696	144,995	(80,696	)(b)	144,995
Other	24,357	91,187			115,544

Gross expenses	1,838,955	16,042,874	(439,374)		17,442,455
Expense reductions	(3,489)	(36,422)			(39,911)
Fees waived and expenses reimbursed	(552,501)	–	552,501	(c)	–

Net expenses	1,282,965	16,006,452	113,127		17,402,544

Net investment income	6,176,415	66,062,363	(113,127)		72,125,651

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(867,207)	3,897,992			3,030,785
Net realized loss on futures contracts	–	(231,976)			(231,976)
Net change in unrealized appreciation/depreciation on investments	(3,364,125)	(48,840,654)			(52,204,779)
Net change in unrealized appreciation/depreciation on futures contracts	–	56,437			56,437

Net realized and unrealized loss:	(4,231,332)	(45,118,201)			(49,349,533)

Net Increase in Net Assets Resulting From Operations	$1,945,083	$20,944,162			$22,889,245

(a)	Decrease due to the asset tiered management fee structure of the Funds.

(b)	Increase (decrease) due to the elimination of duplicative expenses achieved by merging the Funds.

(c)	Combined Fund will not have a fee waiver/reimbursement agreement with Lord Abbett.

See Notes to Pro Forma Combined Financial Statements

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Notes to Pro Forma Combined Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The investment objective of Lord Abbett AMT Free Municipal Bond Fund (“Target Fund”) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

The Company consists of nine separate funds. These Pro Forma Combined Financial Statements cover Lord Abbett National Tax Free Fund (“Acquiring Fund”). The investment objective of Acquiring Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Funds’ prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. On April 25, 2018, the Funds’ remaining Class B shares converted to Class A shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2. BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Target Fund by Acquiring Fund. The Pro Forma Combined Schedule of Investments and Pro Forma Combined Statement of Assets and Liabilities are presented as if such merger had taken place as of September 30,

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2018 (end of period). The Pro Forma Combined Statement of Operations is presented as if such merger had taken place on October 1, 2017 (beginning of period).

Under the terms of the Plan of Reorganization (the “Plan”), the combination of Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Target Fund in exchange for shares of Acquiring Fund at NAV. The Statements of Assets and Liabilities and the related Statements of Operations of Target Fund and Acquiring Fund have been combined as of and for the twelve months ended September 30, 2018. Following the acquisition, Acquiring Fund will be the accounting survivor. In accordance with U.S. GAAP, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Target Fund and the Acquiring Fund included in their Annual Report for the fiscal year ended September 30, 2018.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Target Fund by Acquiring Fund had taken place as of September 30, 2018.

3. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation – Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly

62

reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions – Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income – Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Futures Contracts – Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)

Municipal Bonds Held in Trust – Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the

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transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of the Funds’ liabilities for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2018, as well as the average trust certificates for the fiscal year ended September 30, 2018:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Lord Abbett AMT Free Municipal Bond Fund	$–	–	$–	$–
Lord Abbett National Tax Free Fund	26,250,000	1.59% – 1.62%	56,094,375	26,250,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of September 30, 2018, the carrying value of each Fund’s liability for Trust Certificates approximates its fair value.

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While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions accounted for as secured borrowings.

(f)

Fair Value Measurements – Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing

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securities are not necessarily an indication of the risk associated with investing in those securities.

(g)

When-Issued Municipal Bonds – Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issue basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)

Disclosures About Derivative Instruments and Hedging Activities – The Acquiring Fund entered into U.S. Treasury futures contracts during  the fiscal year ended September 30, 2018 (as described in note 2(d)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2018, Acquiring Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Acquiring Fund’s use of derivative instruments:

(Acquiring Fund) National Tax Free Fund

Asset Derivative	Interest Rate Contracts

Futures Contracts(1)	$109,853

National Tax Free Fund Pro Forma Combined

Asset Derivative	Interest Rate Contracts

Futures Contracts(1)	$109,853

(1)

Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current fair value is reported within the Statements of Assets and Liabilities.

Transactions on derivative instruments for the twelve months ended September 30, 2018 were as follows:

(Acquiring Fund) National Tax Free Fund

Interest Rate Contracts
Net Realized Gain(Loss)
Futures Contracts(1)	$(231,976)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(2)	$56,437
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	28

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National Tax Free Fund Pro Forma Combined

Interest Rate Contracts
Net Realized Gain(Loss)
Futures Contracts(1)	$(231,976)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(2)	$56,437
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	28

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2018.

(1)	Statements of Operations location: Net realized loss on futures contracts.

(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.

(3)	Amount represents number of contracts.

4. SUMMARY OF CAPITAL TRANSACTIONS

The pro forma NAV assumes the issuance of shares of Acquiring Fund as if such shares had been issued at September 30, 2018, in connection with the proposed merger. The number of shares assumed to be issued is equal to the total NAV of shares of Target Fund as of September 30, 2018, divided by the NAV of the shares of Acquiring Fund as of September 30, 2018. The pro forma number of shares outstanding for the combined fund consists of the following as of September 30, 2018:

Class A Shares

	Lord Abbett AMT Free Municipal Bond Fund	Lord Abbett National Tax Free Fund
Pre-Combined Shares	7,532,181	133,566,314
Merger Shares	(7,532,181)	7,532,181
Pro Forma Adjustment for NAV	–	3,139,672

Total Shares Outstanding Post-Combined	–	144,238,167

Pre-Combined Amount	$118,600,981	$1,484,380,972
Merger Amount	(118,600,981)	118,600,981
Pro Forma Adjustment	–	(120,899)

Post-Combined Amount	$–	$1,602,861,054

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Class C Shares

	Lord Abbett AMT Free Municipal Bond Fund	Lord Abbett National Tax Free Fund
Pre-Combined Shares	1,419,015	11,831,587
Merger Shares	(1,419,015)	1,419,015
Pro Forma Adjustment for NAV	–	588,840

Total Shares Outstanding Post-Combined	–	13,839,442

Pre-Combined Amount	$22,338,126	$131,630,764
Merger Amount	(22,338,126)	22,338,126
Pro Forma Adjustment	–	(11,613)

Post-Combined Amount	$–	$153,957,277

Class F Shares

	Lord Abbett AMT Free Municipal Bond Fund	Lord Abbett National Tax Free Fund
Pre-Combined Shares	1,758,948	26,995,424
Merger Shares	(1,758,948)	1,758,948
Pro Forma Adjustment for NAV	–	735,061

Total Shares Outstanding Post-Combined	–	29,489,433

Pre-Combined Amount	$27,695,319	$299,777,158
Merger Amount	(27,695,319)	27,695,319
Pro Forma Adjustment	–	(24,699)

Post-Combined Amount	$–	$327,447,778

Class F3 Shares

	Lord Abbett AMT Free Municipal Bond Fund	Lord Abbett National Tax Free Fund
Pre-Combined Shares	197,264	1,935,369
Merger Shares	(197,264)	197,264
Pro Forma Adjustment for NAV	–	82,653

Total Shares Outstanding Post-Combined	–	2,215,286

Pre-Combined Amount	$3,109,442	$21,498,932
Merger Amount	(3,109,442)	3,109,442
Pro Forma Adjustment	–	(1,856)

Post-Combined Amount	$–	$24,606,518

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Class I Shares

	Lord Abbett AMT Free Municipal Bond Fund	Lord Abbett National Tax Free Fund
Pre-Combined Shares	334,669	4,219,468
Merger Shares	(334,669)	334,669
Pro Forma Adjustment for NAV	–	139,978

Total Shares Outstanding Post-Combined	–	4,694,115

Pre-Combined Amount	$5,272,776	$46,873,424
Merger Amount	(5,272,776)	5,272,776
Pro Forma Adjustment	–	(3,933)

Post-Combined Amount	$–	$52,142,267

5. PRO FORMA OPERATING EXPENSES

The Pro Forma Combined Statement of Operations for the twelve month period ended September 30, 2018, as adjusted, giving effect to the Plan of Reorganization reflects changes in expenses of the Target Fund as if the merger was consummated on October 1, 2017. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Plan of Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

6. INCOME TAXES

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code necessary to qualify and be treated as a regulated investment company and to distribute substantially all of its investments company taxable income, net-exempt income and capital gains to its shareholders. Therefore, no provision for income taxes is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2015 through September 30, 2018. The statutes of limitations on the Target and Acquiring Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Dividends from net investment income, if any, are declared daily and paid monthly for the Target Fund and Acquiring Fund. Dividends from any realized capital gains, as reduced by any available capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may

69

differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a return of capital. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thereby reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

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PART C
OTHER INFORMATION

Item 15. Indemnification.

The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers. Since the Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

The general effect of these statutes is to protect officers, directors and employees of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of the Registrant, without limiting the authority of the Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, the Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“indemnitee”) was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither “interested persons” (as defined in the 1940 Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorneys’ fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a directors’ and officers’ errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 16. Exhibits

(a)	Articles of Incorporation.

(i)	Articles of Restatement dated November 28, 1998. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on December 2, 1998.

(ii)	Articles of Amendment dated February 2, 1999. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(iii)	Articles Supplementary dated February 2, 1999. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(iv)	Articles of Amendment effective January 28, 2005. Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on January 28, 2005.

(v)	Articles of Supplementary dated April 23, 2007. Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on April 27, 2007.

(vi)	Articles Supplementary to Articles of Incorporation dated July 31, 2007. Incorporated by reference to Post-to Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on September 14, 2007.

(vii)	Articles of Amendment dated August 30, 2007. Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on September 14, 2007.

(viii)	Articles Supplementary to Articles of Incorporation dated January 18, 2008. Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A filed on January 28, 2008.

(ix)	Articles Supplementary to Articles of Incorporation dated July 21, 2010. Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on July 26, 2010.

(x)	Articles Supplementary to Articles of Incorporation dated November 17, 2010. Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on November 19, 2010.

(xi)	Articles Supplementary to Articles of Incorporation dated October 24, 2013. Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on January 27, 2014.

(xii)	Articles Supplementary to Articles of Incorporation dated February 20, 2015. Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2015.

(xiii)	Articles Supplementary to Articles of Incorporation dated April 24, 2015. Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A filed on May 14, 2015.

(xiv)	Articles Supplementary to Articles of Incorporation dated November 11, 2016. Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on January 27, 2017.

(xv)	Articles Supplementary to Articles of Incorporation dated December 15, 2016. Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on January 27, 2017.

(b)	By-Laws. Amended and Restated By-Laws dated September 20, 2017. Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on January 26, 2018.

(c)	Voting Trust Agreement. Not applicable.

(d)	Form of Reorganization Agreement. Filed as Exhibit A to Prospectus/Information Statement.

(e)	Instruments Defining Rights of Security Holders. Not applicable.

(f)	Investment Advisory Contracts.

(i)	Management Agreement dated December 15, 1994. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(ii)	Addendum to Management Agreement dated October 1, 2004. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on January 30, 2006.

(iii)	Addendum to Management Agreement dated October 26, 2010 (Lord Abbett AMT Free Municipal Bond Fund). Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on October 26, 2010.

(iv)	Addendum to Management Agreement dated as of November 19, 2010 (Lord Abbett High Yield Municipal Bond Fund, Lord Abbett Intermediate Tax Free Fund, and Lord Abbett Short Duration Tax Free Fund). Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on November 26, 2010.

(v)	Addendum to Management Agreement dated as of February 1, 2013 (Lord Abbett Intermediate Tax Free Fund). Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on January 25, 2013.

(vi)	Addendum to Management Agreement dated as of February 1, 2015 (Lord Abbett AMT Free Municipal Bond Fund). Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on January 26, 2015.

(vii)	Addendum to Management Agreement dated as of February 1, 2015 (Lord Abbett Short Duration Tax Free Fund). Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on January 26, 2015.

(viii)	Addendum to Management Agreement dated May 15, 2015 (Lord Abbett Short Duration High Yield Municipal Bond Fund). Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A filed on May 14, 2015.

(ix)	Expense Limitation Agreement effective February 1, 2017 (Lord Abbett Short Duration Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett Short Duration High Yield Municipal Bond Fund, Lord Abbett California Tax Free Fund, and Lord Abbett New Jersey Tax Free Fund). Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on January 27, 2017.

(x)	Addendum to Management Agreement dated February 1, 2018 (Lord Abbett Short Duration Tax Free Fund). Incorporated by reference to Post-Effective Amendment No. 80 to the Registration

Statement on Form N-1A filed on January 26, 2018.

(g)	Underwriting Contracts. Distribution Agreement incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(h)	Bonus or Profit Sharing Contracts. None.

(i)	Custodian Agreements.

(i)	Custodian Agreement dated November 1, 2001 (including updated Exhibit A dated as of May 15, 2015). Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A filed on May 14, 2015.

(ii)	Amended Exhibit A dated as of July 26, 2018. Filed herein.

(iii)	Amendment to Custodian Agreement dated June 21, 2017. Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on January 26, 2018.

(j)	Rule 12b-1 Plan and 18F-3 Plan.

(i)	Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 1, 2018 with Schedule A and Schedule B dated as of August 1, 2018. Filed herein.

(ii)	Amended and Restated Rule 18f-3 Plan with Schedule A as of August 1, 2018 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with updated Schedule A dated as of August 1, 2018. Filed herein.

(k)	Share Opinion. Opinion of Venable LLP, relating to the transfer of assets of Lord Abbett AMT Free Municipal Bond Fund to Lord Abbett National Tax Free Fund, each a series of the Registrant. Filed herein.

(l)	Tax Opinion. Opinion of Ropes & Gray LLP.*

(m)	Other Material Contracts.

(i)	Agency Agreement dated January 1, 2017 (including Schedule A dated as of January 1, 2017). Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on January 27, 2017.

(ii)	Amended Schedule A dated as of August 1, 2018 to the Agency Agreement dated January 1, 2017. Filed herein.

(iii)	Letter Amendment to Agency Agreement dated November 28, 2017. Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on January

26, 2018.

(iv)	Letter Amendment to Agency Agreement dated March 13, 2018. Filed herein.

(v)	Amended and Restated Administrative Services Agreement dated as of May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on January 27, 2017.

(vi)	Amendment No. 1 to the Amended and Restated Administrative Services Agreement dated as of October 11, 2016. Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on January 27, 2017.

(vii)	Amendment No. 2 to the Amended and Restated Administrative Services Agreement dated as of November 30, 2016. Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on January 27, 2017.

(viii)	Amendment No. 3 dated March 31, 2017 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on March 29, 2017.

(ix)	Amendment No. 4 dated August 1, 2018 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Filed herein.

(x)	Amendment No. 5 dated December 5, 2018 to the Amended and Restated Administrative Services Agreement dated May 1, 2016. Filed herein.

(n)	Consent of Deloitte & Touche LLP. Filed herein.

(o)	Not applicable.

(p)	Power of Attorney. Filed herein.

(q)	Additional Exhibits.

(i)	The Prospectus and Statement of Additional Information of the Registrant pertaining to Lord Abbett AMT Free Municipal Bond Fund and Lord Abbett National Tax Free Fund dated February 1, 2018, as supplemented. Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on January 26, 2018.

(ii)	The Prospectus and Statement of Additional Information of the Registrant pertaining to Lord Abbett AMT Free Municipal Bond Fund and Lord Abbett National Tax Free Fund dated February 1, 2019.*

(iii)	The Annual Report of the Registrant pertaining to Lord Abbett AMT Free Municipal Bond Fund and Lord Abbett National Tax Free Fund for the fiscal year ended September 30, 2018. Incorporated by reference to the report on Form N-CSR filed November 28, 2018.

(r)	Undertakings.

(i)	The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(iii)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 upon the closing of the Reorganization

* To be filed by amendment.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City, and State of New Jersey on the 11th day of January, 2019.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Principal Accounting
Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Director	January 11, 2019
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Director	January 11, 2019
Douglas B. Sieg

Eric C. Fast*	Director	January 11, 2019
Eric C. Fast

Evelyn E. Guernsey*	Director	January 11, 2019
Evelyn E. Guernsey

Julie A. Hill*	Director	January 11, 2019
Julie A. Hill

Kathleen M. Lutito*	Director	January 11, 2019
Kathleen M. Lutito

James M. McTaggart*	Director	January 11, 2019
James M. McTaggart

Karla M. Rabusch*	Director	January 11, 2019
Karla M. Rabusch

Mark A. Schmid*	Director	January 11, 2019
Mark A. Schmid

*By:	/s/ John T. Fitzgerald John T. Fitzgerald Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence B. Stoller, John T. Fitzgerald, Pamela P. Chen, Linda Y. Kim and Amanda S. Ryan, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of December 4, 2018.

Signatures	Title

Chairman and
/s/ James L.L. Tullis	Director/Trustee
James L.L. Tullis
President, CEO
/s/ Douglas B. Sieg	and Director/Trustee
Douglas B. Sieg

/s/ Eric C. Fast	Director/Trustee
Eric C. Fast

/s/ Evelyn E. Guernsey	Director/Trustee
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee
Julie A. Hill

/s/ Kathleen M. Lutito	Director/Trustee
Kathleen M. Lutito

/s/ James M. McTaggart	Director/Trustee
James M. McTaggart

/s/ Karla M. Rabusch	Director/Trustee
Karla M. Rabusch

/s/ Mark A. Schmid	Director/Trustee
Mark A. Schmid

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.